UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number        811-21993

Oppenheimer Revenue Weighted ETF Trust
(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

VTL Associates, LLC

225 Liberty Street, New York, New York 10281-1008
(Name and address of agent for service)

Registrant's telephone number, including area code:   (303) 768-3200

Date of fiscal year end:   June 30

Date of reporting period: December 31, 2016

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Semiannual Report	12/31/2016

Oppenheimer

Revenue Weighted
ETF Trust

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Shareholder Expense Examples
(Unaudited)

As a shareholder of an Oppenheimer ETF, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including management fees and other fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The actual and hypothetical expense examples below are based on an investment of $1,000 held for the entire six-month period from July 1, 2016 to December 31, 2016 (except for Oppenheimer ESG Revenue ETF and Oppenheimer Global ESG Revenue ETF, which are for the period October 31, 2016 to December 31, 2016).

Actual expenses
The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Six Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Shareholder Expense Examples — concluded
(Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 07/01/2016	Ending Account Value 12/31/2016	Annualized Expense Ratios for the Six Month Period	Expenses Paid During the Six Month Period[1]
Oppenheimer Large Cap Revenue ETF
Actual	$1,000.00	$1,082.00	0.45%	$2.36
Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	0.45%	$2.29
Oppenheimer Mid Cap Revenue ETF
Actual	$1,000.00	$1,145.60	0.48%	$2.60
Hypothetical (5% return before expenses)	$1,000.00	$1,022.79	0.48%	$2.45
Oppenheimer Small Cap Revenue ETF
Actual	$1,000.00	$1,224.50	0.48%	$2.69
Hypothetical (5% return before expenses)	$1,000.00	$1,022.79	0.48%	$2.45
Oppenheimer Financials Sector Revenue ETF
Actual	$1,000.00	$1,276.60	0.49%	$2.81
Hypothetical (5% return before expenses)	$1,000.00	$1,022.74	0.49%	$2.50
Oppenheimer ADR Revenue ETF
Actual	$1,000.00	$1,086.30	0.49%	$2.58
Hypothetical (5% return before expenses)	$1,000.00	$1,022.74	0.49%	$2.50
Oppenheimer Ultra Dividend Revenue ETF
Actual	$1,000.00	$1,113.50	0.44%	$2.34
Hypothetical (5% return before expenses)	$1,000.00	$1,022.99	0.44%	$2.24
Oppenheimer Global Growth Revenue ETF
Actual	$1,000.00	$1,122.90	0.64%	$3.42
Hypothetical (5% return before expenses)	$1,000.00	$1,021.98	0.64%	$3.26
Oppenheimer ESG Revenue ETF
Actual	$1,000.00	$1,075.50	0.40%	$0.73
Hypothetical (5% return before expenses)	$1,000.00	$1,023.19	0.40%	$2.04
Oppenheimer Global ESG Revenue ETF
Actual	$1,000.00	$999.00	0.45%	$0.80
Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	0.45%	$2.29
[1]	Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184/365 (to reflect the six-month period).
[2]	Actual Expenses Paid are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 62/365 (to reflect the period from October 31, 2016 to December 31, 2016).

Schedule of Investments Summary Tables
(Unaudited)

Oppenheimer Large Cap Revenue ETF

Industry	% of Net Assets
Automobiles & Components	3.4%
Banks	3.9
Capital Goods	8.3
Commercial & Professional Services	0.5
Consumer Durables & Apparel	1.6
Consumer Services	1.0
Diversified Financials	4.3
Energy	7.1
Food & Staples Retailing	10.2
Food, Beverage & Tobacco	4.1
Health Care Equipment & Services	12.3
Household & Personal Products	1.2
Insurance	4.3
Materials	2.9
Media	2.7
Money Market Fund	0.9
Pharmaceuticals, Biotechnology & Life Sciences	3.8
Real Estate	0.8
Retailing	7.0
Semiconductors & Semiconductor Equipment	1.6
Software & Services	5.0
Technology Hardware & Equipment	4.4
Telecommunication Services	3.3
Transportation	3.2
Utilities	3.0
Total Investments	100.8
Liabilities in Excess of Other Assets	(0.8)
Net Assets	100.0%

Oppenheimer Mid Cap Revenue ETF

Industry	% of Net Assets
Automobiles & Components	1.0%
Banks	2.0
Capital Goods	12.1
Commercial & Professional Services	2.9
Consumer Durables & Apparel	4.4
Consumer Services	2.7
Diversified Financials	1.7
Energy	5.8
Food & Staples Retailing	1.5
Food, Beverage & Tobacco	3.6
Health Care Equipment & Services	7.9
Household & Personal Products	0.8
Insurance	6.9
Materials	9.0
Media	1.9
Money Market Fund	7.2
Pharmaceuticals, Biotechnology & Life Sciences	1.0
Real Estate	2.8
Retailing	7.6
Semiconductors & Semiconductor Equipment	1.4
Software & Services	4.5
Technology Hardware & Equipment	12.4
Telecommunication Services	0.4
Transportation	2.2
Utilities	3.4
Total Investments	107.1
Liabilities in Excess of Other Assets	(7.1)
Net Assets	100.0%

Oppenheimer Small Cap Revenue ETF

Industry	% of Net Assets
Automobiles & Components	2.1%
Banks	2.6
Capital Goods	11.3
Commercial & Professional Services	8.7
Consumer Durables & Apparel	4.0
Consumer Services	3.1
Diversified Financials	4.0
Energy	2.4
Food & Staples Retailing	4.0
Food, Beverage & Tobacco	2.0
Health Care Equipment & Services	10.2
Household & Personal Products	0.4
Insurance	2.7
Materials	7.2
Media	1.1
Money Market Fund	9.0
Pharmaceuticals, Biotechnology & Life Sciences	1.1
Real Estate	1.5
Retailing	14.8
Semiconductors & Semiconductor Equipment	1.0
Software & Services	3.1
Technology Hardware & Equipment	7.3
Telecommunication Services	0.7
Transportation	3.5
Utilities	1.1
Total Investments	108.9
Liabilities in Excess of Other Assets	(8.9)
Net Assets	100.0%

Oppenheimer Financials Sector Revenue ETF

Industry	% of Net Assets
Banks	31.2%
Capital Markets	12.4
Consumer Finance	5.1
Diversified Financial Services	16.8
Insurance	34.5
Total Investments	100.0
Liabilities in Excess of Other Assets	0.0 ‡
Net Assets	100.0%

Oppenheimer ADR Revenue ETF

Industry	% of Net Assets
Automobiles & Components	8.4%
Banks	10.5
Capital Goods	1.5
Commercial & Professional Services	0.4
Consumer Durables & Apparel	1.8
Consumer Services	0.5
Diversified Financials	3.2
Energy	29.8
Food & Staples Retailing	0.3
Food, Beverage & Tobacco	2.6
Health Care Equipment & Services	0.5
Household & Personal Products	1.3
Insurance	7.8
Materials	7.3
Media	0.7
Money Market Fund	20.7
Pharmaceuticals, Biotechnology & Life Sciences	4.2
Semiconductors & Semiconductor Equipment	0.9
Software & Services	0.7
Technology Hardware & Equipment	2.1
Telecommunication Services	12.6
Transportation	0.7
Utilities	2.0
Total Investments	120.5
Liabilities in Excess of Other Assets	(20.5)
Net Assets	100.0%

Oppenheimer Ultra Dividend Revenue ETF

Industry	% of Net Assets
Automobiles & Components	9.6%
Banks	0.2
Commercial & Professional Services	0.9
Consumer Durables & Apparel	2.8
Diversified Financials	0.4
Energy	9.1
Food, Beverage & Tobacco	5.2
Insurance	2.5
Materials	2.5
Media	0.8
Money Market Fund	6.8
Pharmaceuticals, Biotechnology & Life Sciences	5.1
Real Estate	11.5
Retailing	7.0
Technology Hardware & Equipment	2.9
Telecommunication Services	17.1
Utilities	22.2
Total Investments	106.6
Liabilities in Excess of Other Assets	(6.6)
Net Assets	100.0%

‡	Less than 0.05%

Schedule of Investments Summary Tables — concluded
(Unaudited)

Oppenheimer Global Growth Revenue ETF

Industry	% of Net Assets
Automobiles & Components	5.3%
Banks	8.9
Capital Goods	6.9
Commercial & Professional Services	0.8
Consumer Durables & Apparel	0.6
Consumer Services	0.8
Diversified Financials	0.6
Energy	15.4
Food & Staples Retailing	10.4
Food, Beverage & Tobacco	5.6
Household & Personal Products	2.0
Insurance	12.0
Materials	7.9
Media	0.3
Money Market Fund	1.0
Pharmaceuticals, Biotechnology & Life Sciences	3.5
Retailing	0.4
Semiconductors & Semiconductor Equipment	0.8
Technology Hardware & Equipment	8.1
Telecommunication Services	3.9
Utilities	6.9
Total Investments	102.1
Liabilities in Excess of Other Assets	(2.1)
Net Assets	100.0%

Oppenheimer ESG Revenue ETF

Industry	% of Net Assets
Automobiles & Components	3.9%
Banks	2.1
Capital Goods	10.9
Commercial & Professional Services	0.5
Consumer Durables & Apparel	1.8
Consumer Services	0.9
Diversified Financials	2.4
Energy	4.6
Food & Staples Retailing	7.3
Food, Beverage & Tobacco	5.7
Health Care Equipment & Services	7.6
Household & Personal Products	2.5
Insurance	2.6
Materials	3.7
Media	3.6
Money Market Fund	0.1
Pharmaceuticals, Biotechnology & Life Sciences	2.8
Real Estate	1.2
Retailing	5.6
Semiconductors & Semiconductor Equipment	3.0
Software & Services	8.3
Technology Hardware & Equipment	3.2
Telecommunication Services	6.4
Transportation	4.5
Utilities	4.8
Total Investments	100.0
Liabilities in Excess of Other Assets	0.0 ‡
Net Assets	100.0%

Oppenheimer Global ESG Revenue ETF

Industry	% of Net Assets
Automobiles & Components	2.2%
Capital Goods	19.3
Commercial & Professional Services	1.2
Consumer Durables & Apparel	3.7
Consumer Services	1.1
Diversified Financials	0.8
Energy	6.0
Food & Staples Retailing	7.4
Food, Beverage & Tobacco	5.6
Health Care Equipment & Services	2.0
Household & Personal Products	1.9
Insurance	1.0
Materials	9.3
Media	0.6
Money Market Fund	0.2
Pharmaceuticals, Biotechnology & Life Sciences	2.5
Real Estate	1.1
Retailing	1.9
Semiconductors & Semiconductor Equipment	2.8
Software & Services	7.4
Technology Hardware & Equipment	8.6
Telecommunication Services	4.5
Transportation	3.4
Utilities	5.6
Total Investments	100.1
Liabilities in Excess of Other Assets	(0.1)
Net Assets	100.0%

‡	Less than 0.05%

Schedule of Investments
Oppenheimer Large Cap Revenue ETF
December 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS—99.9%
Automobiles & Components—3.4%
BorgWarner, Inc.	10,730	$423,191
Delphi Automotive PLC	11,133	749,807
Ford Motor Co.	572,921	6,949,532
General Motors Co.	210,220	7,324,065
Goodyear Tire & Rubber Co. (The)[1]	22,506	694,760
Harley-Davidson, Inc.	4,773	278,457
Total Automobiles & Components		16,419,812

Banks—3.9%
Bank of America Corp.	165,829	3,664,821
BB&T Corp.	10,115	475,607
Citigroup, Inc.	51,000	3,030,930
Citizens Financial Group, Inc.	6,257	222,937
Comerica, Inc.	1,804	122,871
Fifth Third Bancorp	10,705	288,714
Huntington Bancshares, Inc.	11,169	147,654
JPMorgan Chase & Co.	49,983	4,313,033
KeyCorp	11,050	201,884
M&T Bank Corp.	1,559	243,874
People’s United Financial, Inc.[1]	3,130	60,597
PNC Financial Services Group, Inc. (The)	6,092	712,520
Regions Financial Corp.	17,513	251,487
SunTrust Banks, Inc.	6,913	379,178
U.S. Bancorp	17,485	898,205
Wells Fargo & Co.	73,012	4,023,691
Zions Bancorporation[1]	2,509	107,987
Total Banks		19,145,990

Capital Goods—8.3%
3M Co.	8,033	1,434,453
Acuity Brands, Inc.	635	146,596
Allegion PLC	1,597	102,208
AMETEK, Inc.	3,657	177,730
Arconic, Inc.	47,265	876,293
Boeing Co. (The)	28,977	4,511,139
Caterpillar, Inc.	20,161	1,869,731
Cummins, Inc.	6,253	854,598
Deere & Co.	12,559	1,294,079
Dover Corp.	4,190	313,957
Eaton Corp. PLC	13,903	932,752
Emerson Electric Co.	15,686	874,495
Fastenal Co.	3,845	180,638
Flowserve Corp.	4,038	194,026
Fluor Corp.	15,590	818,787
Fortive Corp.	5,354	287,135
Fortune Brands Home & Security, Inc.	4,140	221,324
General Dynamics Corp.	8,434	1,456,214
General Electric Co.	169,255	5,348,458
Honeywell International, Inc.	15,909	1,843,058
Illinois Tool Works, Inc.	5,105	625,158
Ingersoll-Rand PLC	8,186	614,277
Jacobs Engineering Group, Inc.[2]	8,963	510,891
Johnson Controls International PLC	41,473	1,708,273
L-3 Communications Holdings, Inc.	3,109	472,910
Lockheed Martin Corp.	8,647	2,161,231
Masco Corp.	10,643	336,532
Northrop Grumman Corp.	4,848	1,127,548

	Shares	Value
PACCAR, Inc.	12,440	$794,916
Parker-Hannifin Corp.	3,797	531,580
Pentair PLC	4,635	259,884
Quanta Services, Inc.[2]	9,879	344,283
Raytheon Co.	8,077	1,146,934
Rockwell Automation, Inc.	2,055	276,192
Rockwell Collins, Inc.	2,673	247,948
Roper Technologies, Inc.	925	169,349
Snap-on, Inc.	999	171,099
Stanley Black & Decker, Inc.	4,501	516,220
Textron, Inc.	13,554	658,182
TransDigm Group, Inc.	600	149,376
United Rentals, Inc.[2]	2,615	276,092
United Technologies Corp.	24,568	2,693,144
W.W. Grainger, Inc.[1]	2,029	471,235
Xylem, Inc.	3,324	164,605
Total Capital Goods		40,165,530

Commercial & Professional Services—0.5%
Cintas Corp.	1,974	228,115
Dun & Bradstreet Corp. (The)	654	79,343
Equifax, Inc.	1,218	144,004
Nielsen Holdings PLC	6,871	288,238
Pitney Bowes, Inc.	10,319	156,746
Republic Services, Inc.	7,771	443,336
Robert Half International, Inc.	5,203	253,802
Stericycle, Inc.[1,2]	2,212	170,413
Verisk Analytics, Inc.[2]	1,176	95,456
Waste Management, Inc.	9,023	639,821
Total Commercial & Professional Services		2,499,274

Consumer Durables & Apparel—1.6%
Coach, Inc.	5,647	197,758
D.R. Horton, Inc.	20,185	551,656
Garmin Ltd.[1]	2,837	137,566
Hanesbrands, Inc.[1]	12,055	260,026
Harman International Industries, Inc.	3,023	336,037
Hasbro, Inc.[1]	2,699	209,955
Leggett & Platt, Inc.[1]	3,590	175,479
Lennar Corp., Class A	11,294	484,852
Mattel, Inc.	8,977	247,316
Michael Kors Holdings Ltd.[1,2]	4,980	214,041
Mohawk Industries, Inc.[2]	2,004	400,159
Newell Brands, Inc.	10,840	484,006
NIKE, Inc., Class B	30,139	1,531,965
PulteGroup, Inc.	17,922	329,406
PVH Corp.	3,879	350,041
Ralph Lauren Corp.	3,397	306,817
Under Armour, Inc., Class A1,2	3,529	102,518
Under Armour, Inc., Class C2	4,218	106,167
VF Corp.[1]	10,465	558,308
Whirlpool Corp.	5,530	1,005,188
Total Consumer Durables & Apparel		7,989,261

Consumer Services—1.0%
Carnival Corp.	14,573	758,670
Chipotle Mexican Grill, Inc.[1,2]	482	181,868
Darden Restaurants, Inc.	4,312	313,569
H&R Block, Inc.[1]	6,077	139,710
Marriott International, Inc., Class A	1,685	139,316
McDonald’s Corp.	9,584	1,166,565

Schedule of Investments — continued
Oppenheimer Large Cap Revenue ETF
December 31, 2016 (Unaudited)

	Shares	Value
Consumer Services (continued)
Royal Caribbean Cruises Ltd.	4,683	$384,193
Starbucks Corp.	16,754	930,182
Wyndham Worldwide Corp.	3,436	262,407
Wynn Resorts Ltd.[1]	1,673	144,731
Yum! Brands, Inc.	6,605	418,295
Total Consumer Services		4,839,506

Diversified Financials—4.3%
Affiliated Managers Group, Inc.[2]	670	97,351
American Express Co.	19,480	1,443,078
Ameriprise Financial, Inc.	4,933	547,267
Bank of New York Mellon Corp. (The)	14,782	700,371
Berkshire Hathaway, Inc., Class B2	60,033	9,784,178
BlackRock, Inc.	1,356	516,012
Capital One Financial Corp.	10,140	884,614
Charles Schwab Corp. (The)	8,666	342,047
CME Group, Inc.	1,365	157,453
Discover Financial Services	4,770	343,869
E*TRADE Financial Corp.[2]	2,760	95,634
Franklin Resources, Inc.	7,951	314,701
Goldman Sachs Group, Inc. (The)	5,874	1,406,529
Intercontinental Exchange, Inc.	3,420	192,956
Invesco Ltd.	7,149	216,901
Leucadia National Corp.	21,315	495,574
Moody’s Corp.	1,713	161,485
Morgan Stanley	36,798	1,554,716
Nasdaq, Inc.	2,484	166,726
Navient Corp.	6,419	105,464
Northern Trust Corp.	2,628	234,023
S&P Global, Inc.	2,320	249,493
State Street Corp.	6,064	471,294
Synchrony Financial	9,108	330,347
T. Rowe Price Group, Inc.	2,617	196,956
Total Diversified Financials		21,009,039

Energy—7.1%
Anadarko Petroleum Corp.	5,285	368,523
Apache Corp.	3,665	232,618
Baker Hughes, Inc.[1]	7,928	515,082
Cabot Oil & Gas Corp.	2,317	54,125
Chesapeake Energy Corp.[1,2]	65,449	459,452
Chevron Corp.	41,187	4,847,710
Cimarex Energy Co.	405	55,040
Concho Resources, Inc.[2]	501	66,433
ConocoPhillips	21,172	1,061,564
Devon Energy Corp.	10,276	469,305
EOG Resources, Inc.	3,158	319,274
EQT Corp.	1,188	77,695
Exxon Mobil Corp.	102,539	9,255,170
FMC Technologies, Inc.[2]	7,125	253,151
Halliburton Co.	14,982	810,376
Helmerich & Payne, Inc.[1]	943	72,988
Hess Corp.	3,514	218,887
Kinder Morgan, Inc.	29,410	609,081
Marathon Oil Corp.	10,327	178,760
Marathon Petroleum Corp.	52,986	2,667,845
Murphy Oil Corp.[1]	2,690	83,740
National Oilwell Varco, Inc.	9,963	373,015
Newfield Exploration Co.[2]	1,462	59,211

	Shares	Value
Noble Energy, Inc.	3,736	$142,192
Occidental Petroleum Corp.	6,707	477,740
ONEOK, Inc.	6,745	387,230
Phillips 66	37,729	3,260,163
Pioneer Natural Resources Co.	892	160,622
Range Resources Corp.	1,554	53,395
Schlumberger Ltd.	15,768	1,323,724
Southwestern Energy Co.[1,2]	10,685	115,612
Spectra Energy Corp.	5,711	234,665
Tesoro Corp.	12,524	1,095,224
Transocean Ltd.[1,2]	13,812	203,589
Valero Energy Corp.	49,451	3,378,492
Williams Cos., Inc. (The)	10,639	331,299
Total Energy		34,272,992

Food & Staples Retailing—10.2%
Costco Wholesale Corp.	35,218	5,638,754
CVS Health Corp.	103,096	8,135,305
Kroger Co. (The)	147,538	5,091,536
Sysco Corp.	42,334	2,344,034
Walgreens Boots Alliance, Inc.	63,701	5,271,895
Wal-Mart Stores, Inc.	319,970	22,116,326
Whole Foods Market, Inc.	22,585	694,715
Total Food & Staples Retailing		49,292,565

Food, Beverage & Tobacco—4.1%
Altria Group, Inc.	13,821	934,576
Archer-Daniels-Midland Co.	64,445	2,941,914
Brown-Forman Corp., Class B1	3,213	144,328
Campbell Soup Co.	6,358	384,468
Coca-Cola Co. (The)	46,802	1,940,411
Conagra Brands, Inc.	14,352	567,622
Constellation Brands, Inc., Class A	2,139	327,930
Dr Pepper Snapple Group, Inc.	3,365	305,105
General Mills, Inc.	12,192	753,100
Hershey Co. (The)	3,433	355,075
Hormel Foods Corp.	12,605	438,780
JM Smucker Co. (The)	2,826	361,898
Kellogg Co.	8,471	624,397
Kraft Heinz Co. (The)	14,843	1,296,091
McCormick & Co., Inc.	2,244	209,432
Mead Johnson Nutrition Co.	2,468	174,636
Molson Coors Brewing Co., Class B	1,639	159,491
Mondelez International, Inc., Class A	29,136	1,291,599
Monster Beverage Corp.[2]	3,146	139,494
PepsiCo, Inc.	27,915	2,920,746
Philip Morris International, Inc.	13,578	1,242,251
Reynolds American, Inc.	10,558	591,670
Tyson Foods, Inc., Class A	28,991	1,788,165
Total Food, Beverage & Tobacco		19,893,179

Health Care Equipment & Services—12.3%
Abbott Laboratories	25,205	968,124
Aetna, Inc.	23,273	2,886,085
AmerisourceBergen Corp.[1]	89,885	7,028,108
Anthem, Inc.	27,178	3,907,381
Baxter International, Inc.	10,612	470,536
Becton Dickinson and Co.	3,512	581,412
Boston Scientific Corp.[2]	17,825	385,555
C.R. Bard, Inc.	773	173,662

Schedule Investments — continued
Oppenheimer Large Cap Revenue ETF
December 31, 2016 (Unaudited)

	Shares	Value
Health Care Equipment & Services (continued)
Cardinal Health, Inc.	81,551	$5,869,225
Centene Corp.[2]	27,777	1,569,678
Cerner Corp.[2]	4,479	212,170
Cigna Corp.	13,877	1,851,053
Cooper Cos., Inc. (The)	517	90,439
Danaher Corp.	12,745	992,071
DaVita, Inc.[2]	10,744	689,765
DENTSPLY SIRONA, Inc.	2,700	155,871
Edwards Lifesciences Corp.[2]	1,501	140,644
Envision Healthcare Corp.[2]	2,154	136,327
Express Scripts Holding Co.[2]	68,056	4,681,572
HCA Holdings, Inc.[2]	26,505	1,961,900
Henry Schein, Inc.[2]	3,488	529,164
Hologic, Inc.[2]	3,286	131,834
Humana, Inc.	12,624	2,575,675
Intuitive Surgical, Inc.[2]	197	124,931
Laboratory Corp. of America Holdings[2]	3,441	441,756
McKesson Corp.	64,030	8,993,014
Medtronic PLC	18,472	1,315,761
Patterson Cos., Inc.	6,539	268,295
Quest Diagnostics, Inc.	3,887	357,215
St. Jude Medical, Inc.	3,427	274,811
Stryker Corp.	4,389	525,846
UnitedHealth Group, Inc.	53,380	8,542,935
Universal Health Services, Inc., Class B	4,400	468,072
Varian Medical Systems, Inc.[2]	1,687	151,459
Zimmer Biomet Holdings, Inc.	2,675	276,060
Total Health Care Equipment & Services		59,728,406

Household & Personal Products—1.2%
Church & Dwight Co., Inc.	3,655	161,514
Clorox Co. (The)	2,354	282,527
Colgate-Palmolive Co.	11,000	719,840
Coty, Inc., Class A	10,777	197,327
Estee Lauder Cos., Inc., (The), Class A	6,852	524,110
Kimberly-Clark Corp.	7,477	853,275
Procter & Gamble Co. (The)	36,502	3,069,088
Total Household & Personal Products		5,807,681

Insurance—4.3%
Aflac, Inc.	15,034	1,046,366
Allstate Corp. (The)	23,352	1,730,850
American International Group, Inc.	37,932	2,477,339
Aon PLC	4,885	544,824
Arthur J. Gallagher & Co.	5,150	267,594
Assurant, Inc.	4,256	395,212
Chubb Ltd.	10,021	1,323,975
Cincinnati Financial Corp.	3,304	250,278
Hartford Financial Services Group, Inc. (The)	17,971	856,318
Lincoln National Corp.	9,479	628,173
Loews Corp.	13,090	613,005
Marsh & McLennan Cos., Inc.	9,076	613,447
MetLife, Inc.	56,672	3,054,054
Principal Financial Group, Inc.	9,417	544,868
Progressive Corp. (The)	29,964	1,063,722
Prudential Financial, Inc.	28,293	2,944,170

	Shares	Value
Torchmark Corp.	2,508	$184,990
Travelers Cos., Inc. (The)	10,618	1,299,856
Unum Group	11,925	523,865
Willis Towers Watson PLC[1]	2,143	262,046
XL Group Ltd.	13,335	496,862
Total Insurance		21,121,814

Materials—2.9%
Air Products & Chemicals, Inc.	3,034	436,350
Albemarle Corp.	1,536	132,219
Avery Dennison Corp.	3,908	274,420
Ball Corp.	5,267	395,394
CF Industries Holdings, Inc.[1]	6,294	198,135
Dow Chemical Co. (The)	38,134	2,182,027
E.I. du Pont de Nemours & Co.	15,742	1,155,463
Eastman Chemical Co.	5,649	424,861
Ecolab, Inc.	5,149	603,566
FMC Corp.	2,739	154,918
Freeport-McMoRan, Inc.[1,2]	46,179	609,101
International Flavors & Fragrances, Inc.	1,225	144,342
International Paper Co.	18,855	1,000,446
LyondellBasell Industries NV, Class A	15,290	1,311,576
Martin Marietta Materials, Inc.	737	163,268
Monsanto Co.	6,101	641,886
Mosaic Co. (The)[1]	11,842	347,326
Newmont Mining Corp.	9,890	336,952
Nucor Corp.	11,155	663,945
PPG Industries, Inc.	7,303	692,032
Praxair, Inc.	4,035	472,862
Sealed Air Corp.	6,702	303,869
Sherwin-Williams Co. (The)	2,064	554,679
Vulcan Materials Co.	1,359	170,079
WestRock Co.	12,751	647,368
Total Materials		14,017,084

Media—2.7%
CBS Corp., Class B	10,728	682,515
Charter Communications, Inc., Class A2	3,473	999,946
Comcast Corp., Class A	52,981	3,658,338
Discovery Communications, Inc., Class A1,2	5,326	145,986
Discovery Communications, Inc., Class C2	5,513	147,638
Interpublic Group of Cos., Inc. (The)	15,232	356,581
News Corp., Class A	16,434	188,334
News Corp., Class B	16,004	188,847
Omnicom Group, Inc.	8,238	701,136
Scripps Networks Interactive, Inc., Class A1	2,226	158,870
TEGNA, Inc.	6,603	141,238
Time Warner, Inc.	14,239	1,374,491
Twenty-First Century Fox, Inc., Class A	23,221	651,117
Twenty-First Century Fox, Inc., Class B	23,576	642,446
Viacom, Inc., Class B	16,725	587,047
Walt Disney Co. (The)	25,409	2,648,126
Total Media		13,272,656

Schedule Investments — continued
Oppenheimer Large Cap Revenue ETF
December 31, 2016 (Unaudited)

	Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences—3.8%
AbbVie, Inc.	19,293	$1,208,128
Agilent Technologies, Inc.	4,218	192,172
Alexion Pharmaceuticals, Inc.[2]	1,210	148,044
Allergan PLC[2]	3,654	767,377
Amgen, Inc.	7,153	1,045,840
Biogen, Inc.[2]	1,878	532,563
Bristol-Myers Squibb Co.	14,899	870,698
Celgene Corp.[2]	4,403	509,647
Eli Lilly & Co.	14,324	1,053,530
Endo International PLC[2]	11,307	186,226
Gilead Sciences, Inc.	19,711	1,411,505
Illumina, Inc.[1,2]	862	110,371
Johnson & Johnson	29,056	3,347,542
Mallinckrodt PLC[2]	3,015	150,207
Merck & Co., Inc.	30,431	1,791,473
Mettler-Toledo International, Inc.[2]	284	118,871
Mylan NV2	12,876	491,219
PerkinElmer, Inc.	2,009	104,769
Perrigo Co. PLC	3,244	269,998
Pfizer, Inc.	77,878	2,529,478
Regeneron Pharmaceuticals, Inc.[1,2]	587	215,482
Thermo Fisher Scientific, Inc.	5,952	839,827
Vertex Pharmaceuticals, Inc.[2]	1,008	74,259
Waters Corp.[2]	634	85,203
Zoetis, Inc.	4,346	232,641
Total Pharmaceuticals, Biotechnology & Life Sciences		18,287,070

Real Estate—0.8%
American Tower Corp.	2,449	258,810
Apartment Investment & Management Co., Class A	1,067	48,495
AvalonBay Communities, Inc.	559	99,027
Boston Properties, Inc.	959	120,623
CBRE Group, Inc., Class A1,2	19,199	604,577
Crown Castle International Corp.	2,098	182,043
Digital Realty Trust, Inc.[1]	1,038	101,994
Equinix, Inc.	453	161,907
Equity Residential	1,891	121,705
Essex Property Trust, Inc.	267	62,077
Extra Space Storage, Inc.	623	48,121
Federal Realty Investment Trust	266	37,801
General Growth Properties, Inc.	4,475	111,786
HCP, Inc.	4,113	122,238
Host Hotels & Resorts, Inc.	13,491	254,170
Iron Mountain, Inc.	4,881	158,535
Kimco Realty Corp.	2,031	51,100
Macerich Co. (The)	760	53,838
Mid-America Apartment Communities, Inc.	577	56,500
Prologis, Inc.	2,505	132,239
Public Storage	569	127,172
Realty Income Corp.	926	53,226
Simon Property Group, Inc.	1,401	248,916
SL Green Realty Corp.	783	84,212
UDR, Inc.	1,182	43,119
Ventas, Inc.	2,630	164,428
Vornado Realty Trust	1,147	119,712

	Shares	Value
Welltower, Inc.	2,437	$163,108
Weyerhaeuser Co.	9,578	288,202
Total Real Estate		4,079,681

Retailing—7.0%
Advance Auto Parts, Inc.	2,641	446,646
Amazon.com, Inc.[2]	7,874	5,904,476
AutoNation, Inc.[2]	21,301	1,036,294
AutoZone, Inc.[2]	631	498,358
Bed Bath & Beyond, Inc.	12,168	494,508
Best Buy Co., Inc.	38,654	1,649,366
CarMax, Inc.[1,2]	11,814	760,704
Dollar General Corp.	13,052	966,762
Dollar Tree, Inc.[2]	11,351	876,070
Expedia, Inc.	3,394	384,472
Foot Locker, Inc.	4,686	332,191
Gap, Inc. (The)	28,912	648,785
Genuine Parts Co.	7,342	701,455
Home Depot, Inc. (The)	31,937	4,282,113
Kohl’s Corp.	16,160	797,981
L Brands, Inc.	8,118	534,489
LKQ Corp.[2]	12,228	374,788
Lowe’s Cos., Inc.	39,194	2,787,477
Macy’s, Inc.	31,062	1,112,330
Netflix, Inc.[2]	3,140	388,732
Nordstrom, Inc.[1]	11,961	573,291
O’Reilly Automotive, Inc.[1,2]	1,435	399,518
Priceline Group, Inc. (The)[2]	337	494,062
Ross Stores, Inc.	8,604	564,422
Signet Jewelers Ltd.[1]	3,392	319,730
Staples, Inc.	98,005	886,945
Target Corp.	43,762	3,160,929
Tiffany & Co.[1]	2,266	175,456
TJX Cos., Inc. (The)	19,623	1,474,276
Tractor Supply Co.	4,077	309,077
TripAdvisor, Inc.[2]	1,461	67,747
Ulta Salon Cosmetics & Fragrance, Inc.[2]	801	204,207
Urban Outfitters, Inc.[2]	5,153	146,758
Total Retailing		33,754,415

Semiconductors & Semiconductor Equipment—1.6%
Analog Devices, Inc.	2,217	160,999
Applied Materials, Inc.	14,359	463,365
Broadcom Ltd.	2,904	513,340
First Solar, Inc.[1,2]	4,585	147,133
Intel Corp.	73,707	2,673,353
KLA-Tencor Corp.	1,869	147,053
Lam Research Corp.	2,678	283,145
Linear Technology Corp.	1,080	67,338
Microchip Technology, Inc.[1]	2,008	128,813
Micron Technology, Inc.[2]	28,854	632,480
NVIDIA Corp.	2,691	287,237
Qorvo, Inc.[1,2]	2,313	121,964
QUALCOMM, Inc.	16,459	1,073,127
Skyworks Solutions, Inc.	2,140	159,772
Texas Instruments, Inc.	8,551	623,966
Xilinx, Inc.	1,802	108,787
Total Semiconductors & Semiconductor Equipment		7,591,872

Schedule Investments — continued
Oppenheimer Large Cap Revenue ETF
December 31, 2016 (Unaudited)

	Shares	Value
Software & Services—5.0%
Accenture PLC, Class A	12,563	$1,471,504
Activision Blizzard, Inc.	7,636	275,736
Adobe Systems, Inc.[2]	2,477	255,007
Akamai Technologies, Inc.[2]	1,628	108,555
Alliance Data Systems Corp.	1,451	331,554
Alphabet, Inc., Class A2	2,469	1,956,559
Alphabet, Inc., Class C2	2,531	1,953,476
Autodesk, Inc.[2]	1,423	105,316
Automatic Data Processing, Inc.	5,733	589,238
CA, Inc.	5,921	188,110
Citrix Systems, Inc.[2]	1,784	159,329
Cognizant Technology Solutions Corp., Class A2	11,105	622,213
CSRA, Inc.	6,693	213,105
eBay, Inc.[2]	14,101	418,659
Electronic Arts, Inc.[1,2]	2,659	209,423
Facebook, Inc., Class A2	9,698	1,115,755
Fidelity National Information Services, Inc.	5,374	406,489
Fiserv, Inc.[2]	2,414	256,560
Global Payments, Inc.	2,042	141,735
International Business Machines Corp.	22,469	3,729,629
Intuit, Inc.	1,872	214,550
Mastercard, Inc., Class A	4,815	497,149
Microsoft Corp.	64,312	3,996,348
Oracle Corp.	43,082	1,656,503
Paychex, Inc.	2,347	142,885
PayPal Holdings, Inc.[2]	12,431	490,652
Red Hat, Inc.[2]	1,333	92,910
salesforce.com, Inc.[2]	4,963	339,767
Symantec Corp.	6,984	166,848
Teradata Corp.[2]	3,994	108,517
Total System Services, Inc.	3,579	175,478
VeriSign, Inc.[1,2]	659	50,130
Visa, Inc., Class A1	9,007	702,726
Western Union Co. (The)[1]	11,661	253,277
Xerox Corp.	80,955	706,737
Yahoo!, Inc.[2]	5,077	196,328
Total Software & Services		24,298,757

Technology Hardware & Equipment—4.4%
Amphenol Corp., Class A	4,223	283,786
Apple, Inc.	88,360	10,233,855
Cisco Systems, Inc.	75,941	2,294,937
Corning, Inc.	17,729	430,283
F5 Networks, Inc.[2]	663	95,950
FLIR Systems, Inc.	2,127	76,976
Harris Corp.	3,291	337,229
Hewlett Packard Enterprise Co.	100,801	2,332,535
HP, Inc.	185,886	2,758,548
Juniper Networks, Inc.	8,051	227,521
Motorola Solutions, Inc.	3,406	282,323
NetApp, Inc.	7,023	247,701
Seagate Technology PLC[1]	13,295	507,470
TE Connectivity Ltd.	8,180	566,711
Western Digital Corp.	9,997	679,296
Total Technology Hardware & Equipment		21,355,121

	Shares	Value
Telecommunication Services—3.3%
AT&T, Inc.	188,159	$8,002,402
CenturyLink, Inc.[1]	34,460	819,459
Frontier Communications Corp.[1]	104,678	353,811
Level 3 Communications, Inc.[2]	6,849	386,010
Verizon Communications, Inc.	116,786	6,234,037
Total Telecommunication Services		15,795,719

Transportation—3.2%
Alaska Air Group, Inc.[1]	3,190	283,049
American Airlines Group, Inc.	39,607	1,849,251
C.H. Robinson Worldwide, Inc.	7,981	584,688
CSX Corp.	14,020	503,739
Delta Air Lines, Inc.	37,805	1,859,628
Expeditors International of Washington, Inc.	5,202	275,498
FedEx Corp.	12,591	2,344,444
JB Hunt Transport Services, Inc.	3,092	300,140
Kansas City Southern	1,296	109,966
Norfolk Southern Corp.	4,355	470,645
Ryder System, Inc.	3,969	295,452
Southwest Airlines Co.	19,626	978,160
Union Pacific Corp.	9,186	952,404
United Continental Holdings, Inc.[2]	23,908	1,742,415
United Parcel Service, Inc., Class B	24,165	2,770,276
Total Transportation		15,319,755

Utilities—3.0%
AES Corp.	53,184	617,998
Alliant Energy Corp.	4,187	158,646
Ameren Corp.	5,413	283,966
American Electric Power Co., Inc.	12,978	817,095
American Water Works Co., Inc.	2,152	155,719
CenterPoint Energy, Inc.	13,969	344,196
CMS Energy Corp.	7,231	300,954
Consolidated Edison, Inc.	7,974	587,524
Dominion Resources, Inc.	7,117	545,091
DTE Energy Co.	4,981	490,678
Duke Energy Corp.	14,266	1,107,327
Edison International	7,653	550,940
Entergy Corp.	7,027	516,274
Eversource Energy	6,694	369,710
Exelon Corp.	39,866	1,414,844
FirstEnergy Corp.	21,258	658,360
NextEra Energy, Inc.	6,696	799,904
NiSource, Inc.	8,997	199,194
NRG Energy, Inc.	48,565	595,407
PG&E Corp.	13,529	822,157
Pinnacle West Capital Corp.	2,169	169,247
PPL Corp.	10,168	346,220
Public Service Enterprise Group, Inc.	10,206	447,839
SCANA Corp.	2,677	196,171
Sempra Energy	4,686	471,599
Southern Co. (The)	17,767	873,959
WEC Energy Group, Inc.	5,409	317,238
Xcel Energy, Inc.	11,652	474,236
Total Utilities		14,632,493
Total Common Stocks (Cost $427,078,238)		484,589,672

Schedule Investments — concluded
Oppenheimer Large Cap Revenue ETF
December 31, 2016 (Unaudited)

	Shares	Value
INVESTMENT OF CASH COLLATERAL
FOR SECURITIES LOANED—0.9%
Dreyfus Institutional Preferred Money Market Fund—Institutional Shares, 0.67%[3] (Cost $4,472,236)	4,472,236	$4,472,236
Total Investments—100.8% (Cost $431,550,474)		489,061,908
Liabilities in Excess of Other Assets—(0.8)%		(4,046,055)
Net Assets—100.0%		$485,015,853

PLC – Public Limited Company

[1]	All or a portion of the security was on loan. The aggregate value of the securities on loan was $12,754,280; total value of the collateral held by the fund was $13,129,420. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $8,657,184 (Note 4).
[2]	Non-income producing security.
[3]	Rate shown represents annualized 7-day yield as of December 31, 2016.

The accompanying notes are an integral part of these financial statements.

Schedule Investments
Oppenheimer Mid Cap Revenue ETF
December 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS—99.9%
Automobiles & Components—1.0%
Dana, Inc.	61,985	$1,176,475
Gentex Corp.	16,737	329,552
Thor Industries, Inc.	9,099	910,355
Total Automobiles & Components		2,416,382

Banks—2.0%
Associated Banc-Corp.[1]	7,866	194,290
BancorpSouth, Inc.	4,770	148,109
Bank of Hawaii Corp.[1]	1,401	124,255
Bank of the Ozarks, Inc.	2,278	119,800
Cathay General Bancorp	2,504	95,227
Chemical Financial Corp.	1,517	82,176
Commerce Bancshares, Inc.[1]	3,875	224,014
Cullen/Frost Bankers, Inc.[1]	2,438	215,105
East West Bancorp, Inc.	4,471	227,261
F.N.B. Corp.	9,184	147,220
First Horizon National Corp.	12,712	254,367
Fulton Financial Corp.	7,501	141,019
Hancock Holding Co.	3,612	155,677
International Bancshares Corp.[1]	2,373	96,818
MB Financial, Inc.	3,584	169,272
New York Community Bancorp, Inc.	8,222	130,812
PacWest Bancorp	3,776	205,565
PrivateBancorp, Inc.	2,605	141,165
Prosperity Bancshares, Inc.	2,123	152,389
Signature Bank[2]	1,386	208,177
SVB Financial Group[2]	1,719	295,084
Synovus Financial Corp.	5,572	228,898
TCF Financial Corp.	13,087	256,374
Trustmark Corp.	3,127	111,478
UMB Financial Corp.	2,106	162,415
Umpqua Holdings Corp.	11,653	218,843
Valley National Bancorp	11,660	135,722
Washington Federal, Inc.	2,741	94,153
Webster Financial Corp.[1]	3,453	187,429
Total Banks		4,923,114

Capital Goods—12.1%
A.O. Smith Corp.	11,036	522,555
AECOM[2]	93,283	3,391,770
AGCO Corp.	25,821	1,494,003
B/E Aerospace, Inc.	9,756	587,214
Carlisle Cos., Inc.	6,565	724,054
CLARCOR, Inc.	3,436	283,367
Crane Co.	7,543	544,001
Curtiss-Wright Corp.	4,257	418,718
Donaldson Co., Inc.[1]	10,429	438,852
Dycom Industries, Inc.[1,2]	6,862	550,950
EMCOR Group, Inc.	20,790	1,471,100
EnerSys	6,243	487,578
Esterline Technologies Corp.[2]	4,397	392,212
GATX Corp.[1]	4,843	298,232
Graco, Inc.	3,172	263,561
Granite Construction, Inc.	8,753	481,415
Hubbell, Inc.	6,157	718,522
Huntington Ingalls Industries, Inc.	8,011	1,475,546
IDEX Corp.	4,636	417,518
ITT, Inc.	12,288	473,948
Joy Global, Inc.	18,626	521,528

	Shares	Value
KBR, Inc.	48,514	$809,699
Kennametal, Inc.	12,591	393,595
KLX, Inc.[2]	6,513	293,801
Lennox International, Inc.	4,644	711,321
Lincoln Electric Holdings, Inc.	5,892	451,740
MSC Industrial Direct Co., Inc., Class A	6,358	587,416
Nordson Corp.	3,141	351,949
NOW, Inc.[1,2]	20,363	416,831
Orbital ATK, Inc.	10,418	913,971
Oshkosh Corp.	18,832	1,216,736
Regal Beloit Corp.	9,377	649,357
Teledyne Technologies, Inc.[2]	3,646	448,458
Terex Corp.	32,209	1,015,550
Timken Co. (The)	14,116	560,405
Toro Co. (The)	8,882	496,948
Trinity Industries, Inc.	36,250	1,006,300
Triumph Group, Inc.	28,270	749,155
Valmont Industries, Inc.	3,335	469,901
Wabtec Corp.[1]	7,641	634,356
Watsco, Inc.	5,706	845,173
Woodward, Inc.	5,895	407,050
Total Capital Goods		29,386,356

Commercial & Professional Services—2.9%
CEB, Inc.	3,191	193,375
Clean Harbors, Inc.[1,2]	9,929	552,549
Copart, Inc.[1,2]	4,616	255,772
Deluxe Corp.	5,231	374,592
FTI Consulting, Inc.[2]	8,148	367,312
Herman Miller, Inc.	13,079	447,302
HNI Corp.	8,268	462,347
Manpowergroup, Inc.	44,360	3,942,273
MSA Safety, Inc.	3,447	238,980
Rollins, Inc.	9,371	316,552
Total Commercial & Professional Services		7,151,054

Consumer Durables & Apparel—4.4%
Brunswick Corp.	16,184	882,675
CalAtlantic Group, Inc.[1]	36,686	1,247,691
Carter’s, Inc.	6,826	589,698
Deckers Outdoor Corp.[1,2]	6,496	359,814
Fossil Group, Inc.[1,2]	20,345	526,122
Helen of Troy Ltd.[2]	3,814	322,092
Kate Spade & Co.[2]	17,911	334,398
KB Home[1]	41,578	657,348
NVR, Inc.[2]	713	1,189,997
Polaris Industries, Inc.[1]	11,219	924,334
Skechers U.S.A., Inc., Class A2	28,230	693,894
Tempur Sealy International, Inc.[1,2]	9,576	653,849
Toll Brothers, Inc.[2]	30,525	946,275
TRI Pointe Group, Inc.[2]	42,302	485,627
Tupperware Brands Corp.	8,431	443,639
Vista Outdoor, Inc.[2]	13,120	484,128
Total Consumer Durables & Apparel		10,741,581

Consumer Services—2.7%
Brinker International, Inc.[1]	12,965	642,157
Buffalo Wild Wings, Inc.[2]	2,446	377,662
Cheesecake Factory, Inc. (The)	7,256	434,489
Churchill Downs, Inc.	1,738	261,482

Schedule Investments — continued
Oppenheimer Mid Cap Revenue ETF
December 31, 2016 (Unaudited)

	Shares	Value
Consumer Services (continued)
Cracker Barrel Old Country Store, Inc.	3,487	$582,259
DeVry Education Group, Inc.	11,761	366,943
Domino’s Pizza, Inc.	2,733	435,203
Dunkin’ Brands Group, Inc.	3,108	162,984
Graham Holdings Co., Class B	953	487,888
International Speedway Corp., Class A	3,516	129,389
Jack in the Box, Inc.	2,850	318,174
Panera Bread Co., Class A1,2	2,658	545,129
Papa John’s International, Inc.	3,866	330,852
Service Corp. International	21,904	622,074
Sotheby’s1,2	4,382	174,667
Texas Roadhouse, Inc.	8,174	394,314
Wendy’s Co. (The)[1]	24,952	337,351
Total Consumer Services		6,603,017

Diversified Financials—1.7%
CBOE Holdings, Inc.[1]	1,716	126,795
Eaton Vance Corp.	6,556	274,565
FactSet Research Systems, Inc.[1]	1,390	227,168
Federated Investors, Inc., Class B	8,121	229,662
Janus Capital Group, Inc.	15,441	204,902
Legg Mason, Inc.	18,028	539,218
MarketAxess Holdings, Inc.	432	63,469
MSCI, Inc.	2,870	226,099
Raymond James Financial, Inc.	15,150	1,049,441
SEI Investments Co.	5,690	280,858
SLM Corp.[2]	15,036	165,697
Stifel Financial Corp.[2]	9,879	493,456
Waddell & Reed Financial, Inc., Class A	13,002	253,669
WisdomTree Investments, Inc.[1]	4,030	44,894
Total Diversified Financials		4,179,893

Energy—5.8%
CONSOL Energy, Inc.[1]	19,028	346,880
Denbury Resources, Inc.[1,2]	50,379	185,395
Diamond Offshore Drilling, Inc.[1,2]	17,752	314,210
Dril-Quip, Inc.[1,2]	2,032	122,022
Energen Corp.[2]	2,173	125,317
Ensco PLC, Class A	60,381	586,903
Gulfport Energy Corp.[2]	4,503	97,445
HollyFrontier Corp.	67,209	2,201,767
Nabors Industries Ltd.	31,086	509,810
Noble Corp. PLC[1]	82,373	487,648
Oceaneering International, Inc.	16,296	459,710
Oil States International, Inc.[1,2]	4,075	158,925
Patterson-UTI Energy, Inc.[1]	7,578	204,000
QEP Resources, Inc.[2]	14,530	267,497
Rowan Cos. PLC, Class A2	20,840	393,668
SM Energy Co.	6,267	216,086
Superior Energy Services, Inc.[1]	19,451	328,333
Western Refining, Inc.	40,385	1,528,572
World Fuel Services Corp.	116,743	5,359,671
WPX Energy, Inc.[2]	13,557	197,526
Total Energy		14,091,385

	Shares	Value
Food & Staples Retailing—1.5%
Casey’s General Stores, Inc.	10,205	$1,213,170
Sprouts Farmers Market, Inc.[1,2]	37,538	710,219
United Natural Foods, Inc.[2]	36,783	1,755,285
Total Food & Staples Retailing		3,678,674

Food, Beverage & Tobacco—3.6%
Boston Beer Co., Inc. (The), Class A1,2	1,090	185,137
Dean Foods Co.	71,266	1,552,174
Flowers Foods, Inc.[1]	40,327	805,330
Hain Celestial Group, Inc. (The)[2]	15,511	605,394
Ingredion, Inc.	9,315	1,164,002
Lamb Weston Holdings, Inc.[2]	17,703	670,059
Lancaster Colony Corp.	1,753	247,857
Post Holdings, Inc.[1,2]	13,252	1,065,328
Snyder’s-Lance, Inc.	10,122	388,077
Tootsie Roll Industries, Inc.[1]	2,712	107,802
TreeHouse Foods, Inc.[1,2]	14,677	1,059,533
WhiteWave Foods Co. (The)[2]	15,399	856,184
Total Food, Beverage & Tobacco		8,706,877

Health Care Equipment & Services—7.9%
ABIOMED, Inc.[2]	664	74,819
Align Technology, Inc.[1,2]	2,073	199,277
Allscripts Healthcare Solutions, Inc.[2]	27,962	285,492
Globus Medical, Inc., Class A2	4,561	113,158
Halyard Health, Inc.[2]	8,432	311,815
HealthSouth Corp.	17,317	714,153
Hill-Rom Holdings, Inc.	9,850	552,979
IDEXX Laboratories, Inc.[2]	2,953	346,298
LifePoint Health, Inc.[2]	21,615	1,227,732
LivaNova PLC[1,2]	4,312	193,911
MEDNAX, Inc.[2]	9,674	644,869
Molina Healthcare, Inc.[1,2]	63,807	3,462,168
NuVasive, Inc.[1,2]	2,766	186,318
Owens & Minor, Inc.	57,190	2,018,235
ResMed, Inc.[1]	6,195	384,400
STERIS PLC	7,610	512,838
Teleflex, Inc.	2,398	386,438
Tenet Healthcare Corp.[2]	265,423	3,938,877
VCA, Inc.[2]	7,484	513,777
WellCare Health Plans, Inc.[2]	21,144	2,898,420
West Pharmaceutical Services, Inc.	3,563	302,249
Total Health Care Equipment & Services		19,268,223

Household & Personal Products—0.8%
Avon Products, Inc.[2]	216,910	1,093,226
Edgewell Personal Care Co.[2]	6,388	466,260
Energizer Holdings, Inc.	7,700	343,497
Total Household & Personal Products		1,902,983

Insurance—6.9%
Alleghany Corp.[2]	2,057	1,250,903
American Financial Group, Inc.	14,898	1,312,812
Aspen Insurance Holdings Ltd.	11,507	632,885
Brown & Brown, Inc.	7,889	353,901
CNO Financial Group, Inc.	41,270	790,320
Endurance Specialty Holdings Ltd.	5,462	504,689
Everest Re Group Ltd.	5,493	1,188,685
First American Financial Corp.	29,535	1,081,867

Schedule Investments — continued
Oppenheimer Mid Cap Revenue ETF
December 31, 2016 (Unaudited)

	Shares	Value
Insurance (continued)
Genworth Financial, Inc., Class A2	431,416	$1,643,695
Hanover Insurance Group, Inc. (The)	11,199	1,019,221
Kemper Corp.[1]	11,389	504,533
Mercury General Corp.	11,507	692,836
Old Republic International Corp.	63,662	1,209,578
Primerica, Inc.[1]	4,372	302,324
Reinsurance Group of America, Inc.	18,187	2,288,470
RenaissanceRe Holdings Ltd.	2,754	375,150
W.R. Berkley Corp.	23,201	1,543,098
Total Insurance		16,694,967

Materials—9.0%
Allegheny Technologies, Inc.[1]	37,527	597,805
AptarGroup, Inc.	6,550	481,098
Ashland Global Holdings, Inc.	8,998	983,391
Bemis Co., Inc.	16,771	801,989
Cabot Corp.	9,264	468,203
Carpenter Technology Corp.	9,204	332,909
Commercial Metals Co.	40,296	877,647
Compass Minerals International, Inc.[1]	2,511	196,737
Domtar Corp.	26,506	1,034,529
Eagle Materials, Inc.	2,419	238,344
Greif, Inc., Class A	12,603	646,660
Louisiana-Pacific Corp.[2]	22,008	416,611
Minerals Technologies, Inc.	4,310	332,948
NewMarket Corp.	973	412,396
Olin Corp.[1]	43,094	1,103,637
Owens-Illinois, Inc.[2]	76,545	1,332,649
Packaging Corp. of America	13,442	1,140,150
PolyOne Corp.	19,835	635,513
Reliance Steel & Aluminum Co.	21,233	1,688,873
Royal Gold, Inc.	1,307	82,798
RPM International, Inc.	18,321	986,219
Scotts Miracle-Gro Co., (The), Class A	4,748	453,671
Sensient Technologies Corp.	3,564	280,059
Silgan Holdings, Inc.	14,668	750,708
Sonoco Products Co.[1]	18,985	1,000,510
Steel Dynamics, Inc.	40,741	1,449,565
United States Steel Corp.[1]	57,479	1,897,382
Valspar Corp. (The)	8,380	868,252
Worthington Industries, Inc.	10,268	487,114
Total Materials		21,978,367

Media—1.9%
AMC Networks, Inc., Class A2	10,728	561,504
Cable One, Inc.	276	171,597
Cinemark Holdings, Inc.	15,354	588,979
John Wiley & Sons, Inc., Class A	6,230	339,535
Live Nation Entertainment, Inc.[2]	62,934	1,674,044
Meredith Corp.	5,905	349,281
New York Times Co., (The), Class A1	23,285	309,691
Time, Inc.	34,990	624,572
Total Media		4,619,203

	Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences—1.0%
Akorn, Inc.[1,2]	10,799	$235,742
Bio-Rad Laboratories, Inc., Class A2	2,332	425,077
Bio-Techne Corp.	1,002	103,036
Catalent, Inc.[2]	14,098	380,082
Charles River Laboratories International, Inc.[2]	4,202	320,150
PAREXEL International Corp.[1,2]	6,486	426,260
Prestige Brands Holdings, Inc.[2]	3,387	176,463
United Therapeutics Corp.[1,2]	2,242	321,570
Total Pharmaceuticals, Biotechnology & Life Sciences		2,388,380

Real Estate—2.8%
Alexander & Baldwin, Inc.	2,165	97,144
Alexandria Real Estate Equities, Inc.	1,721	191,255
American Campus Communities, Inc.[1]	3,359	167,177
Camden Property Trust	2,295	192,941
Care Capital Properties, Inc.	2,770	69,250
Communications Sales & Leasing, Inc.	7,636	194,031
CoreCivic, Inc.	15,262	373,308
Corporate Office Properties Trust	3,826	119,448
Cousins Properties, Inc.[1]	9,352	79,585
DCT Industrial Trust, Inc.	1,685	80,678
Douglas Emmett, Inc.	3,850	140,756
Duke Realty Corp.	6,977	185,309
Education Realty Trust, Inc.[1]	1,406	59,474
EPR Properties	1,369	98,253
Equity One, Inc.	2,410	73,963
First Industrial Realty Trust, Inc.	2,650	74,332
Healthcare Realty Trust, Inc.	2,608	79,075
Highwoods Properties, Inc.	2,753	140,430
Hospitality Properties Trust	13,517	429,030
Jones Lang LaSalle, Inc.	13,218	1,335,547
Kilroy Realty Corp.	1,701	124,547
Lamar Advertising Co., Class A	4,518	303,790
LaSalle Hotel Properties	8,175	249,092
Liberty Property Trust	4,026	159,027
Life Storage, Inc.	987	84,152
Mack-Cali Realty Corp.	4,460	129,429
Medical Properties Trust, Inc.[1]	8,619	106,014
National Retail Properties, Inc.	2,538	112,180
Omega Healthcare Investors, Inc.[1]	5,856	183,059
Potlatch Corp.	2,899	120,743
Quality Care Properties, Inc.[2]	6,575	101,912
Rayonier, Inc.	5,252	139,703
Regency Centers Corp.	1,986	136,935
Senior Housing Properties Trust	12,088	228,826
Tanger Factory Outlet Centers, Inc.	2,605	93,207
Taubman Centers, Inc.	1,683	124,424
Urban Edge Properties	2,310	63,548
Washington Prime Group, Inc.	16,889	175,814
Weingarten Realty Investors	3,163	113,204
Total Real Estate		6,930,592

Retailing—7.6%
Aaron’s, Inc.[1]	19,828	634,298
American Eagle Outfitters, Inc.	44,278	671,697
Big Lots, Inc.[1]	19,342	971,162

Schedule Investments — continued
Oppenheimer Mid Cap Revenue ETF
December 31, 2016 (Unaudited)

	Shares	Value
Retailing (continued)
Cabela’s, Inc.[1,2]	13,430	$786,326
Chico’s FAS, Inc.	32,314	464,998
CST Brands, Inc.	36,315	1,748,567
Dick’s Sporting Goods, Inc.	26,439	1,403,911
GameStop Corp., Class A1	73,010	1,844,233
HSN, Inc.	20,412	700,132
JC Penney Co., Inc.[1,2]	281,684	2,340,794
Murphy USA, Inc.[2]	28,977	1,781,216
Office Depot, Inc.	549,726	2,484,762
Pool Corp.	4,902	511,475
Restoration Hardware Holdings, Inc.[1,2]	13,784	423,169
Sally Beauty Holdings, Inc.[2]	30,034	793,498
Williams-Sonoma, Inc.[1]	18,511	895,747
Total Retailing		18,455,985

Semiconductors & Semiconductor Equipment—1.4%
Advanced Micro Devices, Inc.[1,2]	77,708	881,209
Cirrus Logic, Inc.[2]	4,489	253,808
Cree, Inc.[1,2]	11,264	297,257
Cypress Semiconductor Corp.	32,845	375,747
Integrated Device Technology, Inc.[2]	5,861	138,085
Intersil Corp., Class A	4,655	103,806
Microsemi Corp.[2]	5,599	302,178
Monolithic Power Systems, Inc.	903	73,983
Silicon Laboratories, Inc.[1,2]	2,006	130,390
Synaptics, Inc.[1,2]	5,652	302,834
Teradyne, Inc.	12,619	320,523
Versum Materials, Inc.[2]	6,844	192,111
Total Semiconductors & Semiconductor Equipment		3,371,931

Software & Services—4.5%
ACI Worldwide, Inc.[2]	10,878	197,436
Acxiom Corp.[2]	6,602	176,934
ANSYS, Inc.[2]	2,094	193,674
Broadridge Financial Solutions, Inc.	9,985	662,006
Cadence Design Systems, Inc.[2]	14,047	354,265
CDK Global, Inc.	7,414	442,542
CommVault Systems, Inc.[2]	2,376	122,126
Computer Sciences Corp.	23,867	1,418,177
comScore, Inc.[2]	2,275	71,845
Convergys Corp.[1]	23,927	587,647
CoreLogic, Inc.[2]	10,158	374,119
DST Systems, Inc.	3,563	381,775
Fair Isaac Corp.	1,487	177,280
Fortinet, Inc.[2]	8,112	244,333
Gartner, Inc.[2]	4,706	475,635
j2 Global, Inc.[1]	2,078	169,980
Jack Henry & Associates, Inc.	3,142	278,947
Leidos Holdings, Inc.	23,007	1,176,578
Manhattan Associates, Inc.[2]	2,367	125,522
MAXIMUS, Inc.	8,968	500,325
Mentor Graphics Corp.	6,041	222,853
NeuStar, Inc., Class A1,2	7,062	235,871
PTC, Inc.[2]	4,911	227,232
Science Applications International Corp.	10,950	928,560
Synopsys, Inc.[2]	8,040	473,234
Tyler Technologies, Inc.[1,2]	1,037	148,052

	Shares	Value
Ultimate Software Group, Inc. (The)[2]	822	$149,892
WebMD Health Corp.[1,2]	2,679	132,798
WEX, Inc.[2]	1,730	193,068
Total Software & Services		10,842,706

Technology Hardware & Equipment—12.4%
3D Systems Corp.[1,2]	8,701	115,636
ARRIS International PLC[2]	40,561	1,222,103
Arrow Electronics, Inc.[2]	70,609	5,034,422
Avnet, Inc.	101,558	4,835,176
Belden, Inc.	6,071	453,929
Brocade Communications Systems, Inc.	37,091	463,267
Ciena Corp.[1,2]	22,187	541,585
Cognex Corp.	1,384	88,050
Diebold Nixdorf, Inc.[1]	21,867	549,955
InterDigital, Inc.	1,137	103,865
IPG Photonics Corp.[2]	1,959	193,373
Jabil Circuit, Inc.	154,237	3,650,790
Keysight Technologies, Inc.[2]	16,174	591,483
Knowles Corp.[1,2]	11,227	187,603
Littelfuse, Inc.[1]	1,209	183,490
National Instruments Corp.	8,191	252,447
NCR Corp.[2]	31,887	1,293,337
NetScout Systems, Inc.[2]	6,938	218,547
Plantronics, Inc.	3,220	176,327
SYNNEX Corp.	22,290	2,697,536
Tech Data Corp.[1,2]	60,268	5,103,494
Trimble, Inc.[2]	15,170	457,375
VeriFone Systems, Inc.[1,2]	22,487	398,694
ViaSat, Inc.[1,2]	4,370	289,381
Vishay Intertechnology, Inc.[1]	29,098	471,388
Zebra Technologies Corp., Class A2	8,703	746,369
Total Technology Hardware & Equipment		30,319,622

Telecommunication Services—0.4%
Telephone & Data Systems, Inc.	35,348	1,020,497

Transportation—2.2%
Avis Budget Group, Inc.[2]	46,495	1,705,437
Genesee & Wyoming, Inc., Class A2	5,752	399,246
JetBlue Airways Corp.[2]	59,820	1,341,164
Kirby Corp.[1,2]	5,580	371,070
Landstar System, Inc.	7,323	624,652
Old Dominion Freight Line, Inc.[2]	6,934	594,868
Werner Enterprises, Inc.	14,895	401,420
Total Transportation		5,437,857

Utilities—3.4%
Aqua America, Inc.	5,443	163,508
Atmos Energy Corp.	9,347	693,080
Black Hills Corp.[1]	4,851	297,560
Great Plains Energy, Inc.	19,499	533,298
Hawaiian Electric Industries, Inc.[1]	14,519	480,143
IDACORP, Inc.	3,208	258,404
MDU Resources Group, Inc.	28,987	833,956
National Fuel Gas Co.	5,126	290,337
New Jersey Resources Corp.	10,487	372,289
NorthWestern Corp.[1]	4,518	256,939
OGE Energy Corp.	13,073	437,292

Schedule Investments — concluded
Oppenheimer Mid Cap Revenue ETF
December 31, 2016 (Unaudited)

	Shares	Value
Utilities (continued)
ONE Gas, Inc.	4,492	$287,308
PNM Resources, Inc.	8,242	282,701
Southwest Gas Corp.	6,749	517,108
UGI Corp.	25,836	1,190,523
Vectren Corp.	9,221	480,875
Westar Energy, Inc.	8,926	502,980
WGL Holdings, Inc.	6,179	471,334
Total Utilities		8,349,635
Total Common Stocks (Cost $212,738,184)		243,459,281

INVESTMENT OF CASH COLLATERAL
FOR SECURITIES LOANED—7.2%
Dreyfus Institutional Preferred Money Market Fund—Institutional Shares, 0.67%[3] (Cost $17,518,410)	17,518,410	17,518,410
Total Investments—107.1% (Cost $230,256,594)		260,977,691
Liabilities in Excess of Other Assets—(7.1)%		(17,389,902)
Net Assets—100.0%		$243,587,789

PLC – Public Limited Company

[1]	All or a portion of the security was on loan. The aggregate value of the securities on loan was $33,190,687; total value of the collateral held by the fund was $34,195,170. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $16,676,760 (Note 4).
[2]	Non-income producing security.
[3]	Rate shown represents annualized 7-day yield as of December 31, 2016.

The accompanying notes are an integral part of these financial statements.

Schedule Investments
Oppenheimer Small Cap Revenue ETF
December 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS—99.9%
Automobiles & Components—2.1%
American Axle & Manufacturing Holdings, Inc.[1]	138,033	$2,664,037
Cooper-Standard Holding, Inc.[1]	21,265	2,198,376
Dorman Products, Inc.[1,2]	7,152	522,525
Drew Industries, Inc.[1]	9,278	999,704
Fox Factory Holding Corp.[1]	9,186	254,911
Gentherm, Inc.[1,2]	16,423	555,919
Motorcar Parts of America, Inc.[1]	9,239	248,714
Standard Motor Products, Inc.	12,009	639,119
Superior Industries International, Inc.	17,290	455,591
Winnebago Industries, Inc.	17,335	548,653
Total Automobiles & Components		9,087,549

Banks—2.6%
Ameris Bancorp	4,288	186,957
Astoria Financial Corp.	14,059	262,200
Banc of California, Inc.[2]	20,188	350,262
Bank Mutual Corp.	6,798	64,241
Banner Corp.	5,271	294,175
BofI Holding, Inc.[1,2]	7,751	221,291
Boston Private Financial Holdings, Inc.	13,906	230,144
Brookline Bancorp, Inc.	8,346	136,874
Cardinal Financial Corp.	3,435	112,634
Central Pacific Financial Corp.	4,133	129,859
City Holding Co.	1,587	107,281
Columbia Banking System, Inc.	5,888	263,076
Community Bank System, Inc.	4,211	260,198
Customers Bancorp, Inc.[1]	5,105	182,861
CVB Financial Corp.	8,177	187,499
Dime Community Bancshares	6,821	137,102
Fidelity Southern Corp.	6,560	155,275
First BanCorp[1]	45,278	299,288
First Commonwealth Financial Corp.	10,331	146,494
First Financial Bancorp	7,202	204,897
First Financial Bankshares, Inc.	4,182	189,026
First Midwest Bancorp, Inc.	11,920	300,742
Glacier Bancorp, Inc.	6,880	249,262
Great Western Bancorp, Inc.[2]	5,792	252,473
Hanmi Financial Corp.[2]	3,697	129,025
Home BancShares, Inc.	10,369	287,947
HomeStreet, Inc.[1,2]	10,159	321,024
Hope Bancorp, Inc.	9,885	216,383
Independent Bank Corp.	2,675	188,454
LegacyTexas Financial Group, Inc.	4,355	187,526
LendingTree, Inc.[1,2]	2,181	221,044
National Bank Holdings Corp., Class A	3,414	108,873
NBT Bancorp, Inc.[2]	5,439	227,785
Northfield Bancorp, Inc.	3,352	66,939
Northwest Bancshares, Inc.[2]	12,237	220,633
OFG Bancorp	12,404	162,492
Old National Bancorp	21,883	397,177
Opus Bank	4,621	138,861
Oritani Financial Corp.	4,987	93,506
Pinnacle Financial Partners, Inc.[2]	3,720	257,796
Provident Financial Services, Inc.	6,751	191,053

	Shares	Value
S&T Bancorp, Inc.	3,935	$153,622
ServisFirst Bancshares, Inc.	3,118	116,738
Simmons First National Corp., Class A	3,992	248,103
Southside Bancshares, Inc.	2,828	106,531
Sterling Bancorp	11,698	273,733
Texas Capital Bancshares, Inc.[1,2]	4,707	369,029
Tompkins Financial Corp.	1,692	159,962
TrustCo Bank Corp.	11,706	102,428
United Bankshares, Inc.[2]	5,912	273,430
United Community Banks, Inc.	8,486	251,355
Walker & Dunlop, Inc.[1]	9,955	310,596
Westamerica Bancorporation[2]	1,806	113,652
Wintrust Financial Corp.[2]	8,460	613,942
Total Banks		11,433,750

Capital Goods—11.3%
AAON, Inc.[2]	7,495	247,710
AAR Corp.	28,658	947,147
Actuant Corp., Class A	25,664	665,981
Aegion Corp.[1]	30,464	721,997
Aerojet Rocketdyne Holdings, Inc.[1]	59,232	1,063,214
Aerovironment, Inc.[1,2]	5,836	156,580
Alamo Group, Inc.	7,276	553,704
Albany International Corp., Class A	9,888	457,814
American Woodmark Corp.[1]	7,967	599,517
Apogee Enterprises, Inc.[2]	13,299	712,294
Applied Industrial Technologies, Inc.	25,382	1,507,691
Astec Industries, Inc.	10,254	691,735
AZZ, Inc.[2]	8,704	556,186
Barnes Group, Inc.	15,430	731,691
Briggs & Stratton Corp.	60,872	1,355,011
Chart Industries, Inc.[1,2]	14,925	537,598
CIRCOR International, Inc.[2]	5,885	381,819
Comfort Systems USA, Inc.	29,956	997,535
Cubic Corp.[2]	18,533	888,657
DXP Enterprises, Inc.[1]	17,516	608,506
Encore Wire Corp.	13,478	584,271
Engility Holdings, Inc.[1]	38,596	1,300,685
EnPro Industries, Inc.	11,687	787,236
ESCO Technologies, Inc.	6,277	355,592
Federal Signal Corp.	25,745	401,879
Franklin Electric Co., Inc.	14,130	549,657
General Cable Corp.	117,394	2,236,356
Gibraltar Industries, Inc.[1]	15,683	653,197
Greenbrier Cos., Inc. (The)[2]	40,487	1,682,235
Griffon Corp.	48,877	1,280,577
Harsco Corp.	63,835	868,156
Hillenbrand, Inc.	25,770	988,279
Insteel Industries, Inc.[2]	7,809	278,313
John Bean Technologies Corp.	9,549	820,737
Kaman Corp.	22,852	1,118,148
Lindsay Corp.[2]	3,782	282,175
Lydall, Inc.[1]	5,558	343,762
Mercury Systems, Inc.[1]	5,828	176,122
Moog, Inc., Class A1	22,629	1,486,273
Mueller Industries, Inc.	31,399	1,254,704
MYR Group, Inc.[1]	17,698	666,861
National Presto Industries, Inc.[2]	2,692	286,429
Orion Group Holdings, Inc.[1]	38,012	378,219
Patrick Industries, Inc.[1,2]	9,845	751,173

Schedule Investments — continued
Oppenheimer Small Cap Revenue ETF
December 31, 2016 (Unaudited)

	Shares	Value
Capital Goods (continued)
PGT Innovations, Inc.[1,2]	22,991	$263,247
Powell Industries, Inc.	9,017	351,663
Proto Labs, Inc.[1,2]	3,545	182,036
Quanex Building Products Corp.	27,642	561,133
Raven Industries, Inc.	6,335	159,642
Simpson Manufacturing Co., Inc.	11,809	516,644
SPX Corp.[1]	47,061	1,116,287
SPX FLOW, Inc.[1]	44,855	1,438,051
Standex International Corp.[2]	4,906	430,992
TASER International, Inc.[1,2]	6,318	153,148
Tennant Co.	6,882	489,998
Titan International, Inc.	69,945	784,083
Trex Co., Inc.[1,2]	4,448	286,451
Universal Forest Products, Inc.	18,542	1,894,622
Veritiv Corp.[1,2]	103,057	5,539,314
Vicor Corp.[1]	8,080	122,008
Wabash National Corp.[1]	77,990	1,233,802
Watts Water Technologies, Inc., Class A	13,210	861,292
Total Capital Goods		50,297,836

Commercial & Professional Services—8.7%
ABM Industries, Inc.	80,846	3,301,751
Brady Corp., Class A	18,366	689,643
Brink’s Co. (The)	44,108	1,819,455
CDI Corp.[1]	71,086	526,036
Essendant, Inc.	162,184	3,389,646
Exponent, Inc.	3,011	181,563
G&K Services, Inc., Class A	6,395	616,798
Healthcare Services Group, Inc.[2]	24,000	940,080
Heidrick & Struggles International, Inc.	14,746	356,116
Insperity, Inc.	25,247	1,791,275
Interface, Inc.	32,664	605,917
Kelly Services, Inc., Class A	152,401	3,493,031
Korn/Ferry International	29,916	880,428
LSC Communications, Inc.	99,075	2,940,546
Matthews International Corp., Class A	12,613	969,309
Mobile Mini, Inc.	10,528	318,472
Multi-Color Corp.	7,410	575,016
Navigant Consulting, Inc.[1]	21,306	557,791
On Assignment, Inc.[1]	34,057	1,503,957
Resources Connection, Inc.	20,475	394,144
RR Donnelley & Sons Co.[2]	416,063	6,790,148
Team, Inc.[1,2]	19,855	779,309
Tetra Tech, Inc.	27,588	1,190,422
TrueBlue, Inc.[1]	75,598	1,863,491
UniFirst Corp.[2]	6,311	906,575
US Ecology, Inc.	6,470	318,000
Viad Corp.	16,635	733,603
WageWorks, Inc.[1]	2,973	215,543
Total Commercial & Professional Services		38,648,065

Consumer Durables & Apparel—4.0%
Arctic Cat, Inc.[1,2]	21,638	325,003
Callaway Golf Co.	47,832	524,239
Cavco Industries, Inc.[1]	4,559	455,216
Crocs, Inc.[1]	93,091	638,604
Ethan Allen Interiors, Inc.	13,707	505,103

	Shares	Value
G-III Apparel Group Ltd.[1,2]	47,327	$1,398,986
Iconix Brand Group, Inc.[1]	25,960	242,466
Installed Building Products, Inc.[1]	12,672	523,354
iRobot Corp.[1,2]	6,792	396,992
La-Z-Boy, Inc.	30,434	944,976
LGI Homes, Inc.[1,2]	16,947	486,887
M.D.C. Holdings, Inc.[2]	52,784	1,354,438
M/I Homes, Inc.[1]	40,690	1,024,574
Meritage Homes Corp.[1]	51,794	1,802,431
Movado Group, Inc.	12,001	345,029
Nautilus, Inc.[1,2]	12,851	237,744
Oxford Industries, Inc.[2]	10,233	615,310
Perry Ellis International, Inc.[1]	21,104	525,701
Steven Madden Ltd.[1]	23,092	825,539
Sturm Ruger & Co., Inc.[2]	7,799	411,007
TopBuild Corp.[1]	29,950	1,066,220
Unifi, Inc.[1]	11,924	389,080
Universal Electronics, Inc.[1]	6,093	393,303
Vera Bradley, Inc.[1]	25,282	296,305
WCI Communities, Inc.[1]	17,729	415,745
Wolverine World Wide, Inc.	67,417	1,479,803
Total Consumer Durables & Apparel		17,624,055

Consumer Services—3.1%
American Public Education, Inc.[1]	7,603	186,654
Belmond Ltd., Class A1	25,685	342,895
Biglari Holdings, Inc.[1]	1,133	536,136
BJ’s Restaurants, Inc.[1]	15,706	617,246
Bob Evans Farms, Inc.	15,920	847,103
Boyd Gaming Corp.[1]	66,050	1,332,228
Capella Education Co.	3,058	268,492
Career Education Corp.[1]	53,022	534,992
Chuy’s Holdings, Inc.[1]	6,002	194,765
Dave & Buster’s Entertainment, Inc.[1]	10,636	598,807
DineEquity, Inc.[2]	4,949	381,073
El Pollo Loco Holdings, Inc.[1,2]	17,857	219,641
Fiesta Restaurant Group, Inc.[1,2]	15,487	462,287
ILG, Inc.	30,284	550,260
Marcus Corp. (The)	9,413	296,509
Marriott Vacations Worldwide Corp.	8,951	759,492
Monarch Casino & Resort, Inc.[1]	5,283	136,196
Popeyes Louisiana Kitchen, Inc.[1]	2,671	161,542
Red Robin Gourmet Burgers, Inc.[1]	14,373	810,637
Regis Corp.[1]	75,226	1,092,282
Ruby Tuesday, Inc.[1]	201,451	650,687
Ruth’s Hospitality Group, Inc.	12,790	234,057
Scientific Games Corp., Class A1,2	115,615	1,618,610
Sonic Corp.	13,957	370,000
Strayer Education, Inc.[1]	3,404	274,465
Wingstop, Inc., Class A2	2,375	70,276
Total Consumer Services		13,547,332

Diversified Financials—4.0%
Calamos Asset Management, Inc., Class A	18,158	155,251
Capstead Mortgage Corp.	7,018	71,513
Donnelley Financial Solutions, Inc.[1]	30,682	705,072
Encore Capital Group, Inc.[1,2]	24,550	703,358
Enova International, Inc.[1]	33,118	415,631
Evercore Partners, Inc., Class A	12,878	884,719
EZCORP, Inc., Class A1,2	44,239	471,145

Schedule Investments — continued
Oppenheimer Small Cap Revenue ETF
December 31, 2016 (Unaudited)

	Shares	Value
Diversified Financials (continued)
Financial Engines, Inc.[2]	6,380	$234,465
FirstCash, Inc.	11,091	521,277
Green Dot Corp., Class A1	18,176	428,045
Greenhill & Co., Inc.	7,123	197,307
Interactive Brokers Group, Inc., Class A	22,154	808,843
INTL. FCStone, Inc.[1]	257,447	10,194,901
Investment Technology Group, Inc.	17,650	348,411
Piper Jaffray Cos.[1]	6,142	445,295
PRA Group, Inc.[1,2]	15,831	618,992
Virtus Investment Partners, Inc.[2]	1,824	215,323
World Acceptance Corp.[1,2]	5,284	339,656
Total Diversified Financials		17,759,204

Energy—2.4%
Atwood Oceanics, Inc.[2]	45,321	595,065
Bill Barrett Corp.[1,2]	15,498	108,331
Bristow Group, Inc.	43,984	900,792
CARBO Ceramics, Inc.[1,2]	9,373	98,042
Carrizo Oil & Gas, Inc.[1,2]	6,069	226,677
Cloud Peak Energy, Inc.[1,2]	84,887	476,216
Contango Oil & Gas Co.[1]	4,942	46,158
Era Group, Inc.[1]	11,519	195,477
Exterran Corp.[1]	44,556	1,064,888
Geospace Technologies Corp.[1,2]	1,764	35,915
Green Plains, Inc.	70,013	1,949,862
Gulf Island Fabrication, Inc.	14,526	172,859
Helix Energy Solutions Group, Inc.[1,2]	30,912	272,644
Hornbeck Offshore Services, Inc.[1,2]	22,068	159,331
Matrix Service Co.[1]	38,347	870,477
Newpark Resources, Inc.[1]	38,822	291,165
Northern Oil and Gas, Inc.[1,2]	28,230	77,633
PDC Energy, Inc.[1,2]	3,210	232,982
Pioneer Energy Services Corp.[1]	32,610	223,379
REX American Resources Corp.[1,2]	2,736	270,180
SEACOR Holdings, Inc.[1]	7,913	564,039
Synergy Resources Corp.[1,2]	5,949	53,006
Tesco Corp.[1]	11,176	92,202
TETRA Technologies, Inc.[1]	104,119	522,677
Tidewater, Inc.[1,2]	112,083	382,203
U.S. Silica Holdings, Inc.[2]	6,281	356,007
Unit Corp.[1,2]	14,852	399,073
Total Energy		10,637,280

Food & Staples Retailing—4.0%
Andersons, Inc. (The)	59,681	2,667,741
SpartanNash Co.	127,065	5,024,150
SUPERVALU, Inc.[1]	2,179,427	10,177,924
Total Food & Staples Retailing		17,869,815

Food, Beverage & Tobacco—2.0%
B&G Foods, Inc.	17,578	769,916
Calavo Growers, Inc.[2]	9,712	596,317
Cal-Maine Foods, Inc.[2]	23,569	1,041,161
Darling Ingredients, Inc.[1]	154,097	1,989,392
J&J Snack Foods Corp.	4,684	624,986
Sanderson Farms, Inc.[2]	19,113	1,801,209
Seneca Foods Corp., Class A1	19,086	764,394
Universal Corp.[2]	21,861	1,393,639
Total Food, Beverage & Tobacco		8,981,014

	Shares	Value
Health Care Equipment & Services—10.2%
Abaxis, Inc.	2,641	$139,366
Aceto Corp.[2]	16,255	357,122
Adeptus Health, Inc., Class A1,2	30,633	234,036
Air Methods Corp.[1,2]	22,250	708,662
Almost Family, Inc.[1]	8,726	384,817
Amedisys, Inc.[1]	20,837	888,281
AMN Healthcare Services, Inc.[1,2]	30,031	1,154,692
Analogic Corp.	3,745	310,648
AngioDynamics, Inc.[1]	13,247	223,477
Anika Therapeutics, Inc.[1]	1,352	66,194
BioTelemetry, Inc.[1]	5,786	129,317
Cantel Medical Corp.	5,151	405,641
Chemed Corp.	6,230	999,354
Community Health Systems, Inc.[1,2]	2,075,407	11,601,525
Computer Programs & Systems, Inc.[2]	6,555	154,698
CONMED Corp.[2]	10,506	464,050
CorVel Corp.[1]	8,937	327,094
Cross Country Healthcare, Inc.[1]	34,387	536,781
CryoLife, Inc.[1]	5,647	108,140
Cynosure, Inc., Class A1	5,481	249,934
Diplomat Pharmacy, Inc.[1,2]	203,084	2,558,858
Ensign Group, Inc. (The)	44,694	992,654
Haemonetics Corp.[1]	14,113	567,343
HealthEquity, Inc.[1,2]	2,291	92,831
HealthStream, Inc.[1,2]	5,421	135,796
Healthways, Inc.[1]	15,291	347,870
HMS Holdings Corp.[1]	16,630	302,001
ICU Medical, Inc.[1]	1,565	230,603
Inogen, Inc.[1,2]	1,821	122,317
Integer Holdings Corp.[1]	23,650	696,492
Integra LifeSciences Holdings Corp.[1]	7,428	637,248
Invacare Corp.	51,927	677,647
Kindred Healthcare, Inc.	591,060	4,639,821
Landauer, Inc.	1,969	94,709
LHC Group, Inc.[1]	12,669	578,973
Magellan Health, Inc.[1]	40,672	3,060,568
Masimo Corp.[1]	6,341	427,383
Medidata Solutions, Inc.[1]	5,346	265,536
Meridian Bioscience, Inc.	6,848	121,210
Merit Medical Systems, Inc.[1]	13,888	368,032
Natus Medical, Inc.[1]	6,337	220,528
Neogen Corp.[1]	3,218	212,388
Omnicell, Inc.[1]	12,083	409,614
PharMerica Corp.[1]	52,201	1,312,855
Providence Service Corp. (The)[1]	27,586	1,049,647
Quality Systems, Inc.[1]	23,297	306,356
Quorum Health Corp.[1]	185,306	1,347,175
Select Medical Holdings Corp.[1,2]	195,050	2,584,413
Surgical Care Affiliates, Inc.[1,2]	16,543	765,445
SurModics, Inc.[1]	1,837	46,660
US Physical Therapy, Inc.	3,080	216,216
Vascular Solutions, Inc.[1]	1,804	101,204
Zeltiq Aesthetics, Inc.[1,2]	4,689	204,065
Total Health Care Equipment & Services		45,138,287

Household & Personal Products—0.4%
Central Garden & Pet Co.[1,2]	17,842	590,392
Central Garden & Pet Co., Class A1	18,892	583,763
Inter Parfums, Inc.	9,195	301,136

Schedule Investments — continued
Oppenheimer Small Cap Revenue ETF
December 31, 2016 (Unaudited)

	Shares	Value
Household & Personal Products (continued)
Medifast, Inc.	4,223	$175,803
WD-40 Co.[2]	2,142	250,400
Total Household & Personal Products		1,901,494

Insurance—2.7%
American Equity Investment Life Holding Co.	60,375	1,360,852
AMERISAFE, Inc.	4,056	252,891
eHealth, Inc.[1,2]	11,602	123,561
Employers Holdings, Inc.	13,071	517,612
HCI Group, Inc.[2]	4,193	165,540
Horace Mann Educators Corp.	16,488	705,686
Infinity Property & Casualty Corp.	10,738	943,870
Maiden Holdings Ltd.	93,497	1,631,523
Navigators Group, Inc. (The)	6,291	740,765
ProAssurance Corp.	8,459	475,396
RLI Corp.	8,132	513,373
Safety Insurance Group, Inc.	7,007	516,416
Selective Insurance Group, Inc.[2]	33,173	1,428,098
Stewart Information Services Corp.	29,674	1,367,378
United Fire Group, Inc.	14,344	705,294
United Insurance Holdings Corp.[2]	18,876	285,783
Universal Insurance Holdings, Inc.[2]	15,919	452,100
Total Insurance		12,186,138

Materials—7.2%
A. Schulman, Inc.	44,653	1,493,643
AdvanSix, Inc.[1]	36,538	808,951
AK Steel Holding Corp.[1,2]	357,988	3,655,057
American Vanguard Corp.	10,253	196,345
Balchem Corp.	3,980	334,002
Boise Cascade Co.[1]	103,091	2,319,547
Calgon Carbon Corp.	17,807	302,719
Century Aluminum Co.[1]	96,562	826,571
Chemours Co. (The)	132,614	2,929,443
Clearwater Paper Corp.[1]	16,826	1,102,944
Deltic Timber Corp.[2]	1,696	130,711
Flotek Industries, Inc.[1,2]	17,605	165,311
FutureFuel Corp.	10,058	139,806
H.B. Fuller Co.[2]	26,421	1,276,399
Hawkins, Inc.	5,191	280,054
Haynes International, Inc.	5,635	242,249
Headwaters, Inc.[1]	26,030	612,226
Ingevity Corp.[1]	10,675	585,630
Innophos Holdings, Inc.	7,983	417,192
Innospec, Inc.	7,799	534,231
Kaiser Aluminum Corp.	10,618	824,912
KapStone Paper and Packaging Corp.	85,490	1,885,054
Koppers Holdings, Inc.[1]	22,013	887,124
Kraton Corp.[1]	30,011	854,713
LSB Industries, Inc.[1,2]	35,853	301,882
Materion Corp.[2]	14,264	564,854
Myers Industries, Inc.	24,233	346,532
Neenah Paper, Inc.	6,860	584,472
Olympic Steel, Inc.	23,665	573,403
PH Glatfelter Co.	42,983	1,026,864
Quaker Chemical Corp.[2]	3,554	454,699
Rayonier Advanced Materials, Inc.	36,078	557,766
Schweitzer-Mauduit International, Inc.	12,335	561,613

	Shares	Value
Stepan Co.	13,087	$1,066,329
Stillwater Mining Co.[1,2]	25,098	404,329
SunCoke Energy, Inc.[1]	66,352	752,432
TimkenSteel Corp.[1,2]	31,810	492,419
Tredegar Corp.	21,713	521,112
US Concrete, Inc.[1,2]	10,838	709,889
Total Materials		31,723,429

Media—1.1%
E.W. Scripps Co., (The), Class A1,2	29,598	572,129
Gannett Co., Inc.	183,434	1,781,144
New Media Investment Group, Inc.	49,657	794,016
Scholastic Corp.	23,098	1,096,924
World Wrestling Entertainment, Inc., Class A2	23,796	437,846
Total Media		4,682,059

Pharmaceuticals, Biotechnology & Life Sciences—1.1%
Acorda Therapeutics, Inc.[1]	15,303	287,696
Albany Molecular Research, Inc.[1,2]	17,574	329,688
AMAG Pharmaceuticals, Inc.[1,2]	8,739	304,117
Amphastar Pharmaceuticals, Inc.[1,2]	8,808	162,243
ANI Pharmaceuticals, Inc.[1,2]	1,154	69,955
Cambrex Corp.[1]	5,376	290,035
Depomed, Inc.[1,2]	15,116	272,390
Eagle Pharmaceuticals, Inc.[1,2]	1,058	83,942
Emergent BioSolutions, Inc.[1]	10,207	335,198
Enanta Pharmaceuticals, Inc.[1,2]	1,743	58,391
Impax Laboratories, Inc.[1]	43,002	569,777
Innoviva, Inc.[1,2]	6,508	69,636
Lannett Co., Inc.[1,2]	16,271	358,776
Ligand Pharmaceuticals, Inc.[1,2]	538	54,666
Luminex Corp.[1,2]	7,894	159,696
Medicines Co. (The)[1,2]	3,652	123,949
MiMedx Group, Inc.[1,2]	15,748	139,527
Momenta Pharmaceuticals, Inc.[1]	4,100	61,705
Nektar Therapeutics, Class A1,2	8,320	102,086
Phibro Animal Health Corp., Class A	16,871	494,320
Repligen Corp.[1,2]	1,895	58,404
SciClone Pharmaceuticals, Inc.[1]	10,244	110,635
Spectrum Pharmaceuticals, Inc.[1,2]	22,204	98,364
Supernus Pharmaceuticals, Inc.[1]	4,959	125,215
Total Pharmaceuticals, Biotechnology & Life Sciences		4,720,411

Real Estate—1.5%
Acadia Realty Trust	4,239	138,531
Agree Realty Corp.	1,234	56,826
American Assets Trust, Inc.	4,304	185,416
CareTrust REIT, Inc.	4,163	63,777
Cedar Realty Trust, Inc.	15,192	99,204
Chesapeake Lodging Trust	14,836	383,659
CoreSite Realty Corp.	3,114	247,158
DiamondRock Hospitality Co.	51,997	599,525
EastGroup Properties, Inc.[2]	2,189	161,636
Forestar Group, Inc.[1]	11,869	157,858
Four Corners Property Trust, Inc.	3,674	75,390
Franklin Street Properties Corp.[2]	12,198	158,086
Geo Group, Inc. (The)	38,260	1,374,682
Getty Realty Corp.[2]	2,962	75,501

Schedule Investments — continued
Oppenheimer Small Cap Revenue ETF
December 31, 2016 (Unaudited)

	Shares	Value
Real Estate (continued)
Government Properties Income Trust[2]	8,673	$165,351
HFF, Inc., Class A	10,798	326,640
Kite Realty Group Trust	9,505	223,177
Lexington Realty Trust	26,016	280,973
LTC Properties, Inc.	2,176	102,228
Parkway, Inc.[1]	9,188	204,433
Pennsylvania Real Estate Investment Trust[2]	13,943	264,359
PS Business Parks, Inc.	2,167	252,499
RE/MAX Holdings, Inc., Class A	2,041	114,296
Retail Opportunity Investments Corp.	7,017	148,269
Sabra Health Care REIT, Inc.	7,190	175,580
Saul Centers, Inc.	2,020	134,552
Summit Hotel Properties, Inc.	20,164	323,229
Universal Health Realty Income Trust	706	46,307
Urstadt Biddle Properties, Inc., Class A	3,155	76,067
Total Real Estate		6,615,209

Retailing—14.8%
Abercrombie & Fitch Co., Class A2	164,335	1,972,020
Asbury Automotive Group, Inc.[1]	65,762	4,057,515
Ascena Retail Group, Inc.[1]	624,626	3,866,435
Barnes & Noble Education, Inc.[1]	91,886	1,053,932
Barnes & Noble, Inc.	208,241	2,321,887
Big 5 Sporting Goods Corp.[2]	35,617	617,955
Blue Nile, Inc.	7,396	300,499
Buckle, Inc. (The)[2]	28,125	641,250
Caleres, Inc.	45,962	1,508,473
Cato Corp., (The), Class A	21,034	632,703
Children’s Place, Inc. (The)	10,133	1,022,926
Core-Mark Holding Co., Inc.	161,929	6,974,282
Express, Inc.[1]	125,617	1,351,639
Finish Line, Inc., (The), Class A2	53,441	1,005,225
Five Below, Inc.[1,2]	14,305	571,628
Francesca’s Holdings Corp.[1]	14,151	255,143
Fred’s, Inc., Class A2	122,252	2,268,997
FTD Cos., Inc.[1]	28,996	691,265
Genesco, Inc.[1]	28,005	1,739,111
Group 1 Automotive, Inc.[2]	88,741	6,916,474
Guess?, Inc.[2]	108,045	1,307,345
Haverty Furniture Cos., Inc.	21,913	519,338
Hibbett Sports, Inc.[1,2]	15,131	564,386
Kirkland’s, Inc.[1,2]	21,234	329,339
Lithia Motors, Inc., Class A2	54,283	5,256,223
Lumber Liquidators Holdings, Inc.[1,2]	36,001	566,656
MarineMax, Inc.[1,2]	29,701	574,714
Monro Muffler Brake, Inc.[2]	10,713	612,784
Nutrisystem, Inc.	9,552	330,977
Ollie’s Bargain Outlet Holdings, Inc.[1,2]	17,272	491,388
PetMed Express, Inc.[2]	6,601	152,285
Rent-A-Center, Inc.	162,301	1,825,886
Select Comfort Corp.[1,2]	33,318	753,653
Shoe Carnival, Inc.	22,088	595,934
Sonic Automotive, Inc., Class A	272,744	6,245,838
Stage Stores, Inc.[2]	202,049	882,954
Stein Mart, Inc.	152,621	836,363

	Shares	Value
Tailored Brands, Inc.	78,837	$2,014,285
Tile Shop Holdings, Inc.[1]	9,750	190,613
Tuesday Morning Corp.[1,2]	109,136	589,334
Vitamin Shoppe, Inc.[1,2]	32,209	764,964
Zumiez, Inc.[1,2]	19,960	436,126
Total Retailing		65,610,744

Semiconductors & Semiconductor Equipment—1.0%
Advanced Energy Industries, Inc.[1]	5,066	277,364
Brooks Automation, Inc.	21,115	360,433
Cabot Microelectronics Corp.	4,363	275,611
CEVA, Inc.[1]	1,251	41,971
Cohu, Inc.	12,766	177,448
Diodes, Inc.[1]	22,166	569,001
DSP Group, Inc.[1]	7,225	94,286
Exar Corp.[1]	8,333	89,830
Kopin Corp.[1]	4,673	13,271
Kulicke & Soffa Industries, Inc.[1]	23,438	373,836
MKS Instruments, Inc.	11,137	661,538
Nanometrics, Inc.[1]	5,179	129,786
Power Integrations, Inc.[2]	3,398	230,554
Rambus, Inc.[1]	14,184	195,314
Rudolph Technologies, Inc.[1]	6,526	152,382
Semtech Corp.[1]	9,706	306,224
Tessera Holding Corp.	3,586	158,501
Ultratech, Inc.[1]	4,045	96,999
Veeco Instruments, Inc.[1]	7,607	221,744
Total Semiconductors & Semiconductor Equipment		4,426,093

Software & Services—3.1%
8x8, Inc.[1]	9,821	140,440
Blackbaud, Inc.[2]	6,880	440,320
Blucora, Inc.[1]	15,300	225,675
Bottomline Technologies (de), Inc.[1,2]	8,917	223,103
CACI International, Inc., Class A1	19,913	2,475,186
Cardtronics PLC, Class A1	14,772	806,108
Ciber, Inc.[1]	538,020	339,921
CSG Systems International, Inc.[2]	9,876	477,998
DHI Group, Inc.[1]	22,427	140,169
Ebix, Inc.[2]	3,039	173,375
Exlservice Holdings, Inc.[1]	8,419	424,654
Forrester Research, Inc.	4,742	203,669
Liquidity Services, Inc.[1]	19,682	191,900
LivePerson, Inc.[1]	17,858	134,828
LogMeIn, Inc.[2]	1,987	191,845
ManTech International Corp., Class A	24,018	1,014,761
MicroStrategy, Inc., Class A1	1,612	318,209
Monotype Imaging Holdings, Inc.	6,223	123,527
NIC, Inc.	7,710	184,269
Perficient, Inc.[1]	15,811	276,534
Progress Software Corp.	8,037	256,621
Qualys, Inc.[1]	3,642	115,269
QuinStreet, Inc.[1,2]	49,015	184,296
Shutterstock, Inc.[1,2]	6,121	290,870
SPS Commerce, Inc.[1]	1,716	119,931
Stamps.com, Inc.[1,2]	1,809	207,402
Sykes Enterprises, Inc.[1]	30,055	867,387
Synchronoss Technologies, Inc.[1]	9,555	365,957
Take-Two Interactive Software, Inc.[1]	19,044	938,679

Schedule Investments — concluded
Oppenheimer Small Cap Revenue ETF
December 31, 2016 (Unaudited)

	Shares	Value
Software & Services (continued)
Tangoe, Inc.[1]	17,603	$138,712
TeleTech Holdings, Inc.[2]	25,723	784,552
TiVo Corp.[1,2]	16,454	343,889
VASCO Data Security International, Inc.[1,2]	8,597	117,349
Virtusa Corp.[1]	18,811	472,532
XO Group, Inc.[1]	4,754	92,465
Total Software & Services		13,802,402

Technology Hardware & Equipment—7.3%
ADTRAN, Inc.	16,976	379,413
Agilysys, Inc.[1]	7,569	78,415
Anixter International, Inc.[1]	54,613	4,426,384
Badger Meter, Inc.[2]	6,572	242,835
Bel Fuse, Inc., Class B	10,920	337,428
Benchmark Electronics, Inc.[1]	49,134	1,498,587
Black Box Corp.	35,371	539,408
CalAmp Corp.[1,2]	13,159	190,805
Coherent, Inc.[1]	3,798	521,788
Comtech Telecommunications Corp.	22,565	267,395
Cray, Inc.[1]	16,449	340,494
CTS Corp.	10,226	229,062
Daktronics, Inc.	35,721	382,215
Digi International, Inc.[1]	9,336	128,370
Electro Scientific Industries, Inc.[1]	19,490	115,381
Electronics For Imaging, Inc.[1,2]	14,124	619,479
ePlus, Inc.[1]	6,909	795,917
Fabrinet[1]	16,593	668,698
FARO Technologies, Inc.[1,2]	5,323	191,628
Harmonic, Inc.[1,2]	44,303	221,515
II-VI, Inc.[1]	17,457	517,600
Insight Enterprises, Inc.[1]	83,215	3,365,215
Itron, Inc.[1]	19,290	1,212,376
Ixia[1]	18,547	298,607
Lumentum Holdings, Inc.[1]	14,271	551,574
Methode Electronics, Inc.	11,739	485,408
MTS Systems Corp.	6,531	370,308
NETGEAR, Inc.[1]	14,962	813,185
OSI Systems, Inc.[1,2]	7,075	538,549
Park Electrochemical Corp.	4,363	81,370
Plexus Corp.[1]	30,208	1,632,440
Rogers Corp.[1]	5,186	398,337
Sanmina Corp.[1]	113,002	4,141,523
ScanSource, Inc.[1]	57,137	2,305,478
Super Micro Computer, Inc.[1,2]	49,693	1,393,889
TTM Technologies, Inc.[1]	113,653	1,549,090
Viavi Solutions, Inc.[1]	66,973	547,839
Total Technology Hardware & Equipment		32,378,005

Telecommunication Services—0.7%
ATN International, Inc.	3,330	266,833
Cincinnati Bell, Inc.[1]	34,095	762,023
Cogent Communications Holdings, Inc.	6,494	268,527
Consolidated Communications Holdings, Inc.	17,156	460,638
General Communication, Inc., Class A1	33,886	659,083

	Shares	Value
Inteliquent, Inc.	9,657	$221,338
Iridium Communications, Inc.[1,2]	27,201	261,130
Lumos Networks Corp.[1]	8,627	134,754
Spok Holdings, Inc.	5,639	117,009
Total Telecommunication Services		3,151,335

Transportation—3.5%
Allegiant Travel Co.[2]	5,046	839,654
ArcBest Corp.	54,800	1,515,220
Atlas Air Worldwide Holdings, Inc.[1]	21,586	1,125,710
Celadon Group, Inc.	79,102	565,579
Echo Global Logistics, Inc.[1,2]	38,674	968,784
Forward Air Corp.	12,677	600,636
Hawaiian Holdings, Inc.[1,2]	26,485	1,509,645
Heartland Express, Inc.[2]	19,079	388,449
Hub Group, Inc., Class A1	49,968	2,186,100
Knight Transportation, Inc.	20,045	662,487
Marten Transport Ltd.	16,686	388,784
Matson, Inc.[2]	31,914	1,129,437
Roadrunner Transportation Systems, Inc.[1]	111,953	1,163,192
Saia, Inc.[1]	15,955	704,413
SkyWest, Inc.	50,547	1,842,438
Total Transportation		15,590,528

Utilities—1.1%
ALLETE, Inc.[2]	13,475	864,960
American States Water Co.[2]	6,152	280,285
Avista Corp.	21,407	856,066
California Water Service Group	11,072	375,341
El Paso Electric Co.	11,785	548,003
Northwest Natural Gas Co.	7,011	419,258
South Jersey Industries, Inc.	17,789	599,311
Spire, Inc.	15,276	986,066
Total Utilities		4,929,290
Total Common Stocks (Cost $371,798,857)		442,741,324
INVESTMENT OF CASH COLLATERAL
FOR SECURITIES LOANED—9.0%
Dreyfus Institutional Preferred Money Market Fund—Institutional Shares, 0.67%[3] (Cost $39,775,262)	39,775,262	39,775,262
Total Investments—108.9% (Cost $411,574,119)		482,516,586
Liabilities in Excess of Other Assets—(8.9)%		(39,304,317)
Net Assets—100.0%		$443,212,269

PLC – Public Limited Company

REIT – Real Estate Investment Trust

[1]	Non-income producing security.
[2]	All or a portion of the security was on loan. The aggregate value of the securities on loan was $61,454,702; total value of the collateral held by the fund was $63,364,995. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $23,589,733 (Note 4).
[3]	Rate shown represents annualized 7-day yield as of December 31, 2016.

The accompanying notes are an integral part of these financial statements.

Schedule Investments
Oppenheimer Financials Sector Revenue ETF
December 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS—100.0%
Banks—31.2%
Bank of America Corp.	70,408	$1,556,017
BB&T Corp.	4,283	201,387
Citigroup, Inc.	21,558	1,281,192
Citizens Financial Group, Inc.	2,712	96,629
Comerica, Inc.	760	51,764
Fifth Third Bancorp	4,529	122,147
Huntington Bancshares, Inc.	4,724	62,451
JPMorgan Chase & Co.	21,123	1,822,704
KeyCorp	4,733	86,472
M&T Bank Corp.	658	102,931
People’s United Financial, Inc.	1,317	25,497
PNC Financial Services Group, Inc. (The)	2,575	301,172
Regions Financial Corp.	7,398	106,235
SunTrust Banks, Inc.	2,926	160,491
U.S. Bancorp	7,403	380,292
Wells Fargo & Co.	30,867	1,701,080
Zions Bancorporation[1]	1,058	45,536
Total Banks		8,103,997

Capital Markets—12.4%
Affiliated Managers Group, Inc.[2]	290	42,137
Ameriprise Financial, Inc.	2,087	231,532
Bank of New York Mellon Corp. (The)	6,261	296,646
BlackRock, Inc.	571	217,288
Charles Schwab Corp. (The)	3,664	144,618
CME Group, Inc.	577	66,557
E*TRADE Financial Corp.[2]	1,169	40,506
Franklin Resources, Inc.	3,366	133,226
Goldman Sachs Group, Inc. (The)	2,480	593,836
Intercontinental Exchange, Inc.	1,452	81,922
Invesco Ltd.	3,029	91,900
Moody’s Corp.	726	68,440
Morgan Stanley	15,574	658,002
Nasdaq, Inc.	1,054	70,745
Northern Trust Corp.	1,108	98,667
S&P Global, Inc.	984	105,819
State Street Corp.	2,571	199,818
T. Rowe Price Group, Inc.	1,103	83,012
Total Capital Markets		3,224,671

Consumer Finance—5.1%
American Express Co.	8,231	609,753
Capital One Financial Corp.	4,281	373,475
Discover Financial Services	2,016	145,333
Navient Corp.	2,775	45,593
Synchrony Financial	3,837	139,168
Total Consumer Finance		1,313,322

	Shares	Value
Diversified Financial Services—16.8%
Berkshire Hathaway, Inc., Class B2	25,442	$4,146,537
Leucadia National Corp.	9,031	209,971
Total Diversified Financial Services		4,356,508

Insurance—34.5%
Aflac, Inc.	6,377	443,839
Allstate Corp. (The)	9,866	731,268
American International Group, Inc.	16,066	1,049,270
Aon PLC	2,069	230,756
Arthur J. Gallagher & Co.	2,174	112,961
Assurant, Inc.	1,804	167,519
Chubb Ltd.	4,244	560,717
Cincinnati Financial Corp.	1,405	106,429
Hartford Financial Services Group, Inc. (The)	7,617	362,950
Lincoln National Corp.	3,986	264,152
Loews Corp.	5,544	259,625
Marsh & McLennan Cos., Inc.	3,847	260,019
MetLife, Inc.	23,955	1,290,935
Principal Financial Group, Inc.	3,987	230,688
Progressive Corp. (The)	12,890	457,595
Prudential Financial, Inc.	11,711	1,218,647
Torchmark Corp.	1,060	78,186
Travelers Cos., Inc. (The)	4,495	550,278
Unum Group	5,038	221,319
Willis Towers Watson PLC[1]	1,119	136,831
XL Group Ltd.	5,649	210,482
Total Insurance		8,944,466
Total Investments—100.0% (Cost $20,523,023)		25,942,964
Liabilities in Excess of Other Assets—(0.0)%[3]		(10,428)
Net Assets—100.0%		$25,932,536

PLC – Public Limited Company

[1]	All or a portion of the security was on loan. The aggregate value of the securities on loan was $158,863; total value of the collateral held by the fund was $161,812. The total value of the collateral is non-cash U.S. Treasury securities collateral having a value of $161,812 (Note 4).
[2]	Non-income producing security.
[3]	Less than 0.05%

The accompanying notes are an integral part of these financial statements.

Schedule Investments
Oppenheimer ADR Revenue ETF
December 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS—97.9%
Automobiles & Components—8.4%
Honda Motor Co. Ltd.[1]	12,432	$362,890
Magna International, Inc.	2,330	101,122
Toyota Motor Corp.[1]	5,467	640,732
Total Automobiles & Components		1,104,744

Banks—9.8%
Banco Bilbao Vizcaya Argentaria SA1	9,815	66,448
Banco Bradesco SA1	7,916	68,948
Banco de Chile[1]	87	6,129
Banco Santander Chile[1]	241	5,271
Banco Santander SA1,2	21,632	112,054
Bancolombia SA1	295	10,821
Bank of Montreal	610	43,871
Bank of Nova Scotia (The)	891	49,611
Barclays PLC[1]	6,789	74,679
Canadian Imperial Bank of Commerce[2]	363	29,621
Credicorp Ltd.	61	9,629
HSBC Holdings PLC[1]	3,222	129,460
ING Groep NV1,2	3,594	50,675
KB Financial Group, Inc.[1]	457	16,127
Lloyds Banking Group PLC[1,2]	20,952	64,951
Mitsubishi UFJ Financial Group, Inc.[1]	16,976	104,572
Mizuho Financial Group, Inc.[1,2]	18,288	65,654
Royal Bank of Canada	1,152	78,002
Royal Bank of Scotland Group PLC[1,2,3]	8,857	48,979
Shinhan Financial Group Co. Ltd.[1,2]	898	33,801
Sumitomo Mitsui Financial Group, Inc.[1]	13,889	106,112
Toronto-Dominion Bank (The)	1,393	68,731
Westpac Banking Corp.[1]	1,822	42,781
Total Banks		1,286,927

Capital Goods—1.5%
ABB Ltd.[1,2,3]	4,716	99,366
Embraer SA1	1,025	19,731
Koninklijke Philips NV	2,665	81,469
Total Capital Goods		200,566

Commercial & Professional Services—0.4%
RELX NV1	1,587	26,598
RELX PLC[1]	1,474	26,488
Total Commercial & Professional Services		53,086

Consumer Durables & Apparel—1.8%
Gildan Activewear, Inc.	262	6,647
Luxottica Group S.p.A.[1]	544	29,213
Sony Corp.[1,2]	7,067	198,088
Total Consumer Durables & Apparel		233,948

Consumer Services—0.5%
Carnival PLC[1]	902	46,173
InterContinental Hotels Group PLC[1,2]	113	5,009
Restaurant Brands International, Inc.	242	11,534
Total Consumer Services		62,716

	Shares	Value
Diversified Financials—3.2%
Brookfield Asset Management, Inc., Class A	2,188	$72,226
Credit Suisse Group AG1,3	3,745	53,591
Deutsche Bank AG3	4,931	89,251
Nomura Holdings, Inc.[1]	5,356	31,601
ORIX Corp.[1]	813	63,276
Thomson Reuters Corp.	740	32,397
UBS Group AG	5,087	79,713
Total Diversified Financials		422,055

Energy—28.9%
Amec Foster Wheeler PLC[1,2]	4,040	23,068
BP PLC[1]	14,931	558,121
Cameco Corp.[2]	545	5,706
Canadian Natural Resources Ltd.	638	20,339
Cenovus Energy, Inc.	1,628	24,632
China Petroleum & Chemical Corp.[1,2]	8,991	638,541
CNOOC Ltd.[1]	475	58,881
Crescent Point Energy Corp.	335	4,553
Ecopetrol SA1,2,3	5,116	46,300
Enbridge, Inc.	1,786	75,226
Encana Corp.	740	8,688
Eni S.p.A.[1,2]	5,601	180,576
Imperial Oil Ltd.[2]	1,396	48,525
Pembina Pipeline Corp.[2]	297	9,302
PetroChina Co. Ltd.[1]	8,786	647,528
Petroleo Brasileiro SA1,3	11,449	115,749
Royal Dutch Shell PLC, Class A1	6,181	336,123
Royal Dutch Shell PLC, Class B1,2	5,800	336,226
Statoil ASA[1,2]	7,368	134,392
Suncor Energy, Inc.	1,727	56,456
Tenaris SA1,2	410	14,641
Total SA1,2	7,238	368,921
TransCanada Corp.	566	25,555
Ultrapar Participacoes SA1,2	3,380	70,101
Total Energy		3,808,150

Food & Staples Retailing—0.3%
Cencosud SA1,2	5,051	42,428

Food, Beverage & Tobacco—2.6%
Ambev SA1	8,206	40,291
Anheuser-Busch InBev SA/NV1	1,184	124,841
BRF SA1	1,934	28,546
British American Tobacco PLC[1,2]	483	54,420
Diageo PLC[1,2]	400	41,576
Fomento Economico Mexicano SAB de CV1	774	58,986
Total Food, Beverage & Tobacco		348,660

Health Care Equipment & Services—0.5%
Fresenius Medical Care AG & Co. KGaA[1,2]	1,285	54,240
Smith & Nephew PLC[1]	459	13,807
Total Health Care Equipment & Services		68,047

Household & Personal Products—1.3%
Unilever NV	2,107	86,513
Unilever PLC[1]	2,083	84,778
Total Household & Personal Products		171,291

Schedule Investments — continued
Oppenheimer ADR Revenue ETF
December 31, 2016 (Unaudited)

	Shares	Value
Insurance—7.8%
Aegon NV2	34,315	$189,762
Aviva PLC[1,2]	13,150	155,301
China Life Insurance Co. Ltd.[1,2]	17,670	227,413
Manulife Financial Corp.	8,063	143,683
Prudential PLC[1,2]	6,234	248,051
Sun Life Financial, Inc.	1,817	69,791
Total Insurance		1,034,001

Materials—7.0%
Agnico Eagle Mines Ltd.[2]	163	6,846
Agrium, Inc.[2]	394	39,617
ArcelorMittal[3]	20,621	150,533
Barrick Gold Corp.	1,679	26,830
BHP Billiton Ltd.[1,2]	2,408	86,158
BHP Billiton PLC[1]	2,699	84,911
Cemex SAB de CV1,3	4,801	38,552
CRH PLC[1]	2,531	87,016
Eldorado Gold Corp.[2,3]	531	1,710
Franco-Nevada Corp.[2]	30	1,793
Gerdau SA1,2	10,288	32,304
Goldcorp, Inc.	860	11,696
James Hardie Industries PLC[1,2]	336	5,342
Kinross Gold Corp.[3]	2,979	9,265
POSCO[1]	2,365	124,281
Potash Corp. of Saskatchewan, Inc.	668	12,084
Randgold Resources Ltd.[1]	46	3,512
Rio Tinto PLC[1,2]	2,279	87,650
Silver Wheaton Corp.[2]	132	2,550
Sociedad Quimica y Minera de Chile SA1	177	5,071
Southern Copper Corp.[2]	456	14,565
Syngenta AG1	491	38,814
Teck Resources Ltd., Class B	809	16,204
Vale SA1,2	4,666	35,555
Yamana Gold, Inc.[2]	1,851	5,201
Total Materials		928,060

Media—0.7%
Grupo Televisa SAB[1]	740	15,459
Pearson PLC[1,2]	1,460	14,585
Shaw Communications, Inc., Class B2	524	10,512
WPP PLC[1]	473	52,342
Total Media		92,898

Pharmaceuticals, Biotechnology & Life Sciences—4.2%
AstraZeneca PLC[1,2]	2,522	68,901
GlaxoSmithKline PLC[1,2]	2,802	107,905
Novartis AG1	2,026	147,574
Novo Nordisk A/S1	1,367	49,021
QIAGEN NV3	129	3,615
Sanofi[1]	2,803	113,353
Shire PLC[1]	162	27,601
Valeant Pharmaceuticals International, Inc.[3]	2,055	29,839
Total Pharmaceuticals, Biotechnology & Life Sciences		547,809

	Shares	Value
Semiconductors & Semiconductor Equipment—0.9%
ASML Holding NV	184	$20,645
STMicroelectronics NV2	1,830	20,771
Taiwan Semiconductor Manufacturing Co. Ltd.[1]	2,691	77,366
Total Semiconductors & Semiconductor Equipment		118,782

Software & Services—0.7%
CGI Group, Inc., Class A3	485	23,295
SAP SE1,2	824	71,218
Total Software & Services		94,513

Technology Hardware & Equipment—2.1%
BlackBerry Ltd.[3]	659	4,541
Canon, Inc.[1,2]	3,166	89,091
Kyocera Corp.[1]	757	37,683
Nokia OYJ[1,2]	14,009	67,383
Telefonaktiebolaget LM Ericsson[1]	13,838	80,676
Total Technology Hardware & Equipment		279,374

Telecommunication Services—12.6%
America Movil SAB de CV, Class L1	12,345	155,176
BCE, Inc.	1,099	47,521
BT Group PLC[1,2]	3,796	87,422
China Mobile Ltd.[1]	6,042	316,782
Chunghwa Telecom Co. Ltd.[1]	649	20,476
Nippon Telegraph & Telephone Corp.[1]	7,395	311,108
NTT DOCOMO, Inc.[1]	5,344	121,576
Orange SA1,2	9,014	136,472
Rogers Communications, Inc., Class B	769	29,668
Telecom Italia S.p.A.[1,2,3]	3,775	33,560
Telecom Italia S.p.A.[1,2]	4,612	33,621
Telefonica SA1	18,526	170,439
TELUS Corp.	864	27,518
Vodafone Group PLC[1]	6,976	170,424
Total Telecommunication Services		1,661,763

Transportation—0.7%
Canadian National Railway Co.	392	26,421
Canadian Pacific Railway Ltd.	102	14,562
Latam Airlines Group SA1,2,3	2,973	24,319
Ryanair Holdings PLC[1,3]	256	21,315
Total Transportation		86,617

Utilities—2.0%
Cia Energetica de Minas Gerais[1]	7,670	17,488
CPFL Energia SA1	1,028	15,831
Enel Americas SA1	2,627	21,568
Enel Generacion Chile SA1	369	7,173
Korea Electric Power Corp.[1]	7,788	143,922
National Grid PLC[1]	1,076	62,763
Total Utilities		268,745
Total Common Stocks (Cost $14,100,958)		12,915,180

Schedule Investments — concluded
Oppenheimer ADR Revenue ETF
December 31, 2016 (Unaudited)

	Shares	Value
PREFERRED STOCKS—1.9%
Banks—0.7%
Itau Unibanco Holding SA1	8,330	$85,632
Energy—0.9%
Petroleo Brasileiro SA1,3	13,811	121,675
Materials—0.3%
Vale SA1,2	5,322	36,669
Total Preferred Stocks (Cost $169,077)		243,976

INVESTMENT OF CASH COLLATERAL
FOR SECURITIES LOANED—20.7%
Dreyfus Institutional Preferred Money Market Fund—Institutional Shares, 0.67%[4] (Cost $2,728,590)	2,728,590	2,728,590
Total Investments—120.5% (Cost $16,998,625)		15,887,746
Liabilities in Excess of Other Assets—(20.5)%		(2,700,170)
Net Assets—100.0%		$13,187,576

PLC – Public Limited Company

[1]	American Depositary Receipt.
[2]	All or a portion of the security was on loan. The aggregate value of the securities on loan was $2,829,636; total value of the collateral held by the fund was $2,921,857. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $193,267 (Note 4).
[3]	Non-income producing security.
[4]	Rate shown represents annualized 7-day yield as of December 31, 2016.
Country	Value	% of Net Assets
Australia	$213,849	1.6%
Belgium	124,841	1.0
Brazil	688,522	5.2
Canada	1,271,652	9.6
Chile	111,960	0.9
China	1,889,145	14.3
Colombia	57,120	0.4
Denmark	49,021	0.4
Finland	67,383	0.5
France	618,746	4.7
Germany	214,709	1.6
Ireland	113,673	0.9
Italy	276,970	2.1
Japan	2,132,383	16.2
Jersey Island	3,512	0.0 [1]
Luxembourg	165,174	1.3
Mexico	268,174	2.0
Netherlands	1,014,900	7.7
Norway	134,392	1.0
Peru	24,194	0.2
South Korea	318,131	2.4
Spain	348,941	2.7
Sweden	80,676	0.6
Switzerland	439,828	3.3
Taiwan	97,842	0.7
United Kingdom	2,293,793	17.4
United States	2,868,215	21.8
Total Investments	15,887,746	120.5
Liabilities in Excess of Other Assets	(2,700,170)	(20.5)
Net Assets	$13,187,576	100.0%

[1]	Less than 0.05%

The accompanying notes are an integral part of these financial statements.

Schedule Investments
Oppenheimer Ultra Dividend Revenue ETF
December 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS—99.8%
Automobiles & Components—9.6%
Ford Motor Co.	1,347,213	$16,341,693
General Motors Co.	468,389	16,318,673
Total Automobiles & Components		32,660,366

Banks—0.2%
New York Community Bancorp, Inc.[1]	37,620	598,534

Commercial & Professional Services—0.9%
Pitney Bowes, Inc.	201,834	3,065,858

Consumer Durables & Apparel—2.8%
Garmin Ltd.	55,341	2,683,485
Mattel, Inc.	176,850	4,872,218
Tupperware Brands Corp.[1]	37,679	1,982,669
Total Consumer Durables & Apparel		9,538,372

Diversified Financials—0.4%
Waddell & Reed Financial, Inc., Class A	59,186	1,154,719

Energy—9.1%
HollyFrontier Corp.	303,972	9,958,123
Occidental Petroleum Corp.	126,988	9,045,355
ONEOK, Inc.	129,460	7,432,298
Spectra Energy Corp.	108,929	4,475,893
Total Energy		30,911,669

Food, Beverage & Tobacco—5.2%
Philip Morris International, Inc.	191,752	17,543,391

Insurance—2.5%
Mercury General Corp.	50,812	3,059,391
Old Republic International Corp.	289,410	5,498,790
Total Insurance		8,558,181

Materials—2.5%
CF Industries Holdings, Inc.[1]	123,114	3,875,629
Domtar Corp.	119,360	4,658,621
Total Materials		8,534,250

Media—0.8%
Time, Inc.	159,065	2,839,310

Pharmaceuticals, Biotechnology & Life Sciences—5.1%
AbbVie, Inc.	273,969	17,155,939

Real Estate—11.5%
Care Capital Properties, Inc.	13,018	325,450
Communications Sales & Leasing, Inc.	35,248	895,652
CoreCivic, Inc.	67,724	1,656,529
Crown Castle International Corp.	42,263	3,667,160
EPR Properties	6,080	436,362
Extra Space Storage, Inc.	12,409	958,471
HCP, Inc.	83,122	2,470,386
Healthcare Realty Trust, Inc.	12,347	374,361
Hospitality Properties Trust	61,368	1,947,820
Host Hotels & Resorts, Inc.	264,453	4,982,295
Iron Mountain, Inc.	95,782	3,110,999
Kimco Realty Corp.	42,542	1,070,357
Lamar Advertising Co., Class A	20,075	1,349,843
LaSalle Hotel Properties	37,096	1,130,315

	Shares	Value
Liberty Property Trust	17,904	$707,208
Life Storage, Inc.	4,410	375,997
Macerich Co. (The)	14,827	1,050,345
Medical Properties Trust, Inc.[1]	39,180	481,914
National Retail Properties, Inc.	11,301	499,504
Omega Healthcare Investors, Inc.[1]	26,716	835,142
Realty Income Corp.	17,947	1,031,594
Senior Housing Properties Trust	54,951	1,040,222
Ventas, Inc.	51,462	3,217,404
Washington Prime Group, Inc.	76,781	799,290
Weingarten Realty Investors	14,798	529,620
Welltower, Inc.	58,514	3,916,342
Total Real Estate		38,860,582

Retailing—7.0%
GameStop Corp., Class A1	331,907	8,383,971
Staples, Inc.	1,699,193	15,377,696
Total Retailing		23,761,667

Technology Hardware & Equipment—2.9%
Seagate Technology PLC[1]	259,815	9,917,139

Telecommunication Services—17.1%
AT&T, Inc.	409,081	17,398,215
CenturyLink, Inc.[1]	674,009	16,027,934
Frontier Communications Corp.[1]	2,047,398	6,920,205
Verizon Communications, Inc.	326,121	17,408,339
Total Telecommunication Services		57,754,693

Utilities—22.2%
CenterPoint Energy, Inc.	274,924	6,774,128
Duke Energy Corp.	223,673	17,361,498
Entergy Corp.	136,104	9,999,561
FirstEnergy Corp.	415,790	12,877,016
Great Plains Energy, Inc.	88,648	2,424,523
Hawaiian Electric Industries, Inc.[1]	66,004	2,182,752
PPL Corp.	198,883	6,771,966
Southern Co. (The)	344,815	16,961,450
Total Utilities		75,352,894
Total Common Stocks (Cost $332,513,062)		338,207,564

INVESTMENT OF CASH COLLATERAL
FOR SECURITIES LOANED—6.8%
Dreyfus Institutional Preferred Money Market Fund—Institutional Shares, 0.67%[2] (Cost $23,048,421)	23,048,421	23,048,421
Total Investments—106.6% (Cost $355,561,483)		361,255,985
Liabilities in Excess of Other Assets—(6.6)%		(22,320,557)
Net Assets—100.0%		$338,935,428

PLC – Public Limited Company

[1]	All or a portion of the security was on loan. The aggregate value of the securities on loan was $29,525,912; total value of the collateral held by the fund was $30,406,075. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $7,357,654 (Note 4).
[2]	Rate shown represents annualized 7-day yield as of December 31, 2016.

The accompanying notes are an integral part of these financial statements.

Schedule Investments
Oppenheimer Global Growth Revenue ETF
December 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS—97.2%
Automobiles & Components—5.3%
Honda Motor Co. Ltd.	922	$26,996
Magna International, Inc.	537	23,345
Nissan Motor Co. Ltd.	2,319	23,372
Toyota Motor Corp.	896	52,837
Total Automobiles & Components		126,550

Banks—8.3%
Banco BPI SA1	3,820	4,557
Banco do Brasil SA	1,984	17,123
Bank Hapoalim B.M.	2,732	16,263
Bank Leumi Le-Israel B.M.[1]	3,525	14,526
BBVA Banco Continental SA	10,066	12,009
CIMB Group Holdings Bhd	12,930	12,999
Credicorp Ltd.	264	41,675
ING Groep NV	982	13,848
Intercorp Financial Services, Inc.	324	10,368
Itau Unibanco Holding SA	1,631	15,034
Malayan Banking Bhd	11,043	20,186
Royal Bank of Canada	274	18,566
Total Banks		197,154

Capital Goods—6.9%
Elbit Systems Ltd.	143	14,491
Ellaktor SA1	10,305	11,847
Ferreycorp SAA	34,512	17,396
GEK Terna Holding Real Estate Construction SA1	3,829	9,208
Grana y Montero SAA	17,013	23,849
Koninklijke Philips NV	736	22,512
Mota-Engil SGPS SA	5,095	8,652
Mytilineos Holdings SA1	1,596	10,353
Sime Darby Bhd	25,244	45,581
Total Capital Goods		163,889

Commercial & Professional Services—0.8%
Randstad Holding NV	332	18,045

Consumer Durables & Apparel—0.6%
Sony Corp.	535	15,022

Consumer Services—0.8%
Genting Bhd	10,866	19,378

Diversified Financials—0.6%
Fubon Financial Holding Co. Ltd.	8,398	13,289

Energy—13.6%
Aegean Marine Petroleum Network, Inc.	2,471	25,081
Enbridge, Inc.	415	17,484
Formosa Petrochemical Corp.	3,288	11,426
Galp Energia SGPS SA	3,663	54,824
Hellenic Petroleum SA1	10,850	50,583
JX Holdings, Inc.	3,623	15,367
Motor Oil Hellas Corinth Refineries SA	3,254	44,961
Oil Refineries Ltd.[1]	46,289	16,297
Petroleo Brasileiro SA1	7,881	41,019
Petronas Dagangan Bhd	4,280	22,707
Ultrapar Participacoes SA	1,133	23,828
Total Energy		323,577

	Shares	Value
Food & Staples Retailing—9.6%
AEON Co. Ltd.	1,099	$15,604
Alimentation Couche-Tard, Inc., Class B	481	21,836
George Weston Ltd.	271	22,954
InRetail Peru Corp.[1,2]	1,309	25,368
Jeronimo Martins SGPS SA	3,827	59,499
Koninklijke Ahold Delhaize NV	1,679	35,472
Loblaw Cos. Ltd.	449	23,718
Sonae SGPS SA1	26,445	24,378
Total Food & Staples Retailing		228,829

Food, Beverage & Tobacco—5.6%
Alicorp SAA	11,311	24,627
Ambev SA	2,693	13,570
Felda Global Ventures Holdings Bhd	42,412	14,654
Heineken NV	135	10,147
JBS SA	14,973	52,445
Kuala Lumpur Kepong Bhd	3,216	17,205
Total Food, Beverage & Tobacco		132,648

Household & Personal Products—2.0%
Unilever NV	1,159	47,816

Insurance—11.9%
Aegon NV	9,391	51,784
Cathay Financial Holding Co. Ltd.	11,869	17,751
Delta Lloyd NV	2,124	11,912
Great-West Lifeco, Inc.	895	23,472
Harel Insurance Investments & Financial Services Ltd.	3,465	15,935
Japan Post Holdings Co. Ltd.	2,046	25,594
Manulife Financial Corp.	1,863	33,216
Migdal Insurance & Financial Holding Ltd.[1]	23,059	18,873
NN Group NV	586	19,899
Phoenix Holdings Ltd. (The)[1]	4,103	14,232
Power Corp. of Canada	1,147	25,702
Power Financial Corp.[3]	988	24,725
Total Insurance		283,095

Materials—7.3%
Akzo Nobel NV	213	13,343
Cia de Minas Buenaventura SAA[4]	1,216	13,717
Israel Chemicals Ltd.	5,624	23,088
Israel Corp. Ltd. (The)[1]	152	25,276
Navigator Co. SA (The)	1,938	6,674
Semapa-Sociedade de Investimento e Gestao	645	9,116
Southern Copper Corp.	1,954	62,411
Titan Cement Co. SA	490	11,525
Volcan Cia Minera SAA	41,136	8,834
Total Materials		173,984

Media—0.3%
NOS SGPS SA	1,058	6,292

Pharmaceuticals, Biotechnology & Life Sciences—3.5%
Teva Pharmaceutical Industries Ltd.	2,279	81,895

Retailing—0.4%
FF Group[1]	494	10,020

Schedule Investments — concluded
Oppenheimer Global Growth Revenue ETF
December 31, 2016 (Unaudited)

	Shares	Value
Semiconductors & Semiconductor Equipment—0.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	3,189	$17,959

Technology Hardware & Equipment—8.1%
Compal Electronics, Inc.	27,113	15,521
Hitachi Ltd.	3,416	18,510
Hon Hai Precision Industry Co. Ltd.	34,670	90,577
Pegatron Corp.	10,477	25,031
Quanta Computer, Inc.	10,047	18,798
Wistron Corp.	16,948	13,120
WPG Holdings Ltd.	8,926	10,525
Total Technology Hardware & Equipment		192,082

Telecommunication Services—3.9%
Axiata Group Bhd	20,713	21,794
Hellenic Telecommunications Organization SA	3,190	30,046
Nippon Telegraph & Telephone Corp.	554	23,331
SoftBank Group Corp.	270	17,975
Total Telecommunication Services		93,146

Utilities—6.9%
EDP—Energias de Portugal SA	20,069	61,260
EDP Renovaveis SA	1,002	6,379
Public Power Corp. SA1	12,256	37,359
Tenaga Nasional Bhd	14,785	45,812
YTL Corp Bhd	41,035	14,178
Total Utilities		164,988
Total Common Stocks (Cost $2,252,564)		2,309,658

PREFERRED STOCKS—3.9%
Banks—0.6%
Itau Unibanco Holding SA	1,433	14,904

Energy—1.8%
Petroleo Brasileiro SA1	9,194	42,005

Food & Staples Retailing—0.8%
Cia Brasileira de Distribuicao	1,124	18,908

Insurance—0.1%
Cathay Financial Holding Co. Ltd.[1]	702	1,307

Materials—0.6%
Braskem SA, Class A	1,384	14,564
Total Preferred Stocks (Cost $86,192)		91,688

	Shares	Value
INVESTMENT OF CASH COLLATERAL
FOR SECURITIES LOANED—1.0%
Dreyfus Institutional Preferred Money Market Fund-Institutional Shares, 0.67%[5] (Cost $24,498)	24,498	$24,498
Total Investments—102.1% (Cost $2,363,254)		2,425,844
Liabilities in Excess of Other Assets—(2.1)%		(49,337)
Net Assets—100.0%		$2,376,507

[1]	Non-income producing security.
[2]	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
[3]	All or a portion of the security was on loan. The aggregate value of the security on loan was $23,399; total value of the collateral held by the fund was $24,498 (Note 4).
[4]	American Depositary Receipt.
[5]	Rate shown represents annualized 7-day yield as of December 31, 2016.
Country	Value	% of Net Assets
Brazil	$253,399	10.7%
Canada	235,019	9.9
Greece	240,983	10.1
Israel	240,878	10.1
Japan	234,608	9.9
Malaysia	234,494	9.9
Netherlands	196,962	8.3
Peru	240,253	10.1
Portugal	235,251	9.9
Spain	6,379	0.3
Taiwan	235,304	9.9
United Kingdom	47,816	2.0
United States	24,498	1.0
Total Investments	2,425,844	102.1
Liabilities in Excess of Other Assets	(49,337)	(2.1)
Net Assets	$2,376,507	100.0%

The accompanying notes are an integral part of these financial statements.

Schedule Investments
Oppenheimer ESG Revenue ETF
December 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS—99.9%
Automobiles & Components—3.9%
BorgWarner, Inc.	1,024	$40,387
Delphi Automotive PLC	1,063	71,593
Ford Motor Co.	54,747	664,081
Goodyear Tire & Rubber Co. (The)	2,151	66,401
Total Automobiles & Components		842,462

Banks—2.1%
Bank of America Corp.	15,842	350,108
Comerica, Inc.	170	11,579
U.S. Bancorp	1,668	85,685
Total Banks		447,372

Capital Goods—10.9%
3M Co.	768	137,142
Arconic, Inc.	4,497	83,374
Cummins, Inc.	592	80,909
Deere & Co.	1,198	123,442
Dover Corp.	400	29,972
Eaton Corp. PLC	1,328	89,096
Emerson Electric Co.	1,498	83,513
Fastenal Co.	367	17,242
Flowserve Corp.	384	18,451
Fluor Corp.	1,488	78,150
General Electric Co.	16,155	510,498
Illinois Tool Works, Inc.	489	59,883
Ingersoll-Rand PLC	782	58,681
Lockheed Martin Corp.	826	206,450
Northrop Grumman Corp.	468	108,847
Parker-Hannifin Corp.	361	50,540
Raytheon Co.	772	109,624
Rockwell Automation, Inc.	201	27,014
Rockwell Collins, Inc.	256	23,747
Stanley Black & Decker, Inc.	430	49,317
Textron, Inc.	1,292	62,740
United Technologies Corp.	2,347	257,278
W.W. Grainger, Inc.[1]	202	46,914
Xylem, Inc.	327	16,193
Total Capital Goods		2,329,017

Commercial & Professional Services—0.5%
Nielsen Holdings PLC	656	27,519
Pitney Bowes, Inc.	855	12,988
Waste Management, Inc.	862	61,124
Total Commercial & Professional Services		101,631

Consumer Durables & Apparel—1.8%
Coach, Inc.	536	18,771
Harman International Industries, Inc.	289	32,125
Hasbro, Inc.	257	19,992
Mohawk Industries, Inc.[2]	196	39,137
Newell Brands, Inc.	1,033	46,124
NIKE, Inc., Class B	2,874	146,085
PVH Corp.	366	33,028
VF Corp.	997	53,190
Total Consumer Durables & Apparel		388,452

	Shares	Value
Consumer Services—0.9%
Darden Restaurants, Inc.	410	$29,815
Marriott International, Inc., Class A	160	13,229
Royal Caribbean Cruises Ltd.	446	36,590
Starbucks Corp.	1,599	88,776
Wyndham Worldwide Corp.	326	24,897
Total Consumer Services		193,307

Diversified Financials—2.4%
Bank of New York Mellon Corp. (The)	1,409	66,758
BlackRock, Inc.	128	48,709
Goldman Sachs Group, Inc. (The)	559	133,853
Morgan Stanley	3,508	148,213
Northern Trust Corp.	249	22,174
S&P Global, Inc.	221	23,766
State Street Corp.	579	45,000
T. Rowe Price Group, Inc.	246	18,514
Total Diversified Financials		506,987

Energy—4.6%
Baker Hughes, Inc.	753	48,922
ConocoPhillips	2,021	101,333
Devon Energy Corp.	980	44,757
EQT Corp.	112	7,325
Halliburton Co.	1,427	77,186
Hess Corp.	334	20,805
Kinder Morgan, Inc.	2,731	56,559
Marathon Oil Corp.	858	14,852
Marathon Petroleum Corp.	5,062	254,872
Newfield Exploration Co.[2]	139	5,629
Noble Energy, Inc.	352	13,397
Occidental Petroleum Corp.	642	45,730
ONEOK, Inc.	644	36,972
Schlumberger Ltd.	1,506	126,429
Spectra Energy Corp.	547	22,476
Tesoro Corp.	1,195	104,503
Total Energy		981,747

Food & Staples Retailing—7.3%
CVS Health Corp.	9,861	778,132
Kroger Co. (The)	14,597	503,742
Sysco Corp.	4,045	223,972
Whole Foods Market, Inc.	2,083	64,073
Total Food & Staples Retailing		1,569,919

Food, Beverage & Tobacco—5.7%
Altria Group, Inc.	1,321	89,326
Brown-Forman Corp., Class B	307	13,790
Campbell Soup Co.	607	36,705
Coca-Cola Co. (The)	4,476	185,575
Conagra Brands, Inc.	1,375	54,381
Dr Pepper Snapple Group, Inc.	322	29,196
General Mills, Inc.	1,166	72,024
Hershey Co. (The)	330	34,132
Hormel Foods Corp.	1,220	42,468
J.M. Smucker Co. (The)	270	34,576
Kellogg Co.	810	59,705
McCormick & Co., Inc.	215	20,066

Schedule Investments — continued
Oppenheimer ESG Revenue ETF
December 31, 2016 (Unaudited)

	Shares	Value
Food, Beverage & Tobacco (continued)
Molson Coors Brewing Co., Class B	157	$15,278
Mondelez International, Inc., Class A	2,791	123,725
PepsiCo, Inc.	2,670	279,362
Philip Morris International, Inc.	1,297	118,663
Total Food, Beverage & Tobacco		1,208,972

Health Care Equipment & Services—7.6%
Abbott Laboratories	2,405	92,376
Baxter International, Inc.	1,013	44,916
Becton Dickinson and Co.	336	55,625
Boston Scientific Corp.[2]	1,570	33,959
Cigna Corp.	1,328	177,142
Edwards Lifesciences Corp.[2]	144	13,493
Humana, Inc.	1,205	245,856
Medtronic PLC	1,767	125,863
UnitedHealth Group, Inc.	5,102	816,524
Varian Medical Systems, Inc.[2]	161	14,455
Total Health Care Equipment & Services		1,620,209

Household & Personal Products—2.5%
Church & Dwight Co., Inc.	349	15,422
Clorox Co. (The)	226	27,125
Colgate-Palmolive Co.	1,051	68,777
Estee Lauder Cos., Inc., (The), Class A	653	49,948
Kimberly-Clark Corp.	716	81,710
Procter & Gamble Co. (The)	3,489	293,355
Total Household & Personal Products		536,337

Insurance—2.6%
Allstate Corp. (The)	2,232	165,436
Marsh & McLennan Cos., Inc.	867	58,601
Principal Financial Group, Inc.	897	51,900
Prudential Financial, Inc.	2,692	280,129
Total Insurance		556,066

Materials—3.7%
Air Products & Chemicals, Inc.	290	41,708
Albemarle Corp.	146	12,568
Avery Dennison Corp.	373	26,192
Ball Corp.	505	37,910
Eastman Chemical Co.	539	40,538
Ecolab, Inc.	492	57,672
FMC Corp.	261	14,762
International Flavors & Fragrances, Inc.	117	13,786
International Paper Co.	1,801	95,561
LyondellBasell Industries NV, Class A	1,459	125,153
Mosaic Co. (The)[1]	995	29,183
Newmont Mining Corp.	958	32,639
PPG Industries, Inc.	698	66,143
Praxair, Inc.	386	45,235
Sealed Air Corp.	640	29,018
Sherwin-Williams Co. (The)	198	53,211
WestRock Co.	1,271	64,529
Total Materials		785,808

	Shares	Value
Media—3.6%
Comcast Corp., Class A	5,062	$349,531
Interpublic Group of Cos., Inc. (The)	1,455	34,061
Time Warner, Inc.	1,358	131,088
Walt Disney Co. (The)	2,427	252,942
Total Media		767,622

Pharmaceuticals, Biotechnology & Life Sciences—2.8%
AbbVie, Inc.	1,845	115,534
Agilent Technologies, Inc.	403	18,361
Biogen, Inc.[2]	180	51,044
Bristol-Myers Squibb Co.	1,423	83,160
Eli Lilly & Co.	1,388	102,087
Pfizer, Inc.	7,301	237,137
Total Pharmaceuticals, Biotechnology & Life Sciences		607,323

Real Estate—1.2%
American Tower Corp.	234	24,729
AvalonBay Communities, Inc.	58	10,275
Boston Properties, Inc.	92	11,572
CBRE Group, Inc., Class A2	1,834	57,752
Crown Castle International Corp.	200	17,354
Digital Realty Trust, Inc.	99	9,728
HCP, Inc.	258	7,668
Host Hotels & Resorts, Inc.	1,152	21,704
Iron Mountain, Inc.	465	15,103
Kimco Realty Corp.	58	1,459
Prologis, Inc.	239	12,617
Ventas, Inc.	251	15,692
Vornado Realty Trust	110	11,481
Welltower, Inc.	289	19,343
Weyerhaeuser Co.	935	28,134
Total Real Estate		264,611

Retailing—5.6%
Bed Bath & Beyond, Inc.	1,152	46,817
Best Buy Co., Inc.	3,686	157,282
Gap, Inc. (The)	2,757	61,867
Home Depot, Inc. (The)	3,052	409,212
Kohl’s Corp.	1,540	76,045
L Brands, Inc.	773	50,894
Macy’s, Inc.	2,961	106,033
Nordstrom, Inc.	1,136	54,449
Staples, Inc.	9,254	83,749
Tiffany & Co.[1]	214	16,570
TJX Cos., Inc. (The)	1,874	140,794
Total Retailing		1,203,712

Semiconductors & Semiconductor Equipment—3.0%
Analog Devices, Inc.	211	15,323
Applied Materials, Inc.	1,238	39,950
First Solar, Inc.[1,2]	472	15,146
Intel Corp.	7,038	255,268
KLA-Tencor Corp.	176	13,848
Lam Research Corp.	256	27,067
Micron Technology, Inc.[2]	2,642	57,913
NVIDIA Corp.	254	27,112
QUALCOMM, Inc.	1,571	102,429
Skyworks Solutions, Inc.	205	15,305

Schedule Investments — concluded
Oppenheimer ESG Revenue ETF
December 31, 2016 (Unaudited)

	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc.	817	$59,617
Xilinx, Inc.	176	10,625
Total Semiconductors & Semiconductor Equipment		639,603

Software & Services—8.3%
Accenture PLC, Class A	1,199	140,439
Adobe Systems, Inc.[2]	237	24,399
Alphabet, Inc., Class A2	236	187,018
Alphabet, Inc., Class C2	242	186,781
Autodesk, Inc.[2]	138	10,213
CA, Inc.	565	17,950
Cognizant Technology Solutions Corp., Class A2	1,060	59,392
eBay, Inc.[2]	1,346	39,963
International Business Machines Corp.	2,146	356,215
Intuit, Inc.	176	20,171
Microsoft Corp.	6,142	381,664
Oracle Corp.	4,102	157,722
salesforce.com, Inc.[2]	472	32,313
Symantec Corp.	665	15,887
Teradata Corp.[2]	381	10,352
Visa, Inc., Class A	859	67,019
Xerox Corp.	8,632	75,357
Total Software & Services		1,782,855

Technology Hardware & Equipment—3.2%
Cisco Systems, Inc.	7,139	215,741
HP, Inc.	17,745	263,336
Juniper Networks, Inc.	782	22,099
NetApp, Inc.	685	24,160
Seagate Technology PLC	1,267	48,361
TE Connectivity Ltd.	781	54,108
Western Digital Corp.	954	64,824
Total Technology Hardware & Equipment		692,629

Telecommunication Services—6.4%
AT&T, Inc.	17,997	765,412
Verizon Communications, Inc.	11,168	596,148
Total Telecommunication Services		1,361,560

Transportation—4.5%
CSX Corp.	1,336	48,003
Delta Air Lines, Inc.	3,591	176,641
FedEx Corp.	1,202	223,812
Norfolk Southern Corp.	416	44,957
Ryder System, Inc.	379	28,213
Southwest Airlines Co.	1,859	92,653
Union Pacific Corp.	876	90,824
United Parcel Service, Inc., Class B	2,308	264,589
Total Transportation		969,692

	Shares	Value
Utilities—4.8%
AES Corp.	5,075	$58,971
Alliant Energy Corp.	401	15,194
Ameren Corp.	517	27,122
American Electric Power Co., Inc.	1,243	78,259
American Water Works Co., Inc.	205	14,834
CMS Energy Corp.	692	28,801
Consolidated Edison, Inc.	764	56,292
Dominion Resources, Inc.	681	52,158
DTE Energy Co.	476	46,891
Edison International	733	52,769
Entergy Corp.	673	49,445
Eversource Energy	641	35,402
Exelon Corp.	3,878	137,630
NextEra Energy, Inc.	642	76,693
NiSource, Inc.	726	16,074
NRG Energy, Inc.	4,638	56,862
Pinnacle West Capital Corp.	207	16,152
Public Service Enterprise Group, Inc.	976	42,827
Southern Co. (The)	1,700	83,623
WEC Energy Group, Inc.	582	34,134
Xcel Energy, Inc.	1,233	50,183
Total Utilities		1,030,316
Total Common Stocks (Cost $20,197,028)		21,388,209

INVESTMENT OF CASH COLLATERAL
FOR SECURITIES LOANED—0.1%
Dreyfus Institutional Preferred Money Market Fund—Institutional Shares, 0.67%[3] (Cost $31,873)	31,873	31,873
Total Investments—100.0% (Cost $20,228,901)		21,420,082
Liabilities in Excess of Other Assets—(0.0)%[4]		(6,617)
Net Assets—100.0%		$21,413,465

PLC – Public Limited Company

[1]	All or a portion of the security was on loan. The aggregate value of the securities on loan was $103,855; total value of the collateral held by the fund was $106,480. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $74,607. (Note 4)
[2]	Non-income producing security.
[3]	Rate shown represents annualized 7-day yield as of December 31, 2016.
[4]	Less than 0.05%

The accompanying notes are an integral part of these financial statements.

Schedule Investments
Oppenheimer Global ESG Revenue ETF
December 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS—98.7%
Automobiles & Components—2.2%
Aisin Seiki Co. Ltd.	1,960	$85,199
Astra International Tbk PT	60,369	37,080
BYD Co. Ltd., Class H	2,151	11,333
Cie Generale des Etablissements Michelin	570	63,548
Fuji Heavy Industries Ltd.	1,929	78,923
Geely Automobile Holdings Ltd.	13,005	12,430
Guangzhou Automobile Group Co. Ltd., Class H	4,165	5,039
Hankook Tire Co. Ltd.[1]	336	16,135
Stanley Electric Co. Ltd.	362	9,916
Toyoda Gosei Co. Ltd.	854	20,018
Valeo SA	802	46,195
Total Automobiles & Components		385,816

Capital Goods—19.3%
3M Co.	431	76,964
ABB Ltd.[1]	4,634	97,937
Aboitiz Equity Ventures, Inc.	3,913	5,573
Acuity Brands, Inc.	33	7,618
AGCO Corp.	352	20,367
Amada Holdings Co. Ltd.	682	7,631
Asahi Glass Co. Ltd.	4,952	33,796
Ashtead Group PLC	409	7,985
Atlas Copco AB, Class A	645	19,702
Atlas Copco AB, Class B	336	9,195
Bidvest Group Ltd. (The)	1,159	15,361
CAE, Inc.	328	4,593
Caterpillar, Inc.	1,160	107,578
CNH Industrial NV	8,381	72,831
Cummins, Inc.	345	47,151
Daikin Industries Ltd.	529	48,689
DCC PLC	441	32,913
Deere & Co.	744	76,662
Doosan Heavy Industries & Construction Co. Ltd.[1]	1,451	32,677
Eaton Corp. PLC	806	54,075
Eiffage SA	593	41,437
Fastenal Co.	202	9,490
Finning International, Inc.	579	11,351
Fluor Corp.	900	47,268
Fortune Brands Home & Security, Inc.	174	9,302
Fuji Electric Co. Ltd.	3,984	20,700
Geberit AG	19	7,631
General Electric Co.	9,629	304,276
GS Engineering & Construction Corp.[1]	1,092	23,959
HAP Seng Consolidated Bhd	1,492	2,947
Hitachi Construction Machinery Co. Ltd.	862	18,706
HOCHTIEF AG	394	55,292
Honeywell International, Inc.	889	102,991
Hoshizaki Corp.	48	3,807
Huntington Ingalls Industries, Inc.	104	19,156
Hyundai Heavy Industries Co. Ltd.[1]	821	98,903
Ingersoll-Rand PLC	457	34,293

	Shares	Value
Jacobs Engineering Group, Inc.[1]	510	$29,070
Johnson Controls International PLC	1,387	57,131
Kajima Corp.	6,426	44,572
Komatsu Ltd.	2,029	46,056
Kone OYJ, Class B	476	21,373
Koninklijke Philips NV	2,383	72,891
Kurita Water Industries Ltd.	216	4,767
Lockheed Martin Corp.	461	115,222
Masco Corp.	538	17,012
Metso OYJ	258	7,375
Mitsubishi Corp.	7,443	158,898
Mitsubishi Electric Corp.	7,353	102,728
Nabtesco Corp.	216	5,035
Obayashi Corp.	4,681	44,829
Parker-Hannifin Corp.	213	29,820
Prysmian SpA	893	22,982
Raytheon Co.	418	59,356
Rockwell Automation, Inc.	116	15,590
Sandvik AB	1,922	23,844
Schindler Holding AG	89	15,578
Schindler Holding AG	56	9,896
Schneider Electric SE	1,142	79,631
Siemens AG	1,966	242,201
Sime Darby Bhd	15,472	27,936
Skanska AB, Class B	1,853	43,874
Smiths Group PLC	528	9,238
SNC-Lavalin Group, Inc.	412	17,754
Stanley Black & Decker, Inc.	223	25,576
Sumitomo Heavy Industries Ltd.	2,859	18,458
Taisei Corp.	5,324	37,339
Thales SA	433	42,076
THK Co. Ltd.	288	6,385
Toshiba Corp.[1]	38,331	93,038
TOTO Ltd.	362	14,355
United Rentals, Inc.[1]	160	16,893
United Technologies Corp.	1,303	142,835
Vestas Wind Systems A/S	410	26,695
WEG SA	1,672	7,963
Weir Group PLC (The)	259	6,049
Xylem, Inc.	160	7,923
Total Capital Goods		3,361,051

Commercial & Professional Services—1.2%
Brambles Ltd.	1,626	14,600
Dun & Bradstreet Corp. (The)	35	4,246
Edenred	147	2,920
Experian PLC	658	12,798
IHS Markit Ltd.[1]	241	8,534
Intertek Group PLC	182	7,828
ISS A/S	840	28,407
Park24 Co. Ltd.	118	3,207
Recruit Holdings Co. Ltd.	1,031	41,458
RELX NV	728	12,278
RELX PLC	616	11,029
Secom Co. Ltd.	300	21,987
SEEK Ltd.	168	1,810
SGS SA	14	28,541
Wolters Kluwer NV	336	12,198
Total Commercial & Professional Services		211,841

Schedule Investments — continued
Oppenheimer Global ESG Revenue ETF
December 31, 2016 (Unaudited)

	Shares	Value
Consumer Durables & Apparel—3.7%
adidas AG	364	$57,647
Arcelik AS	2,129	12,831
Garmin Ltd.[2]	118	5,722
Hasbro, Inc.	112	8,712
Hermes International	42	17,277
Husqvarna AB, Class B	1,106	8,626
Kering	151	33,972
LG Electronics, Inc.[1]	3,176	135,686
Mattel, Inc.	426	11,736
Newell Brands, Inc.	602	26,879
Pandora A/S	70	9,175
PVH Corp.	196	17,687
SEB SA	102	13,851
Sega Sammy Holdings, Inc.	681	10,154
Sekisui Chemical Co. Ltd.	1,844	29,470
Sekisui House Ltd.	2,949	49,190
Sony Corp.	6,596	185,209
Yamaha Corp.	328	10,040
Total Consumer Durables & Apparel		643,864

Consumer Services—1.1%
Aramark	1,087	38,828
Aristocrat Leisure Ltd.	300	3,367
Compass Group PLC	3,338	61,910
Crown Resorts Ltd.	857	7,186
Domino’s Pizza, Inc.	47	7,484
MGM China Holdings Ltd.	2,491	5,166
MGM Resorts International[1]	805	23,208
Minor International PCL	3,624	3,618
Sands China Ltd.	3,437	14,939
Shangri-La Asia Ltd.	4,772	5,035
Tabcorp Holdings Ltd.	1,246	4,340
Tatts Group Ltd.	2,006	6,508
Tsogo Sun Holdings Ltd.	1,260	2,543
Total Consumer Services		184,132

Diversified Financials—0.8%
ASX Ltd.	42	1,513
BM&FBovespa SA—Bolsa de Valores Mercadorias e Futuros	364	1,845
Brookfield Asset Management, Inc., Class A	1,654	54,638
Challenger Ltd.	451	3,671
Grupo de Inversiones Suramericana SA	630	8,017
L E Lundbergforetagen AB, Class B	53	3,258
Macquarie Group Ltd.	146	9,210
Metro Pacific Investments Corp.	15,997	2,143
Onex Corp.	769	52,400
Samsung Card Co. Ltd.[1]	174	5,719
Total Diversified Financials		142,414

Energy—6.0%
ARC Resources Ltd.	62	1,068
Banpu PCL	11,078	5,940
Caltex Australia Ltd.	1,616	35,643
Cosan SA Industria e Comercio	580	6,799
Empresas COPEC SA	5,060	48,489
Encana Corp.	854	10,036
Energy Absolute PCL	1,084	901

	Shares	Value
Exxaro Resources Ltd.	533	$3,488
Galp Energia SGPS SA	2,710	40,560
Grupa Lotos SA1	1,638	15,009
GS Holdings Corp.[1]	608	27,234
Idemitsu Kosan Co. Ltd.	3,521	93,734
IRPC PCL	103,719	13,902
Koninklijke Vopak NV	34	1,609
Lundin Petroleum AB1	98	2,137
MOL Hungarian Oil & Gas PLC	527	37,136
Neste OYJ	790	30,414
Newfield Exploration Co.[1]	48	1,944
Novatek PJSC	205	26,609
Occidental Petroleum Corp.	406	28,919
OMV AG	1,791	63,397
Pembina Pipeline Corp.	258	8,073
Petronas Dagangan Bhd	2,586	13,720
Polski Koncern Naftowy ORLEN SA	3,034	61,999
PrairieSky Royalty Ltd.	50	1,191
PTT Exploration & Production PCL	5,336	14,342
PTT PCL	13,494	140,176
Repsol SA	7,914	112,021
Snam SpA	2,922	12,063
S-Oil Corp.	513	35,975
Spectra Energy Corp.	313	12,861
Technip SA	352	25,176
Thai Oil PCL	9,956	20,087
Tourmaline Oil Corp.[1]	70	1,874
TransCanada Corp	532	24,016
Ultrapar Participacoes SA	3,188	67,047
Vermilion Energy, Inc.	50	2,106
Total Energy		1,047,695

Food & Staples Retailing—7.2%
Jeronimo Martins SGPS SA	2,506	38,961
Koninklijke Ahold Delhaize NV	8,821	186,358
Metro, Inc., Class A	762	22,820
President Chain Store Corp.	2,316	16,600
Wal-Mart Stores, Inc.	12,403	857,295
Wesfarmers Ltd.	4,220	128,767
Total Food & Staples Retailing		1,250,801

Food, Beverage & Tobacco—5.6%
Arca Continental SAB de CV	2,265	11,882
Barry Callebaut AG1	19	23,293
BRF SA	1,639	24,298
Campbell Soup Co.	378	22,858
Carlsberg A/S, Class B	233	20,145
Coca-Cola Amatil Ltd.	1,448	10,611
Coca-Cola Co. (The)	2,706	112,191
Coca-Cola European Partners PLC	784	24,824
Danone SA	1,061	67,369
Dr Pepper Snapple Group, Inc.	196	17,771
General Mills, Inc.	658	40,645
Hormel Foods Corp.	636	22,139
Indofood Sukses Makmur Tbk PT	22,195	13,056
Ingredion, Inc.	118	14,745
Kellogg Co.	457	33,686
Kirin Holdings Co. Ltd.	3,193	52,055
Kraft Heinz Co. (The)	809	70,642
Marine Harvest ASA[1]	538	9,732
McCormick & Co., Inc.	112	10,453

Schedule Investments — continued
Oppenheimer Global ESG Revenue ETF
December 31, 2016 (Unaudited)

	Shares	Value
Food, Beverage & Tobacco (continued)
Molson Coors Brewing Co., Class B	98	$9,536
Mondelez International, Inc., Class A	1,597	70,795
Nissin Foods Holdings Co. Ltd.	202	10,634
Orkla ASA	1,269	11,529
PepsiCo, Inc.	1,570	164,269
Pernod Ricard SA	202	21,935
PT Indofood CBP Sukses Makmur Tbk	9,658	6,147
Suntory Beverage & Food Ltd.	843	35,090
Swedish Match AB	90	2,871
Tate & Lyle PLC	860	7,518
Tiger Brands Ltd.	188	5,469
Toyo Suisan Kaisha Ltd.	280	10,167
Treasury Wine Estates Ltd.	546	4,222
WhiteWave Foods Co. (The)[1]	160	8,896
Total Food, Beverage & Tobacco		971,473

Health Care Equipment & Services—2.0%
Alfresa Holdings Corp.	4,126	68,416
Align Technology, Inc.[1]	50	4,806
Bangkok Dusit Medical Services PCL	7,442	4,801
Becton Dickinson and Co.	201	33,275
Cochlear Ltd.	28	2,485
Cooper Cos., Inc. (The)	33	5,773
Edwards Lifesciences Corp.[1]	70	6,559
HCA Holdings, Inc.[1]	1,437	106,367
Henry Schein, Inc.[1]	196	29,735
IDEXX Laboratories, Inc.[1]	47	5,512
Miraca Holdings, Inc.	76	3,421
Quest Diagnostics, Inc.	216	19,850
Ramsay Health Care Ltd.	280	13,848
ResMed, Inc.[2]	84	5,212
Ryman Healthcare Ltd.	34	192
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	4,877	11,184
Sonic Healthcare Ltd.	574	8,895
Sonova Holding AG	47	5,706
Sysmex Corp.	99	5,746
Total Health Care Equipment & Services		341,783

Household & Personal Products—1.7%
Colgate-Palmolive Co.	595	38,937
Estee Lauder Cos., Inc., (The), Class A	215	16,445
Henkel AG & Co KGaA	308	32,155
Kao Corp.	784	37,246
Natura Cosmeticos SA	842	5,955
Procter & Gamble Co. (The)	1,931	162,359
PT Unilever Indonesia Tbk	2,515	7,243
Total Household & Personal Products		300,340

Insurance—1.0%
CNP Assurances	5,279	97,997
Gjensidige Forsikring ASA	398	6,335
Hyundai Marine & Fire Insurance Co. Ltd.[1]	669	17,448
Insurance Australia Group Ltd.	3,676	15,944

	Shares	Value
Marsh & McLennan Cos., Inc.	487	$32,916
Tryg A/S	363	6,576
Total Insurance		177,216

Materials—9.3%
Agnico Eagle Mines Ltd.	112	4,714
Air Products & Chemicals, Inc.	175	25,168
Amcor Ltd.	2,305	24,952
Anglo American PLC[1]	3,906	55,987
Arkema SA	216	21,174
Asahi Kasei Corp.	5,308	46,397
Avery Dennison Corp.	224	15,729
Ball Corp.	291	21,845
BASF SE	1,980	184,427
Boliden AB	434	11,365
Boral Ltd.	1,870	7,325
Braskem SA	2,215	20,410
Cementos Argos SA	2,173	8,585
Cemex SAB de CV1	41,624	33,418
Chr Hansen Holding A/S	42	2,330
Covestro AG3	533	36,643
CRH PLC	2,240	77,861
Duratex SA1	1,550	3,238
E.I. du Pont de Nemours & Co.	809	59,381
Fletcher Building Ltd.	2,222	16,424
Franco-Nevada Corp.	28	1,676
Fresnillo PLC	254	3,832
Givaudan SA	7	12,852
Grupo Argos SA	1,638	10,520
Hanwha Chemical Corp.[1]	943	19,285
HeidelbergCement AG	412	38,515
Hitachi Chemical Co. Ltd.	575	14,410
Hitachi Metals Ltd.	1,796	24,391
Hyosung Corp.[1]	248	29,876
International Flavors & Fragrances, Inc.	64	7,541
Kansai Paint Co. Ltd.[2]	420	7,753
Kinross Gold Corp.[1]	2,468	7,711
Koninklijke DSM NV	322	19,345
Kuraray Co. Ltd.	866	13,038
Mitsubishi Chemical Holdings Corp.	14,454	93,935
Mitsui Chemicals, Inc.	7,000	31,509
Newcrest Mining Ltd.	574	8,417
Nippon Paint Holdings Co. Ltd.	370	10,104
Norsk Hydro ASA	5,751	27,593
POSCO	607	129,411
Praxair, Inc.	244	28,594
PTT Global Chemical PCL	14,728	25,910
Shin-Etsu Chemical Co. Ltd.	420	32,650
Siam Cement PCL (The)	2,444	33,851
Siam Cement PCL (The)	2,454	34,127
Sika AG	5	24,067
Silver Wheaton Corp.	84	1,625
Solvay SA	315	36,996
South32 Ltd.	7,850	15,632
Symrise AG	112	6,832
Syngenta AG	89	35,246
Taiwan Fertilizer Co. Ltd.	1,011	1,259

Schedule Investments — continued
Oppenheimer Global ESG Revenue ETF
December 31, 2016 (Unaudited)

	Shares	Value
Materials (continued)
Teck Resources Ltd., Class B	632	$12,663
Teijin Ltd.	1,022	20,758
Titan Cement Co. SA	132	3,105
Toray Industries, Inc.	6,326	51,320
Umicore SA	468	26,730
UPM-Kymmene OYJ	1,242	30,575
Total Materials		1,611,027

Media—0.6%
PT Media Nusantara Citra Tbk	10,144	1,321
Publicis Groupe SA	432	29,868
Scripps Networks Interactive, Inc., Class A	62	4,425
Time Warner, Inc.	781	75,390
Total Media		111,004

Pharmaceuticals, Biotechnology & Life Sciences—2.5%
Actelion Ltd.[1]	42	9,112
Agilent Technologies, Inc.	202	9,203
CSL Ltd.	213	15,487
Genmab A/S1	5	832
Johnson & Johnson	1,572	181,110
Lonza Group AG1	61	10,581
Merck & Co., Inc.	1,630	95,958
Merck KGaA	131	13,700
Mettler-Toledo International, Inc.[1]	19	7,953
Mitsubishi Tanabe Pharma Corp.	564	11,088
Orion OYJ, Class B	50	2,230
PT Kalbe Farma Tbk	33,667	3,786
Quintiles IMS Holdings, Inc.[1]	394	29,964
Santen Pharmaceutical Co. Ltd.	356	4,365
Shionogi & Co. Ltd.	160	7,681
Sumitomo Dainippon Pharma Co. Ltd.	592	10,202
Waters Corp.[1]	42	5,644
Zoetis, Inc.	216	11,562
Total Pharmaceuticals, Biotechnology & Life Sciences		430,458

Real Estate—1.1%
Alexandria Real Estate Equities, Inc.	28	3,112
American Tower Corp.	132	13,950
Ascendas Real Estate Investment Trust	882	1,386
Azrieli Group Ltd.	48	2,084
Brixmor Property Group, Inc.	126	3,077
Camden Property Trust	33	2,774
CapitaLand Commercial Trust	440	451
CapitaLand Ltd.	4,256	8,897
CapitaLand Mall Trust	910	1,187
Central Pattana PCL	1,291	2,046
City Developments Ltd.	1,086	6,224
Deutsche Wohnen AG	76	2,392
Dexus Property Group	252	1,755
Duke Realty Corp.	48	1,275
Equinix, Inc.	28	10,007
Federal Realty Investment Trust	14	1,989
First Capital Realty, Inc.	84	1,295
Gecina SA	14	1,941
Goodman Group	701	3,619

	Shares	Value
GPT Group (The)	364	$1,326
Hysan Development Co. Ltd.	252	1,042
Iron Mountain, Inc.	266	8,640
LendLease Group	2,954	31,272
Liberty Property Trust	6	237
Link REIT	412	2,678
Mid-America Apartment Communities, Inc.	33	3,231
Mirvac Group	3,110	4,797
Multiplan Empreendimentos Imobiliarios SA	6	109
New Europe Property Investments PLC	28	326
Nippon Prologis REIT, Inc.	5	10,241
Prologis, Inc.	126	6,652
Regency Centers Corp.	21	1,448
Scentre Group	1,809	6,078
SM Prime Holdings, Inc.	8,272	4,717
Stockland	1,489	4,938
Swiss Prime Site AG1	33	2,706
UDR, Inc.	70	2,554
Vonovia SE	182	5,933
Welltower, Inc.	154	10,307
Weyerhaeuser Co.	590	17,753
Total Real Estate		196,446

Retailing—1.9%
Best Buy Co., Inc.	2,265	96,648
Canadian Tire Corp. Ltd., Class A	207	21,497
Harvey Norman Holdings Ltd.	1,046	3,893
Home Product Center PCL	15,190	4,327
Jardine Cycle & Carriage Ltd.	1,350	38,527
LKQ Corp.[1]	630	19,309
Lojas Renner SA	761	5,418
Nitori Holdings Co. Ltd.	134	15,349
Priceline Group, Inc. (The)[1]	20	29,321
S.A.C.I. Falabella	4,293	33,967
Yamada Denki Co. Ltd.	9,027	48,759
Zalando SE1,3	216	8,268
Total Retailing		325,283

Semiconductors & Semiconductor Equipment—2.8%
Advanced Semiconductor Engineering, Inc.	20,692	21,219
Analog Devices, Inc.	104	7,553
Applied Materials, Inc.	804	25,945
ASM Pacific Technology Ltd.	434	4,599
ASML Holding NV	182	20,473
Infineon Technologies AG	1,065	18,546
Intel Corp.	4,143	150,267
Lam Research Corp.	132	13,956
Marvell Technology Group Ltd.	431	5,978
Microchip Technology, Inc.[2]	62	3,977
NVIDIA Corp.	149	15,904
NXP Semiconductors NV1	180	17,642
Siliconware Precision Industries Co. Ltd.	4,585	6,807
SK Hynix, Inc.[1]	1,100	40,711
STMicroelectronics NV2	1,900	21,593
Taiwan Semiconductor Manufacturing Co. Ltd.	12,067	67,956

Schedule Investments — continued
Oppenheimer Global ESG Revenue ETF
December 31, 2016 (Unaudited)

	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc.	454	$33,128
Tokyo Electron Ltd.	151	14,299
Vanguard International Semiconductor Corp.	1,053	1,836
Total Semiconductors & Semiconductor Equipment		492,389

Software & Services—7.4%
Accenture PLC, Class A	720	84,334
Adobe Systems, Inc.[1]	148	15,237
Alphabet, Inc., Class A1	115	91,132
Alphabet, Inc., Class C1	135	104,196
Amadeus IT Group SA, Class A	244	11,110
Atos SE	314	33,202
Autodesk, Inc.[1]	48	3,552
Automatic Data Processing, Inc.	315	32,376
CA, Inc.	336	10,675
Cadence Design Systems, Inc.[1]	160	4,035
CGI Group, Inc., Class A1	383	18,404
Cielo SA	1,141	9,777
Citrix Systems, Inc.[1]	112	10,003
Dassault Systemes SE	112	8,551
Fujitsu Ltd.	19,294	107,442
International Business Machines Corp.	1,282	212,799
Intuit, Inc.	112	12,836
Konami Holdings Corp.	160	6,475
Microsoft Corp.	3,589	223,020
Nintendo Co. Ltd.	57	11,993
NTT Data Corp.	813	39,383
Oracle Corp.	2,406	92,511
Oracle Corp. Japan	84	4,242
PayPal Holdings, Inc.[1]	638	25,182
Sage Group PLC (The)	538	4,354
salesforce.com, Inc.[1]	252	17,252
SAP SE	713	62,276
Symantec Corp.	321	7,669
VMware Inc, Class A1	64	5,039
Western Union Co. (The)	676	14,683
Workday, Inc., Class A1	28	1,850
Yahoo!, Inc.[1]	272	10,518
Total Software & Services		1,296,108

Technology Hardware & Equipment—8.1%
AAC Technologies Holdings, Inc.	500	4,543
Acer, Inc.[1]	48,864	19,862
Amphenol Corp., Class A	216	14,515
AU Optronics Corp.	72,192	26,432
Cisco Systems, Inc.	4,157	125,624
Corning, Inc.	952	23,105
F5 Networks, Inc.[1]	50	7,236
Flex Ltd.[1]	4,496	64,607
Hexagon AB, Class B	224	8,026
Hirose Electric Co. Ltd.	33	4,100
Hitachi High-Technologies Corp.	384	15,523
HP, Inc.	9,921	147,228
Inventec Corp.	50,146	34,386
Keyence Corp.	19	13,065
Kyocera Corp.	750	37,373
LG Display Co. Ltd.[1]	2,461	64,082

	Shares	Value
Lite-On Technology Corp.	11,528	$17,384
Motorola Solutions, Inc.	165	13,677
Nippon Electric Glass Co. Ltd.	1,145	6,204
Omron Corp.	532	20,457
Samsung Electronics Co. Ltd.	391	583,360
Seiko Epson Corp.	1,488	31,575
TDK Corp.	398	27,435
TE Connectivity Ltd.	442	30,622
Trimble, Inc.[1]	188	5,668
Wistron Corp.	67,722	52,427
Yaskawa Electric Corp.	608	9,477
Yokogawa Electric Corp.	696	10,103
Total Technology Hardware & Equipment		1,418,096

Telecommunication Services—4.3%
Asia Pacific Telecom Co. Ltd.[1]	3,780	1,214
Chunghwa Telecom Co. Ltd.	5,690	17,920
Far EasTone Telecommunications Co. Ltd.	2,817	6,337
HKT Trust & HKT Ltd.	9,025	11,070
KDDI Corp.	4,660	118,243
KT Corp.[1]	2,082	50,680
Nippon Telegraph & Telephone Corp.	7,406	311,898
NTT DOCOMO, Inc.	5,329	121,671
PCCW Ltd.	22,831	12,368
Rogers Communications, Inc., Class B	482	18,614
Singapore Telecommunications Ltd.	11,746	29,676
Spark New Zealand Ltd.	2,725	6,479
Taiwan Mobile Co. Ltd.	2,834	9,145
Telekom Malaysia Bhd	5,104	6,770
Telekomunikasi Indonesia Persero Tbk PT	72,111	21,303
Total Telecommunication Services		743,388

Transportation—3.4%
Aena SA3	84	11,487
Auckland International Airport Ltd.	210	915
Canadian National Railway Co.	360	24,257
CSX Corp.	817	29,355
Deutsche Post AG	5,302	174,675
DSV A/S	468	20,859
Expeditors International of Washington, Inc.	305	16,153
Hankyu Hanshin Holdings, Inc.	566	18,198
Keio Corp.	1,305	10,752
Keisei Electric Railway Co. Ltd.	244	5,935
Kintetsu Group Holdings Co. Ltd.	7,708	29,474
Localiza Rent a Car SA	330	3,470
MTR Corp. Ltd.	2,750	13,372
Nagoya Railroad Co. Ltd.	3,004	14,552
Norfolk Southern Corp.	250	27,017
Odakyu Electric Railway Co. Ltd.	664	13,168
Sydney Airport	574	2,490
Tobu Railway Co. Ltd.	2,886	14,351
Transurban Group	546	4,080
United Parcel Service, Inc., Class B	1,036	118,767
Yamato Holdings Co. Ltd.	1,714	34,924
Total Transportation		588,251

Schedule Investments — concluded
Oppenheimer Global ESG Revenue ETF
December 31, 2016 (Unaudited)

	Shares	Value
Utilities—5.5%
AES Corp.	3,044	$35,371
AES Tiete Energia SA	298	1,282
Aguas Andinas SA, Class A	2,892	1,506
Ameren Corp.	300	15,738
American Electric Power Co., Inc.	686	43,191
American Water Works Co., Inc.	126	9,117
Atco Ltd./Canada, Class I	210	6,993
AusNet Services	3,450	3,947
Canadian Utilities Ltd., Class A	161	4,345
Cia Energetica de Minas Gerais	85	206
Cia Paranaense de Energia	61	358
CLP Holdings Ltd.	2,758	25,345
CMS Energy Corp.	401	16,690
Consolidated Edison, Inc.	455	33,524
CPFL Energia SA	2,095	16,227
Dominion Resources, Inc.	370	28,338
DTE Energy Co.	258	25,416
Edison International	395	28,436
EDP—Energias do Brasil SA	2,372	9,766
Enel Americas SA	131,820	21,427
Engie Brasil Energia SA	418	4,495
Eversource Energy	342	18,889
Exelon Corp.	2,302	81,698
Fortis, Inc./Canada	584	18,055
Fortum OYJ	663	10,189
Interconexion Electrica SA ESP	1,675	5,568
Korea Gas Corp.[1]	1,437	57,644
Mercury NZ Ltd.	1,323	2,731
Meridian Energy Ltd.	2,390	4,333
NextEra Energy, Inc.	397	47,426
Osaka Gas Co. Ltd.	8,053	31,042
PG&E Corp.	720	43,754
Public Service Enterprise Group, Inc.	603	26,460
RusHydro PJSC	1,197,624	18,165
RWE AG1	9,548	118,986
SCANA Corp.	118	8,647
Sempra Energy	230	23,147
Southern Co. (The)	952	46,829
Tenaga Nasional Bhd	8,535	26,446
Toho Gas Co. Ltd.	1,384	11,285
Xcel Energy, Inc.	692	28,164
Total Utilities		961,176
Total Common Stocks (Cost $17,217,533)		17,192,052

PREFERRED STOCKS—1.2%
Diversified Financials—0.0%[4]
Grupo de Inversiones Suramericana SA	140	1,725

	Shares	Value
Food & Staples Retailing—0.2%
Cia Brasileira de Distribuicao	2,256	$37,950

Food, Beverage & Tobacco—0.0%[4]
Embotelladora Andina SA	936	3,199

Household & Personal Products—0.2%
Henkel AG & Co KGaA,	182	21,740
LG Household & Health Care Ltd[1]	5	2,331
Amorepacific Corp[1]	14	2,382
Total Household & Personal Products		26,453

Materials—0.0%[4]
Sociedad Quimica y Minera de Chile SA, Class B	34	969

Technology Hardware & Equipment—0.5%
Samsung Electronics Co. Ltd.	76	90,171

Telecommunication Services—0.2%
Telefonica Brasil SA	1,769	23,958

Utilities—0.1%
Cia Paranaense de Energia	546	4,590
Cia Energetica de Minas Gerais	4,284	10,148
Total Utilities		14,738
Total Preferred Stocks (Cost $200,967)		199,163
INVESTMENT OF CASH COLLATERAL
FOR SECURITIES LOANED—0.2%
Dreyfus Institutional Preferred Money Market Fund—Institutional Shares, 0.67%[5] (Cost $40,295)	40,295	40,295
Total Investments—100.1% (Cost $17,458,795)		17,431,510
Liabilities in Excess of Other Assets—(0.1)%		(13,674)
Net Assets—100.0%		$17,417,836

PCL – Public Company Limited

PLC – Public Limited Company

REIT – Real Estate Investment Trust

[1]	Non-income producing security.
[2]	All or a portion of the security was on loan. The aggregate value of the securities on loan was $43,860; total value of the collateral held by the fund was $45,521. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $5,226 (Note 4).
[3]	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
[4]	Less than 0.05%
[5]	Rate shown represents annualized 7-day yield as of December 31, 2016.

Schedule Investments — concluded
Oppenheimer Global ESG Revenue ETF
December 31, 2016 (Unaudited)

Country	Value	% of Net Assets
Australia	$412,625	2.4%
Austria	63,397	0.4
Belgium	63,725	0.4
Bermuda	5,978	0.0	[1]
Brazil	265,309	1.5
Canada	353,771	2.0
Chile	109,556	0.6
China	44,529	0.3
Colombia	34,415	0.2
Denmark	115,019	0.7
Finland	102,156	0.6
France	648,121	3.7
Germany	1,080,226	6.2
Greece	3,105	0.0	[1]
Hong Kong	90,448	0.5
Hungary	37,136	0.2
Indonesia	89,936	0.5
Ireland	90,658	0.5
Israel	2,084	0.0	[1]
Italy	35,045	0.2
Japan	3,119,658	17.9
Macau	5,166	0.0	[1]
Malaysia	77,819	0.4
Mexico	49,132	0.3
Netherlands	330,516	1.9
New Zealand	31,074	0.2
Norway	55,188	0.3
Philippines	12,433	0.1
Poland	77,008	0.4
Portugal	79,521	0.5
Romania	326	0.0	[1]
Russia	44,774	0.3
Singapore	86,348	0.5
South Africa	26,862	0.2
South Korea	1,463,668	8.4
Spain	134,618	0.8
Sweden	132,898	0.8
Switzerland	304,741	1.7
Taiwan	300,784	1.7
Thailand	304,026	1.7
Turkey	12,831	0.1
United Kingdom	314,746	1.8
United States	6,820,134	39.2
Total Investments	17,431,510	100.1%
Liabilities in Excess of Other Assets	(13,674)	(0.1)
Net Assets	$17,417,836	100.0%

[1]	Less than 0.05%

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities
December 31, 2016 (Unaudited)

	Oppenheimer Large Cap Revenue ETF	Oppenheimer Mid Cap Revenue ETF	Oppenheimer Small Cap Revenue ETF
ASSETS:
Investments at value (including securities on loan) (Note 3)[1]	$489,061,908	$260,977,691	$482,516,586
Cash	1,574,495	229,812	691,928
Receivables and other assets:
Dividends	652,730	186,354	302,218
Capital shares sold	—	—	68,602
Investment securities sold	707,842	1,182,457	353,925
Securities lending income, net (Note 4)	1,279	3,996	13,957
Prepaid expenses	44,915	22,442	37,248
Total Assets	492,043,169	262,602,752	483,984,464
LIABILITIES:
Payables and other liabilities:
Investment of cash collateral for securities on loan (Note 4)	4,472,236	17,518,410	39,775,262
Income Distributions	2,279,123	1,366,985	734,528
Management fees (Note 9)	141,436	77,675	126,862
BNY Fund Services fees	90,168	12,981	95,357
Professional fees	9,426	9,426	9,426
Trustee fees	7,780	6,111	7,075
Other accrued expenses	27,147	23,375	23,685
Total Liabilities	7,027,316	19,014,963	40,772,195
NET ASSETS	$485,015,853	$243,587,789	$443,212,269
Composition of Net Assets:
Paid-in capital	$418,908,030	$221,674,777	$386,441,597
Undistributed net investment income (loss)	(49,278)	1,232	11,588
Accumulated undistributed net realized gain (loss) on investments and foreign currency translations	8,645,667	(8,809,317)	(14,183,383)
Net unrealized appreciation on investments and foreign currency translations	57,511,434	30,721,097	70,942,467
NET ASSETS	$485,015,853	$243,587,789	$443,212,269
Shares outstanding (unlimited number of shares of beneficial interest authorized, without par value)	11,151,400	4,501,400	6,601,400
Net asset value, offering and redemption price per share[1]	$43.49	$54.11	$67.14
Investments at cost	$431,550,474	$230,256,594	$411,574,119
[1]Includes value of securities on loan:	$12,754,280	$33,190,687	$61,454,702

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities — continued
December 31, 2016 (Unaudited)

	Oppenheimer Financials Sector Revenue ETF	Oppenheimer ADR Revenue ETF	Oppenheimer Ultra Dividend Revenue ETF
ASSETS:
Investments at value (including securities on loan) (Note 3)[1]	$25,942,964	$15,887,746	$361,255,985
Cash	51,245	20,933	484,892
Receivables and other assets:
Dividends	16,813	17,229	943,266
Capital shares sold	—	—	8,586,219
Investment securities sold	23,403	—	2,646,528
Securities lending income, net (Note 4)	3	1,467	1,531
Reclaims	—	19,917	—
Prepaid expenses	3,233	—	20,616
Total Assets	26,037,661	15,947,292	373,939,037
LIABILITIES:
Payables and other liabilities:
Investment of cash collateral for securities on loan (Note 4)	—	2,728,590	23,048,421
Investment securities purchased	—	—	8,583,792
Income Distributions	69,795	—	3,024,310
Capital Gains Distributions	—	—	191,360
Management fees (Note 9)	21,431	14,373	98,824
BNY Fund Services fees	—	94	41,160
Professional fees	7,084	9,831	9,426
Trustee fees	3,610	3,486	3,339
Other accrued expenses	3,205	3,342	2,977
Total Liabilities	105,125	2,759,716	35,003,609
NET ASSETS	$25,932,536	$13,187,576	$338,935,428
Composition of Net Assets:
Paid-in capital	$20,312,165	$21,646,388	$318,839,660
Undistributed net investment income	21	72,431	52,395
Accumulated undistributed net realized gain (loss) on investments and foreign currency translations	200,409	(7,420,364)	14,348,871
Net unrealized appreciation (depreciation) on investments and foreign currency translations	5,419,941	(1,110,879)	5,694,502
NET ASSETS	$25,932,536	$13,187,576	$338,935,428
Shares outstanding (unlimited number of shares of beneficial interest authorized, without par value)	450,000	400,000	9,900,000
Net asset value, offering and redemption price per share[1]	$57.63	$32.97	$34.24
Investments at cost	$20,523,023	$16,998,625	$355,561,483
[1]Includes value of securities on loan:	$158,863	$2,829,636	$29,525,912

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities — concluded
December 31, 2016 (Unaudited)

	Oppenheimer Global Growth Revenue ETF	Oppenheimer ESG Revenue ETF	Oppenheimer Global ESG Revenue ETF
ASSETS:
Investments at value (including securities on loan) (Note 3)[1]	$2,425,844	$21,420,082	$17,431,510
Cash	28,608	36,694	17,247
Foreign currency at value	11,732	—	2,754
Receivables and other assets:
Expense reimbursement due from Advisor	—	—	6,024
Dividends	889	29,830	33,234
Investment securities sold	—	65,175	52,659
Securities lending income, net (Note 4)	18	17	6
Reclaims	2,901	—	459
Prepaid expenses	2,267	774	630
Total Assets	2,472,259	21,552,572	17,544,523
LIABILITIES:
Payables and other liabilities:
Investment of cash collateral for securities on loan (Note 4)	24,498	31,873	40,295
Investment securities purchased	24,769	—	—
Income Distributions	—	96,120	64,323
Management fees (Note 9)	10,873	201	—
BNY Fund Services fees	23,809	2,925	13,826
Professional fees	8,517	5,919	6,174
Trustee fees	3,286	2,069	2,069
Total Liabilities	95,752	139,107	126,687
NET ASSETS	$2,376,507	$21,413,465	$17,417,836
Composition of Net Assets:
Paid-in capital	$2,489,576	$20,000,025	$17,500,025
Undistributed net investment income (loss)	(3,953)	235	2,523
Accumulated undistributed net realized gain (loss) on investments and foreign currency translations	(171,641)	222,024	(57,518)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	62,525	1,191,181	(27,194)
NET ASSETS	$2,376,507	$21,413,465	$17,417,836
Shares outstanding (unlimited number of shares of beneficial interest authorized, without par value)	50,000	800,001	700,001
Net asset value, offering and redemption price per share[1]	$47.53	$26.77	$24.88
Investments at cost	$2,363,254	$20,228,901	$17,458,795
Foreign currency at cost	11,563	—	2,702
[1]Includes value of securities on loan:	$23,399	$103,855	$43,860

The accompanying notes are an integral part of these financial statements.

Statements of Operations
For the Period Ended December 31, 2016 (Unaudited)

	Oppenheimer Large Cap Revenue ETF	Oppenheimer Mid Cap Revenue ETF	Oppenheimer Small Cap Revenue ETF
INVESTMENT INCOME:
Dividend income	$4,807,257	$2,485,967	$2,005,137
Foreign withholding tax	—	—	(150)
Securities lending income, net (Note 4)	10,462	32,933	98,189
Total Income	4,817,719	2,518,900	2,103,176
EXPENSES:
Management fees (Note 9)	874,959	474,569	786,876
BNY Fund Services fees	180,729	118,386	165,208
Professional fees	14,363	12,767	13,823
Trustees fees	6,988	5,281	6,421
AMEX Listing Fees	2,500	2,500	2,500
Calculating Agent Expense	1,500	1,500	1,500
Other Expenses	19,437	13,753	17,671
Total Expenses	1,100,476	628,756	993,999
Less expense waivers (Note 9)	(175,296)	(128,666)	(165,575)
Net Expenses	925,180	500,090	828,424
Net Investment Income	3,892,539	2,018,810	1,274,752
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	(934,643)	(4,562,636)	4,060,445
Net realized gain on in-kind redemptions	16,848,978	3,247,196	2,106,704
Total net realized gain (loss)	15,914,335	(1,315,440)	6,167,149
Net change in unrealized appreciation on investments	12,518,220	27,560,763	63,038,865
Net realized and unrealized gain on investments	28,432,555	26,245,323	69,206,014
Net Increase in Net Assets Resulting From Operations	$32,325,094	$28,264,133	$70,480,766

The accompanying notes are an integral part of these financial statements.

Statements of Operations — continued
For the Period Ended December 31, 2016 (Unaudited)

	Oppenheimer Financials Sector Revenue ETF	Oppenheimer ADR Revenue ETF	Oppenheimer Ultra Dividend Revenue ETF
INVESTMENT INCOME:
Dividend income	$201,894	$196,017	$5,110,041
Foreign withholding tax	—	(23,034)	—
Securities lending income, net (Note 4)	100	10,200	13,588
Total Income	201,994	183,183	5,123,629
EXPENSES:
Management fees (Note 9)	48,695	38,775	411,487
BNY Fund Services fees	22,754	22,803	106,134
Professional fees	11,179	9,931	11,028
Trustees fees	3,260	3,171	3,785
AMEX Listing Fees	2,500	2,500	2,500
Calculating Agent Expense	1,500	1,500	1,500
Other Expenses	4,055	4,003	6,935
Total Expenses	93,943	82,683	543,369
Less expense waivers (Note 9)	(40,919)	(51,017)	(111,719)
Net Expenses	53,024	31,666	431,650
Net Investment Income	148,970	151,517	4,691,979
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	360,384	(281,209)	(930,183)
Net realized gain on in-kind redemptions	389,306	—	17,852,092
Total net realized gain (loss)	749,690	(281,209)	16,921,909
Net change in unrealized appreciation (depreciation) on investments	4,172,203	1,179,655	(229,007)
Net change in unrealized appreciation (depreciation)	—	1,179,655	(229,007)
Net realized and unrealized gain on investments	4,921,893	898,446	16,692,902
Net Increase in Net Assets Resulting From Operations	$5,070,863	$1,049,963	$21,384,881

The accompanying notes are an integral part of these financial statements.

Statements of Operations — concluded
For the Period Ended December 31, 2016 (Unaudited)

	Oppenheimer Global Growth Revenue ETF	Oppenheimer ESG Revenue ETF[1]	Oppenheimer Global ESG Revenue ETF[1]
INVESTMENT INCOME:
Dividend income	$32,510	$110,651	$84,812
Foreign withholding tax	(6,284)	—	(4,689)
Securities lending income, net (Note 4)	99	20	7
Total Income	26,325	110,671	80,130
EXPENSES:
Management fees (Note 9)	7,329	14,316	13,284
BNY Fund Services fees	38,815	2,925	13,825
Professional fees	10,357	5,919	6,174
Trustees fees	3,015	2,069	2,069
AMEX Listing Fees	2,500	1,276	1,276
Calculating Agent Expense	1,500	766	766
Other Expenses	2,692	1,342	1,342
Total Expenses	66,208	28,613	38,736
Less expense waivers (Note 9)	(58,879)	(14,297)	(25,452)
Net Expenses	7,329	14,316	13,284
Net Investment Income	18,996	96,355	66,846
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	107,019	222,024	(63,639)
Net realized gain on foreign currency translation	111,305	—	6,121
Total net realized gain (loss)	218,324	222,024	(57,518)
Net change in unrealized appreciation (depreciation) on investments	24,862	1,191,181	(27,285)
Net change in unrealized appreciation (depreciation) on foreign currency translations	(162)	—	91
Net change in unrealized appreciation (depreciation)	24,700	1,191,181	(27,194)
Net realized and unrealized gain (loss) on investments	243,024	1,413,205	(84,712)
Net Increase (Decrease) in Net Assets Resulting From Operations	$262,020	$1,509,560	$(17,866)

[1]	Commencement of Operations was October 31, 2016.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Oppenheimer Large Cap Revenue ETF		Oppenheimer Mid Cap Revenue ETF		Oppenheimer Small Cap Revenue ETF
	Six Months Ended December 31, 2016 (Unaudited)	Year Ended June 30, 2016	Six Months Ended December 31, 2016 (Unaudited)	Year Ended June 30, 2016	Six Months Ended December 31, 2016 (Unaudited)	Year Ended June 30, 2016
OPERATIONS:
Net investment income	$3,892,539	$6,372,289	$2,018,810	$1,974,899	$1,274,752	$2,151,661
Net realized gain (loss) on investments and in-kind redemptions	15,914,335	18,970,873	(1,315,440)	16,355,307	6,167,149	7,656,054
Net change in unrealized appreciation (depreciation) on investments	12,518,220	(21,568,369)	27,560,763	(29,452,236)	63,038,865	(35,767,955)
Net increase (decrease) in net assets resulting from operations	32,325,094	3,774,793	28,264,133	(11,122,030)	70,480,766	(25,960,240)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(5,560,398)	(6,322,234)	(2,338,560)	(2,125,196)	(1,546,626)	(2,283,532)
Realized gains	—	(234,442)	—	—	—	—
Total distributions to shareholders	(5,560,398)	(6,556,676)	(2,338,560)	(2,125,196)	(1,546,626)	(2,283,532)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	132,804,122	95,604,911	42,260,911	73,461,233	91,802,675	68,728,756
Cost of shares redeemed	(41,231,932)	(69,825,570)	(10,850,731)	(116,054,019)	(14,945,774)	(117,579,966)
Net increase (decrease) in net assets resulting from shareholder transactions	91,572,190	25,779,341	31,410,180	(42,592,786)	76,856,901	(48,851,210)
Increase (Decrease) in net assets	118,336,886	22,997,458	57,335,753	(55,840,012)	145,791,041	(77,094,982)
NET ASSETS:
Beginning of period	366,678,967	343,681,509	186,252,036	242,092,048	297,421,228	374,516,210
End of period	$485,015,853	$366,678,967	$243,587,789	$186,252,036	$443,212,269	$297,421,228
Undistributed net investment income (loss) included in net assets at end of period	$(49,278)	$1,618,581	$1,232	$320,982	$11,588	$283,462
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	9,001,400	8,401,400	3,901,400	4,901,400	5,401,400	6,451,400
Shares sold	3,100,000	2,400,000	800,000	1,550,000	1,450,000	1,300,000
Shares redeemed	(950,000)	(1,800,000)	(200,000)	(2,550,000)	(250,000)	(2,350,000)
Shares outstanding, end of period	11,151,400	9,001,400	4,501,400	3,901,400	6,601,400	5,401,400

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets — continued

	Oppenheimer Financials Sector Revenue ETF		Oppenheimer ADR Revenue ETF
	Six Months Ended December 31, 2016 (Unaudited)	Year Ended June 30, 2016	Six Months Ended December 31, 2016 (Unaudited)	Year Ended June 30, 2016
OPERATIONS:
Net investment income	$148,970	$351,216	$151,517	$580,766
Net realized gain (loss) on investments, in-kind redemptions and foreign currency translations	749,690	1,465,095	(281,209)	(2,777,443)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	4,172,203	(4,166,644)	1,179,655	(2,438,760)
Net increase (decrease) in net assets resulting from operations	5,070,863	(2,350,333)	1,049,963	(4,635,437)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(218,190)	(372,325)	(240,392)	(727,010)
Total distributions to shareholders	(218,190)	(372,325)	(240,392)	(727,010)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	2,937,351	—	—	1,797,937
Cost of shares redeemed	(2,381,373)	(9,266,481)	—	(9,882,334)
Net increase (decrease) in net assets resulting from shareholder transactions	555,978	(9,266,481)	—	(8,084,397)
Increase (Decrease) in net assets	5,408,651	(11,989,139)	809,571	(13,446,844)
NET ASSETS:
Beginning of period	20,523,885	32,513,024	12,378,005	25,824,849
End of period	$25,932,536	$20,523,885	$13,187,576	$12,378,005
Undistributed net investment income included in net assets at end of period	$21	$69,241	$72,431	$161,306
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	450,000	650,000	400,000	700,000
Shares sold	50,000	—	—	50,000
Shares redeemed	(50,000)	(200,000)	—	(350,000)
Shares outstanding, end of period	450,000	450,000	400,000	400,000

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets — continued

	Oppenheimer Ultra Dividend Revenue ETF		Oppenheimer Global Growth Revenue ETF		Oppenheimer ESG Revenue ETF
	Six Months Ended December 31, 2016 (Unaudited)	Year Ended June 30, 2016	Six Months Ended December 31, 2016 (Unaudited)	Year Ended June 30, 2016	For the Period October 31, 2016[1] to December 31, 2016
OPERATIONS:
Net investment income	$4,691,979	$2,813,311	$18,996	$43,067	$96,355
Net realized gain (loss) on investments, in-kind redemptions and foreign currency translations	16,921,909	(2,382,122)	218,324	(474,932)	222,024
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(229,007)	8,519,386	24,700	164,824	1,191,181
Net increase (decrease) in net assets resulting from operations	21,384,881	8,950,575	262,020	(267,041)	1,509,560
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(5,402,944)	(2,568,683)	(24,307)	(73,286)	(96,120)
Realized gains	(191,360)	—	—	(143,071)	—
Total distributions to shareholders	(5,594,304)	(2,568,683)	(24,307)	(216,357)	(96,120)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	358,357,213	101,389,903	—	—	20,000,025
Cost of shares redeemed	(145,541,976)	(63,696,211)	—	(2,466,939)	—
Net increase (decrease) in net assets resulting from shareholder transactions	212,815,237	37,693,692	—	(2,466,939)	20,000,025
Increase (Decrease) in net assets	228,605,814	44,075,584	237,713	(2,950,337)	21,413,465
NET ASSETS:
Beginning of period	110,329,614	66,254,030	2,138,794	5,089,131	—
End of period	$338,935,428	$110,329,614	$2,376,507	$2,138,794	$21,413,465
Undistributed net investment income (loss) included in net assets at end of period	$52,395	$763,360	$(3,953)	$1,358	$235
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	3,500,000	2,300,000	50,000	100,000	—
Shares sold	10,650,000	3,350,000	—	—	800,001
Shares redeemed	(4,250,000)	(2,150,000)	—	(50,000)	—
Shares outstanding, end of period	9,900,000	3,500,000	50,000	50,000	800,001

[1]	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets — concluded

Oppenheimer Global ESG Revenue ETF
For the Period October 31, 2016[1] to December 31, 2016
OPERATIONS:
Net investment income	$66,846
Net realized loss on investments	(57,518)
Net change in unrealized depreciation on investments and foreign currency translations	(27,194)
Net decrease in net assets resulting from operations	(17,866)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(64,323)
Total distributions to shareholders	(64,323)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	17,500,025
Net increase in net assets resulting from shareholder transactions	17,500,025
Increase in net assets	17,417,836
NET ASSETS:
Beginning of period	—
End of period	$17,417,836
Undistributed net investment income included in net assets at end of period	$2,523
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	—
Shares sold	700,001
Shares redeemed	—
Shares outstanding, end of period	700,001

[1]	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Oppenheimer Large Cap Revenue ETF

For a share outstanding throughout each period presented.

	Six-Months Ended December 31, 2016 (Unaudited)	Year Ended June 30,
		2016	2015	2014	2013	2012
Per Share Operating Performance:
Net asset value, beginning of period	$40.74	$40.91	$38.56	$31.38	$25.20	$25.00
Net investment income[1]	0.40	0.76	0.68	0.59	0.54 [2]	0.41
Net realized and unrealized gain (loss) on investments	2.91	(0.14)	2.35	7.13	6.17	0.21 [3]
Total gain from investment operations	3.31	0.62	3.03	7.72	6.71	0.62
Less Distributions from:
Net investment income	(0.56)	(0.76)	(0.64)	(0.54)	(0.53)	(0.42)
Realized gains	—	(0.03)	(0.04)	—	—	—
Total distributions	(0.56)	(0.79)	(0.68)	(0.54)	(0.53)	(0.42)
Net asset value, end of period	$43.49	$40.74	$40.91	$38.56	$31.38	$25.20
Total Return at Net Asset Value[4]	8.20%	1.55%	7.91%	24.84%	26.98%	2.59%
Total Return at Market Value[4]	8.20%	1.61%	7.85%	25.10%	28.86%	2.57%
Ratios/Supplemental Data:
Net assets, end of period (000’s) omitted	$485,016	$366,679	$343,682	$242,970	$182,025	$156,284
Average Net Assets (000’s) omitted	406,723	331,701	296,609	201,920	163,192	165,508
Ratio to average net assets of:
Expenses, net of expense waivers and reimbursements	0.45%[5]	0.49%	0.49%	0.49%	0.49%	0.49%
Expenses, prior to expense waivers and reimbursements	0.54%[5]	0.62%	0.61%	0.68%	0.71%	0.75%
Net investment income, net of waivers and reimbursements	1.90%[5]	1.92%	1.70%	1.66%	1.93%[2]	1.72%
Portfolio turnover rate[6]	5.01%	14.13%	18.79%	11.98%	23.47%	29.05%

[1]	Based on average daily shares outstanding.
[2]	For the year ended June 30, 2013, net investment income per share reflects a special dividend which amounted to $0.02 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 1.85%.
[3]	The amount of net gain from securities (both realized and unrealized) per share does not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Fund shares during the year.
[4]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.
[5]	Annualized.
[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

Financial Highlights — continued
Oppenheimer Mid Cap Revenue ETF

For a share outstanding throughout each period presented.

	Six-Months Ended December 31, 2016 (Unaudited)	Year Ended June 30,
		2016	2015	2014	2013	2012
Per Share Operating Performance:
Net asset value, beginning of period	$47.74	$49.39	$47.75	$38.00	$29.88	$31.69
Net investment income[1]	0.50 [2]	0.44	0.41	0.34	0.39 [3]	0.23
Net realized and unrealized gain (loss) on investments	6.42	(1.63)	1.79	9.97	8.18	(1.15)
Total gain (loss) from investment operations	6.92	(1.19)	2.20	10.31	8.57	(0.92)
Less Distributions from:
Net investment income	(0.55)	(0.46)	(0.39)	(0.34)	(0.31)	(0.22)
Realized gains	—	—	(0.17)	(0.22)	(0.14)	(0.67)
Total distributions	(0.55)	(0.46)	(0.56)	(0.56)	(0.45)	(0.89)
Net asset value, end of period	$54.11	$47.74	$49.39	$47.75	$38.00	$29.88
Total Return at Net Asset Value[4]	14.56%	(2.39)%	4.63%	27.28%	28.95%	(2.72)%
Total Return at Market Value[4]	14.52%	(2.38)%	5.05%	27.14%	29.25%	(2.80)%
Ratios/Supplemental Data:
Net assets, end of period (000’s) omitted	$243,588	$186,252	$242,092	$205,404	$123,565	$122,557
Average Net Assets (000’s) omitted	205,688	210,021	223,753	167,424	115,203	128,669
Ratio to average net assets of:
Expenses, net of expense waivers and reimbursements	0.48%[5]	0.54%	0.54%	0.54%	0.54%	0.54%
Expenses, prior to expense waivers and reimbursements	0.61%[5]	0.72%	0.68%	0.73%	0.80%	0.82%
Net investment income, net of waivers and reimbursements	1.95%[2,5]	0.94%	0.84%	0.78%	1.17%[3]	0.77%
Portfolio turnover rate[6]	24.64%	22.23%	13.93%	24.19%	44.42%	55.02%

[1]	Based on average daily shares outstanding.
[2]	Net investment per share and the net investment income ratio include $0.16 and 0.63%, respectively, resulting from a special dividend from Cousins Properties, Inc in 2016.
[3]	For the year ended June 30, 2013, net investment income per share reflects a special dividend which amounted to $0.05 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 1.03%.
[4]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.
[5]	Annualized.
[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

Financial Highlights — continued
Oppenheimer Small Cap Revenue ETF

For a share outstanding throughout each period presented.

	Six-Months Ended December 31, 2016 (Unaudited)	Year Ended June 30,
		2016	2015	2014	2013	2012
Per Share Operating Performance:
Net asset value, beginning of period	$55.06	$58.05	$56.25	$43.82	$33.71	$34.47
Net investment income[1]	0.22	0.36	0.39	0.26	0.38 [2]	0.20
Net realized and unrealized gain (loss) on investments	12.12	(2.97)	1.89	12.81	10.22	(0.81)
Total gain (loss) from investment operations	12.34	(2.61)	2.28	13.07	10.60	(0.61)
Less Distributions from:
Net investment income	(0.26)	(0.38)	(0.38)	(0.52)	(0.35)	(0.15)
Realized gains	—	—	(0.10)	(0.12)	(0.14)	—
Total distributions	(0.26)	(0.38)	(0.48)	(0.64)	(0.49)	(0.15)
Net asset value, end of period	$67.14	$55.06	$58.05	$56.25	$43.82	$33.71
Total Return at Net Asset Value[3]	22.45%	(4.46)%	4.06%	30.03%	31.74%	(1.75)%
Total Return at Market Value[3]	22.60%	(4.51)%	4.24%	30.38%	31.53%	(1.67)%
Ratios/Supplemental Data:
Net assets, end of period (000’s) omitted	$443,212	$297,421	$374,516	$292,584	$153,441	$109,601
Average Net Assets (000’s) omitted	342,121	317,271	322,714	232,088	129,239	114,027
Ratio to average net assets of:
Expenses, net of expense waivers and reimbursements	0.48%[4]	0.54%	0.54%	0.54%	0.54%	0.54%
Expenses, prior to expense waivers and reimbursements	0.58%[4]	0.68%	0.67%	0.72%	0.79%	0.84%
Net investment income, net of waivers and reimbursements	0.74%[4]	0.68%	0.69%	0.51%	0.99%[2]	0.61%
Portfolio turnover rate[5]	24.76%	44.07%	21.21%	10.69%	39.39%	47.80%

[1]	Based on average daily shares outstanding.
[2]	For the year ended June 30, 2013, net investment income per share reflects a special dividend which amounted to $0.12 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.69%.
[3]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.
[4]	Annualized.
[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

Financial Highlights — continued
Oppenheimer Financials Sector Revenue ETF

For a share outstanding throughout each period presented.

	Six-Months Ended December 31, 2016 (Unaudited)	Year Ended June 30,
		2016	2015	2014	2013	2012
Per Share Operating Performance:
Net asset value, beginning of period	$45.61	$50.02	$46.54	$39.35	$27.62	$29.70
Net investment income[1]	0.35	0.66	0.54	0.45	0.38 [2]	0.26
Net realized and unrealized gain (loss) on investments	12.18	(4.38)	3.44	7.17	11.71	(2.05)
Total gain (loss) from investment operations	12.53	(3.72)	3.98	7.62	12.09	(1.79)
Less Distributions from:
Net investment income	(0.51)	(0.69)	(0.50)	(0.43)	(0.36)	(0.29)
Net asset value, end of period	$57.63	$45.61	$50.02	$46.54	$39.35	$27.62
Total Return at Net Asset Value[3]	27.66%	(7.49)%	8.57%	19.44%	44.09%	(5.95)%
Total Return at Market Value[3]	27.89%	(7.58)%	8.66%	19.32%	44.24%	(5.93)%
Ratios/Supplemental Data:
Net assets, end of period (000’s) omitted	$25,933	$20,524	$32,513	$32,577	$29,509	$9,667
Average Net Assets (000’s) omitted	21,466	25,009	33,925	31,390	12,464	8,638
Ratio to average net assets of:
Expenses, net of expense waivers and reimbursements	0.49%[4]	0.49%	0.49%	0.49%	0.49%	0.49%
Expenses, prior to expense waivers and reimbursements	0.87%[4]	0.91%	0.77%	0.80%	1.03%	1.29%
Net investment income, net of waivers and reimbursements	1.38%[4]	1.40%	1.11%	1.03%	1.12%[2]	0.98%
Portfolio turnover rate[5]	11.95%	20.42%	12.79%	13.27%	20.20%	26.17%

[1]	Based on average daily shares outstanding.
[2]	For the year ended June 30, 2013, net investment income per share reflects a special dividend which amounted to $0.004 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 1.11%.
[3]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.
[4]	Annualized.
[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

Financial Highlights — continued
Oppenheimer ADR Revenue ETF

For a share outstanding throughout each period presented.

	Six-Months Ended December 31, 2016 (Unaudited)	Year Ended June 30,
		2016	2015	2014	2013	2012
Per Share Operating Performance:
Net asset value, beginning of period	$30.95	$36.89	$41.82	$34.45	$31.81	$39.84
Net investment income[1]	0.38	0.91	1.07	1.33	0.97 [2]	1.00
Net realized and unrealized gain (loss) on investments	2.24	(5.78)	(4.83)	7.24	2.47	(7.47)
Total gain (loss) from investment operations	2.62	(4.87)	(3.76)	8.57	3.44	(6.47)
Less Distributions from:
Net investment income	(0.60)	(1.07)	(1.17)	(1.20)	(0.80)	(1.33)
Realized gains	—	—	—	—	—	(0.23)
Total distributions	(0.60)	(1.07)	(1.17)	(1.20)	(0.80)	(1.56)
Net asset value, end of period	$32.97	$30.95	$36.89	$41.82	$34.45	$31.81
Total Return at Net Asset Value[3]	8.63%	(13.32)%[6]	(9.13)%	25.38%	10.87%	(16.30)%
Total Return at Market Value[3]	8.73%	(13.47)%[6]	(9.08)%	25.39%	10.76%	(16.32)%
Ratios/Supplemental Data:
Net assets, end of period (000’s) omitted	$13,188	$12,378	$25,825	$23,000	$24,118	$36,587
Average Net Assets (000’s) omitted	12,820	19,956	24,074	22,885	28,629	42,642
Ratio to average net assets of:
Expenses, net of expense waivers and reimbursements	0.49%[4]	0.49%	0.49%	0.49%	0.49%	0.49%
Expenses, prior to expense waivers and reimbursements	1.28%[4]	1.15%	1.01%	1.04%	1.06%	1.05%
Net investment income, net of waivers and reimbursements	2.34%[4]	2.91%	2.80%	3.47%	2.83%[2]	2.97%
Portfolio turnover rate[5]	12.00%	26.31%	25.62%	21.31%	21.02%	35.04%

[1]	Based on average daily shares outstanding.
[2]	For the year ended June 30, 2013, net investment income per share reflects a special dividend which amounted to $0.003 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 2.82%.
[3]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.
[4]	Annualized.
[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
[6]	The return includes adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

Financial Highlights — continued
Oppenheimer Ultra Dividend Revenue ETF

For a share outstanding throughout each period presented.

	Six-Months Ended December 31, 2016 (Unaudited)	Year Ended June 30,		For the Period October 1, 2013[1] Through June 30, 2014
		2016	2015
Per Share Operating Performance:
Net asset value, beginning of period	$31.52	$28.81	$28.72	$24.87
Net investment income[2]	0.79	1.21	1.20	0.91
Net realized and unrealized gain on investments	2.75	2.66	0.03 [3]	3.39
Total gain from investment operations	3.54	3.87	1.23	4.30
Less Distributions from:
Net investment income	(0.80)	(1.16)	(1.11)	(0.45)
Realized gains	(0.02)	—	(0.03)	—
Total distributions	(0.82)	(1.16)	(1.14)	(0.45)
Net asset value, end of period	$34.24	$31.52	$28.81	$28.72
Total Return at Net Asset Value[4]	11.35%	13.91%	4.30%	17.46%
Total Return at Market Value[4]	11.40%	13.90%	4.19%	17.58%
Ratios/Supplemental Data:
Net assets, end of period (000’s) omitted	$338,935	$110,330	$66,254	$22,976
Average Net Assets (000’s) omitted	193,915	67,190	47,799	10,504
Ratio to average net assets of:
Expenses, net of expense waivers and reimbursements	0.44%[5]	0.49%	0.49%	0.49%[5]
Expenses, prior to expense waivers and reimbursements	0.56%[5]	0.75%	0.72%	1.18%[5]
Net investment income, net of waivers and reimbursements	4.80%[5]	4.19%	4.06%	4.57%[5]
Portfolio turnover rate[6]	2.29%	208.25%	51.83%	37.43%

[1]	Commencement of operations.
[2]	Based on average daily shares outstanding.
[3]	The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to timing of sales and repurchase of creation unit Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[4]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.
[5]	Annualized.
[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

Financial Highlights — continued
Oppenheimer Global Growth Revenue ETF

For a share outstanding throughout each period presented.

	Six-Months Ended December 31, 2016 (Unaudited)	Year Ended June 30, 2016	For the Period February 02, 2015[1] Through June 30, 2015
Per Share Operating Performance:
Net asset value, beginning of period	$42.78	$50.89	$50.00
Net investment income[2]	0.38	0.77	0.67
Net realized and unrealized gain (loss) on investments	4.86	(5.20)	0.25
Total gain (loss) from investment operations	5.24	(4.43)	0.92
Less Distributions from:
Net investment income	(0.49)	(0.82)	(0.03)
Realized gains	—	(2.86)	—
Total distributions	(0.49)	(3.68)	(0.03)
Net asset value, end of period	$47.53	$42.78	$50.89
Total Return at Net Asset Value[3]	12.29%	(8.60)%	1.83%
Total Return at Market Value[3]	10.35%	(6.93)%	1.09%
Ratios/Supplemental Data:
Net assets, end of period (000’s) omitted	$2,377	$2,139	$5,089
Average Net Assets (000’s) omitted	2,258	2,527	5,244
Ratio to average net assets of:
Expenses, net of expense waivers and reimbursements	0.64%[4]	0.70%	0.70%[4]
Expenses, prior to expense waivers and reimbursements	5.82%[4]	6.64%	1.94%[4]
Net investment income, net of waivers and reimbursements	1.67%[4]	1.70%	3.13%[4]
Portfolio turnover rate[5]	158.81%	304.06%	137.64%

[1]	Commencement of operations.
[2]	Based on average daily shares outstanding.
[3]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.
[4]	Annualized.
[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

Financial Highlights — continued
Oppenheimer ESG Revenue ETF

For a share outstanding throughout each period presented.

For the Period October 31, 2016[1] Through December 31, 2016
Per Share Operating Performance:
Net asset value, beginning of period	$25.00
Net investment income[2]	0.12
Net realized and unrealized gain on investments	1.77
Total gain from investment operations	1.89
Less Distributions from:
Net investment income	(0.12)
Net asset value, end of period	$26.77
Total Return at Net Asset Value[3]	7.55%
Total Return at Market Value[3]	7.76%
Ratios/Supplemental Data:
Net assets, end of period (000’s) omitted	$21,413
Average Net Assets (000’s) omitted	21,070
Ratio to average net assets of:
Expenses, net of expense waivers and reimbursements	0.40%[4]
Expenses, prior to expense waivers and reimbursements	0.80%[4]
Net investment income, net of waivers and reimbursements	2.69%[4]
Portfolio turnover rate[5]	11.87%

[1]	Commencement of operations.
[2]	Based on average daily shares outstanding.
[3]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.
[4]	Annualized.
[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

Financial Highlights — concluded
Oppenheimer Global ESG Revenue ETF

For a share outstanding throughout each period presented.

For the Period October 31, 2016[1] Through December 31, 2016
Per Share Operating Performance:
Net asset value, beginning of period	$25.00
Net investment income[2]	0.10
Net realized and unrealized loss on investments	(0.13)
Total loss from investment operations	(0.03)
Less Distributions from:
Net investment income	(0.09)
Net asset value, end of period	$24.88
Total Return at Net Asset Value[3]	(0.10)%
Total Return at Market Value[3]	0.53%
Ratios/Supplemental Data:
Net assets, end of period (000’s) omitted	$17,418
Average Net Assets (000’s) omitted	17,379
Ratio to average net assets of:
Expenses, net of expense waivers and reimbursements	0.45%[4]
Expenses, prior to expense waivers and reimbursements	1.31%[4]
Net investment income, net of waivers and reimbursements	2.26%[4]
Portfolio turnover rate[5]	22.16%

[1]	Commencement of operations.
[2]	Based on average daily shares outstanding.
[3]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.
[4]	Annualized.
[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements
December 31, 2016 (Unaudited)

1.	Organization

The Oppenheimer Revenue Weighted ETF Trust (the “Trust”) was organized as a Delaware statutory trust on December 15, 2006 and has authorized capital of unlimited shares. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), which, as of the date of this report, is comprised of nine active funds (collectively, the “Funds” and each individually a “Fund”). The Funds are investment companies and accordingly follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services Investment Companies. The Oppenheimer Large Cap Revenue ETF, the Oppenheimer Mid Cap Revenue ETF, the Oppenheimer Small Cap Revenue ETF, the Oppenheimer Global Growth Revenue ETF, the Oppenheimer Global ESG Revenue ETF, and the Oppenheimer ESG Revenue ETF are diversified funds under the Act. The Oppenheimer Financials Sector Revenue ETF, the Oppenheimer ADR Revenue ETF, and the Oppenheimer Ultra Dividend Revenue ETF, are not diversified. Each Fund’s investment objective is to outperform the total return performance of the Fund’s corresponding benchmark index (each a “Benchmark Index” and, collectively, the “Benchmark Indexes”). The Trust’s investment adviser is VTL Associates, LLC (“VTL” or the “Adviser”).

On February 15, 2017, the Board of Trustees of the Funds, upon the recommendation of the Funds’ Adviser, approved a plan to liquidate the Oppenheimer ADR Revenue ETF and Oppenheimer Global Growth Revenue ETF Funds (the “Liquidation”), with such Liquidation to take place on or about March 16, 2017 (the “Liquidation Date“). Beginning on or about March 3, 2017, each Fund will only accept Creation Units on a limited basis. Effective as of the close of the New York Stock Exchange (the “Exchange”) on or about March 9, 2017, the Funds will no longer trade on the Exchange.

The following is a summary of significant accounting policies followed in the Funds’ preparation of financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

2.	Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Foreign Currency Translation. The Trust’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the NYSE, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees (the “Board”).

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in values of securities held and reported with all other foreign currency gains and losses in the Trust’s Statements of Operations.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. GAAP, are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. Capital gain distributions, if any, are declared and paid annually.

The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.

Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Withholding taxes on foreign dividends, have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statements of Operations, are amortized or accreted daily.

Expenses — Expenses of the Trust which are directly identifiable to a specific Fund are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Notes to Financial Statements — continued

Return of Capital Estimates. Distributions received from the Trust’s investments in Real Estate Investments Trusts (REITs) generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each REIT and other industry sources. These estimates may subsequently be revised based on information received from REITs after their tax reporting periods are concluded.

Custodian Fees. “BNY Fund Services fees” in the Statements of Operations may include interest expense incurred by the Funds on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Funds may pay interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Funds.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

Federal Taxes. The Funds intend to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Funds file income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Funds’ tax return filings generally remains open for the three preceding fiscal reporting period ends. The Funds have analyzed their tax positions for the fiscal year ended June 30, 2016, including open tax years, and do not believe there are any uncertain tax positions requiring recognition in the Funds’ financial statements.

The tax components of capital shown in the following table represent distribution requirements the Funds must satisfy under the income tax regulations, losses the Funds may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

Fund	Undistributed Net Investment Income	Undistributed Long-Term Gain	Capital Loss Carryforwards	Post-October Capital Losses[3]	Net Unrealized Appreciation (Depreciation) Based on cost of Securities and Other Investments for Federal Income Tax Purposes
Oppenheimer Large Cap Revenue ETF	$1,597,553	—	— [1]	$(4,380,914)	$42,126,489
Oppenheimer Mid Cap Revenue ETF	320,981	—	(2,091,070)[1]	(4,046,071)	1,803,598
Oppenheimer Small Cap Revenue ETF	273,718	—	(7,299,324)[1]	(10,692,378)	5,554,516
Oppenheimer Financials Sector Revenue ETF	69,241	—	(441,484)[2]	—	1,139,941
Oppenheimer ADR Revenue ETF	161,306	—	(4,833,436)[1]	(1,672,262)	(2,923,991)
Oppenheimer Ultra Dividend Revenue ETF	76,360	124,151	— [1]	—	3,417,680
Oppenheimer Global Growth Revenue ETF	1,345	—	(277,289)[1]	(112,130)	37,292
Oppenheimer ESG Revenue ETF	—	—	—	—	—
Oppenheimer Global ESG Revenue ETF	—	—	—	—	—

[1]	During the reporting period, the Funds did not utilize any capital loss carryforward.
[2]	During the reporting period, the Fund utilized $106,498 of capital loss carryforward to offset capital gains realized in that fiscal year.
[3]	At period end, the Fund elected to treat all, or a portion of, post-October losses as arising on the first day of the following taxable year.

Notes to Financial Statements — continued

At June 30, 2016 the Funds have capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. Details of the capital loss carryforwards are included in the table below. Capital loss carryovers with no expiration, if any, must be utilized prior to those with expiration dates.

Fund	Capital Loss Available Through 2017	Capital Loss Available Through 2018	Capital Loss Available Through 2019	Short Term Post-Effective No Expiration	Long Term Post-Effective No Expiration	Total
Oppenheimer Mid Cap Revenue ETF	$—	$—	$—	$2,091,070	$—	$2,091,070
Oppenheimer Small Cap Revenue ETF	—	—	—	5,700,823	1,598,501	7,299,324
Oppenheimer Financials Sector Revenue ETF	52,317	21,626	78,535	54	288,952	441,484
Oppenheimer ADR Revenue ETF	—	—	—	912,169	3,921,267	4,833,436
Oppenheimer Global Growth Revenue ETF	—	—	—	277,289	—	277,289

The tax character of distributions paid during the reporting periods:

	Year Ended June 30, 2016			Year Ended June 30, 2015
Fund	Distributions Paid from Ordinary Income	Distributions Paid from Long-Term Capital Gains	Total	Distributions Paid from Ordinary Income	Distributions Paid from Long-Term Capital Gains	Total
Oppenheimer Large Cap Revenue ETF	$6,322,311	$234,365	$6,556,676	$4,589,744	$274,822	$4,864,566
Oppenheimer Mid Cap Revenue ETF	2,125,196	—	2,125,196	1,772,461	745,246	2,517,707
Oppenheimer Small Cap Revenue ETF	2,283,532	—	2,283,532	2,154,563	547,479	2,702,042
Oppenheimer Financials Sector Revenue ETF	372,325	—	372,325	347,753	—	347,753
Oppenheimer ADR Revenue ETF	727,010	—	727,010	679,055	—	679,055
Oppenheimer Ultra Dividend Revenue ETF	2,568,683	—	2,568,683	1,624,239	—	1,624,239
Oppenheimer Global Growth Revenue ETF	216,357	—	216,357	2,563	—	2,563
Oppenheimer ESG Revenue ETF	—	—	—	—	—	—
Oppenheimer Global ESG Revenue ETF	—	—	—	—	—	—

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Fund	Federal tax cost of securities	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Oppenheimer Large Cap Revenue ETF	$434,417,199	$63,137,685	$(8,492,976)	$54,644,709
Oppenheimer Mid Cap Revenue ETF	231,613,330	38,259,031	(8,894,670)	29,364,361
Oppenheimer Small Cap Revenue ETF	413,923,205	87,374,967	(18,781,586)	68,593,381
Oppenheimer Financials Sector Revenue ETF	20,630,820	5,511,346	(199,202)	5,312,144
Oppenheimer ADR Revenue ETF	17,632,082	969,143	(2,713,479)	(1,744,336)
Oppenheimer Ultra Dividend Revenue ETF	358,067,312	11,246,093	(8,057,420)	3,188,673
Oppenheimer Global Growth Revenue ETF	2,375,363	77,641	(15,428)	62,213
Oppenheimer ESG Revenue ETF	20,228,901	1,412,039	(220,858)	1,191,181
Oppenheimer Global ESG Revenue ETF	17,461,497	478,090	(505,323)	(27,233)

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Notes to Financial Statements — continued
3.	Securities Valuation

The Net Asset Value (“NAV”) per share of each Fund is computed by dividing the value of the net assets of each Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent. The Bank of New York Mellon calculates each Fund’s NAV at the close of the regular trading session on the New York Stock Exchange (“NYSE”), ordinarily 4:00 p.m., Eastern Time on each day that such exchange is open, except in the case of a scheduled early closing of the NYSE, in which case the Fund will calculated the NAV of the shares as of the scheduled early closing time of the NYSE.

Valuation Methods and Inputs. Securities traded on a national securities exchange are valued based on the official closing price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over the counter market are valued at the official closing price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith and in accordance with procedures adopted by the Trust’s Board.

Short-term money market type debt securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

The authoritative guidance for fair value measurements and disclosures, Accounting Standards CodificationTM Topic 820 (“Topic 820”), establishes an authoritative framework for the measurement of fair value, and enhances disclosures about fair value measurements. Furthermore, Topic 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. The Funds utilized various inputs in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels as follows:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices in an active market for similar securities, the intrinsic value of securities such as rights, warrants or options, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of December 31, 2016 in valuing the Funds’ assets carried at fair value:

	(Level 1)		(Level 2)			(Level 3)
Fund	Common Stock	Preferred Stock	Money Market Funds	Common Stock	Preferred Stock	Common Stock	Total
Oppenheimer Large Cap Revenue ETF	$484,589,672	$—	$4,472,236	$—	$—	$—	$489,061,908
Oppenheimer Mid Cap Revenue ETF	243,459,281	—	17,518,410	—	—	—	260,977,691
Oppenheimer Small Cap Revenue ETF	442,741,324	—	39,775,262	—	—	—	482,516,586
Oppenheimer Financials Sector Revenue ETF	25,942,964	—	—	—	—	—	25,942,964
Oppenheimer ADR Revenue ETF	12,915,180	243,976	2,728,590	—	—	—	15,887,746
Oppenheimer Ultra Dividend Revenue ETF	338,207,564	—	23,048,421	—	—	—	361,255,985
Oppenheimer Global Growth Revenue ETF	2,309,658	90,381	24,498	—	1,307	—	2,425,844
Oppenheimer ESG Revenue ETF	21,388,209	—	31,873	—	—	—	21,420,082
Oppenheimer Global ESG Revenue ETF	17,165,443	199,163	40,295	26,609	—	—	17,431,510

At December 31, 2016, the Funds did not hold any Level 3 securities. Please refer to each Fund’s Schedule of Investments to view equity securities segregated by industry type.

The Funds’ policy is to disclose transfers between Levels based on valuations at the beginning of the reporting period.

For the period ended December 31, 2016, there were no transfers between levels.

Notes to Financial Statements — continued
4.	Securities Lending

Each Fund may lend portfolio securities up to one-third of a Fund’s total assets to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of U.S. dollar cash and/or U.S. government securities is maintained at all times. The cash collateral can be invested in a certain money market mutual fund, which may also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash invested in the money market mutual fund or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of a Fund. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Lending securities could result in a loss or delay in recovering the Fund’s securities if the borrower defaults.

The value of loaned securities and related collateral outstanding at December 31, 2016 are shown in the Schedules of Investments. The value of the collateral held may be temporarily less than that required under the lending contract. As of December 31, 2016, the cash collateral consisted of an institutional money market fund and non-cash collateral consisted of U.S. Treasury Bills, Notes, and Bonds and U.S. Treasury Inflation Indexed Bonds with the following maturities:

Remaining Contractual Maturity of the Agreements, as of December 31, 2016

	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Oppenheimer Large Cap Revenue ETF
Money Market Mutual Fund	4,472,236	—	—	—	4,472,236
U.S. Government Securities	—	352,535	2,866,239	5,438,410	8,657,184
Total	4,472,236	352,535	2,866,239	5,438,410	13,129,420
Oppenheimer Mid Cap Revenue ETF
Money Market Mutual Fund	17,518,410	—	—	—	17,518,410
U.S. Government Securities	—	669,167	2,512,437	13,495,156	16,676,760
Total	17,518,410	669,167	2,512,437	13,495,156	34,195,170
Oppenheimer Small Cap Revenue ETF
Money Market Mutual Fund	39,775,262	—	—	—	39,775,262
U.S. Government Securities	—	1,303,840	1,805,908	20,479,985	23,589,733
Total	39,775,262	1,303,840	1,805,908	20,479,985	63,364,995
Oppenheimer Financials Sector Revenue ETF
Money Market Mutual Fund	—	—	—	—	—
U.S. Government Securities		3,791	6,182	151,839	161,812
Total	—	3,791	6,182	151,839	161,812
Oppenheimer ADR Revenue ETF
Money Market Mutual Fund	2,728,590	—	—	—	2,728,590
U.S. Government Securities	—	22,726	8,920	161,621	193,267
Total	2,728,590	22,726	8,920	161,621	2,921,857
Oppenheimer Ultra Dividend Revenue ETF
Money Market Mutual Fund	23,048,421	—	—	—	23,048,421
U.S. Government Securities	—	198,929	244,836	6,913,889	7,357,654
Total	23,048,421	198,929	244,836	6,913,889	30,406,075
Oppenheimer Global Growth Revenue ETF
Money Market Mutual Fund	24,498	—	—	—	24,498
U.S. Government Securities	—	—	—	—	—
Total	24,498	—	—	—	24,498

Notes to Financial Statements — continued

	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Oppenheimer ESG Revenue ETF
Money Market Mutual Fund	31,873	—	—	—	31,873
U.S. Government Securities	—	—	405	74,202	74,607
Total	31,873	—	405	74,202	106,480
Oppenheimer Global ESG Revenue ETF
Money Market Mutual Fund	40,295	—	—	—	40,295
U.S. Government Securities	—	—	47	5,179	5,226
Total	40,295	—	47	5,179	45,521

Master Netting Arrangements. For financial reporting purposes, the Funds do not offset assets and liabilities subject to master netting arrangements or similar arrangements in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of December 31, 2016, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting provisions in the Securities Lending Authorization Agreement are detailed in the following table:

	Assets				Liabilities
Fund	Gross Amounts Presented in Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities Cash Collateral Received	Gross Amounts Not Offset in the Statement of Assets and Liabilities Non-cash Collateral Received	Net Amount	Gross Amounts Presented in Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities Collateral Received	Net Amount
Oppenheimer Large Cap Revenue ETF	$12,754,280	$(4,097,096)	$(8,657,184)	$—	$—	$—	$—
Oppenheimer Mid Cap Revenue ETF	33,190,687	(16,513,927)	(16,676,760)	—	—	—	—
Oppenheimer Small Cap Revenue ETF	61,454,702	(37,864,969)	(23,589,733)	—	—	—	—
Oppenheimer Financials Sector Revenue ETF	158,863	—	(161,812)	2,949	—	—	—
Oppenheimer ADR Revenue ETF	2,829,636	(2,636,369)	(193,267)	—	—	—	—
Oppenheimer Ultra Dividend Revenue ETF	29,525,912	(22,168,258)	(7,357,654)	—	—	—	—
Oppenheimer Global Growth Revenue ETF	23,399	(23,399)	—	—	—	—	—
Oppenheimer ESG Revenue ETF	103,855	(29,248)	(74,607)	—	—	—	—
Oppenheimer Global ESG Revenue ETF	43,860	(38,634)	(5,226)	—	—	—	—
[1]	The amount of collateral presented is limited such that the net amount cannot be less than zero.

5.	Investments and Risks

Risks of Foreign Investing. The Funds may invest in foreign securities which are subject to special risks. Securities traded in foreign markets may be less liquid and more volatile than those traded in U.S. markets. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Funds to evaluate a foreign company’s operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of investments denominated in that foreign currency and in the value of any income or distributions the Funds may receive on those investments. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company’s assets, or other political and economic factors. In addition, due to the inter-relationship

Notes to Financial Statements — continued

of global economies and financial markets, changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Funds to time-zone arbitrage risk. Foreign securities may trade on weekends or other days when the Funds do not price their shares. At times, the Funds may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Foreign securities and foreign currencies held in foreign banks and securities depositories may be subject to limited or no regulatory oversight.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of a Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

6.	Market Risk Factors

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

7.	Shares of Beneficial Interest

As of December 31, 2016, there were an unlimited number of shares of beneficial interest without par value authorized by the Trust. Retail investors may only purchase and sell Fund shares at market prices on a national securities exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer, and market prices for a Fund’s shares may be at, above or below its NAV depending on the premium or discount at which the Fund’s shares trade.

Each Fund issues and redeems shares at NAV, only in large blocks typically consisting of 50,000 shares or more (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Fund shares may only be purchased or redeemed directly from the Funds by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a participant agreement with the OppenheimerFunds Distributor, Inc. (“OFDI” or the “Distributor”) Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated basket of equity securities constituting a portfolio sampling representation of the securities included in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

Notes to Financial Statements — continued
8.	Purchases & Sales of Securities

The cost of purchases and the proceeds from sales of investment securities (excluding in-kind purchases and redemptions and short-term investments) for the period ended December 31, 2016, were as follows:

Fund	Purchases	Sales
Oppenheimer Large Cap Revenue ETF	$42,458,541	$20,475,599
Oppenheimer Mid Cap Revenue ETF	59,624,929	50,782,573
Oppenheimer Small Cap Revenue ETF	95,373,971	85,339,450
Oppenheimer Financials Sector Revenue ETF	2,616,643	2,576,976
Oppenheimer ADR Revenue ETF	1,562,288	1,530,622
Oppenheimer Ultra Dividend Revenue ETF	156,879,679	4,583,019
Oppenheimer Global Growth Revenue ETF	3,808,141	3,573,032
Oppenheimer ESG Revenue ETF	2,470,334	2,474,279
Oppenheimer Global ESG Revenue ETF	6,309,135	3,836,763

For the period ended December 31, 2016, the cost of in-kind purchases and the proceeds from in-kind redemptions were as follows:

Fund	Purchases	Sales
Oppenheimer Large Cap Revenue ETF	$108,068,383	$39,725,128
Oppenheimer Mid Cap Revenue ETF	31,167,548	8,346,869
Oppenheimer Small Cap Revenue ETF	72,666,002	5,782,411
Oppenheimer Financials Sector Revenue ETF	2,929,264	2,373,553
Oppenheimer ADR Revenue ETF	—	—
Oppenheimer Ultra Dividend Revenue ETF	196,497,434	137,066,352
Oppenheimer Global Growth Revenue ETF	—	—
Oppenheimer ESG Revenue ETF	19,978,966	—
Oppenheimer Global ESG Revenue ETF	15,009,947	—

Gains and losses on in-kind redemptions are not recognized at the Fund level for tax purposes.

9.	Fees and Other Transactions with Affiliates

Management Fees. VTL has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Board. Under the investment advisory agreement, the Adviser receives an advisory fee paid by the Funds.

Prior to October 28, 2016, the Funds paid the Adviser the following annualized fees:

Fund	Management Fees	Expense Limit
Oppenheimer Large Cap Revenue ETF	0.45%	0.49%
Oppenheimer Mid Cap Revenue ETF	0.50%	0.54%
Oppenheimer Small Cap Revenue ETF	0.50%	0.54%
Oppenheimer Financials Sector Revenue ETF	0.45%	0.49%
Oppenheimer ADR Revenue ETF	0.60%	0.49%
Oppenheimer Ultra Dividend Revenue ETF	0.45%	0.49%
Oppenheimer Global Growth Revenue ETF	0.70%	0.70%

Notes to Financial Statements — continued

Effective October 28, 2016, the Funds pay the Adviser the following annualized fees:

Fund	Management Fees	Expense Limit
Oppenheimer Large Cap Revenue ETF	0.39%	0.39%
Oppenheimer Mid Cap Revenue ETF	0.39%	0.39%
Oppenheimer Small Cap Revenue ETF	0.39%	0.39%
Oppenheimer Financials Sector Revenue ETF	0.45%	0.49%
Oppenheimer ADR Revenue ETF	0.60%	0.49%
Oppenheimer Ultra Dividend Revenue ETF	0.39%	0.39%
Oppenheimer Global Growth Revenue ETF	0.54%	0.54%
Oppenheimer ESG Revenue ETF	0.40%	0.40%
Oppenheimer Global ESG Revenue ETF	0.45%	0.45%

Waivers and Reimbursements of Expenses. The Trust and the Adviser have entered into written fee waiver and expense reimbursement agreements pursuant to which the Adviser has agreed to waive all or a portion of its fees and/or reimburse expenses to the extent necessary to keep fund expenses (excluding any taxes, interest, brokerage fees, certain insurance costs and other non-routine expenses) for the Funds from exceeding the percentage of each Fund’s daily net assets in the column “Expense Limit” in the above tables. Under this agreement, the Adviser retains the right to seek reimbursement from each Fund of fees previously waived or expenses previously reimbursed to the extent such fees were waived or expenses were reimbursed within three years of such reimbursement (effective for all Funds beginning in October 2015, except Global Growth, which has maintained the right of reimbursement since its inception in February 2015), provided such reimbursement does not cause the Fund to exceed any applicable fee waiver and expense reimbursement agreement that was in place at the time the fees were waived or expenses were reimbursed. These agreements will remain in effect and will be contractually binding until December 2, 2017, after which they may be terminated or revised.

For the period ended December 31, 2016, the Adviser waived fees and reimbursed expenses for each Fund as follows.

Each Fund may recoup such waivers until the date indicated.

Fund:	Expenses Reimbursed:	Recoupment Balance:	Recoupment Expiration
Oppenheimer Large Cap Revenue ETF	$344,337	$344,337	6/30/2019
	175,296	175,296	6/30/2020
Oppenheimer Mid Cap Revenue ETF	281,135	281,135	6/30/2019
	128,666	128,666	6/30/2020
Oppenheimer Small Cap Revenue ETF	350,636	350,636	6/30/2019
	165,575	165,575	6/30/2020
Oppenheimer Financials Sector Revenue ETF	78,895	78,895	6/30/2019
	40,919	40,919	6/30/2020
Oppenheimer ADR Revenue ETF	91,569	91,569	6/30/2019
	51,017	51,017	6/30/2020
Oppenheimer Ultra Dividend Revenue ETF	132,110	132,110	6/30/2019
	111,719	111,719	6/30/2020
Oppenheimer Global Growth Revenue ETF	26,624	26,624	6/30/2018
	150,107	150,107	6/30/2019
	58,879	58,879	6/30/2020
Oppenheimer ESG Revenue ETF	14,297	14,297	6/30/2020
Oppenheimer Global ESG Revenue ETF	25,452	25,452	6/30/2020
Total	2,227,233	2,227,233

Notes to Financial Statements — concluded

Administrator, Custodian, Fund Accounting and Transfer Agent Fees. The Bank of New York Mellon serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Distributor Fees. OppenheimerFunds Distributor, Inc. (“OFDI”) acts as the Funds’ principal underwriter. The Trust has adopted a distribution and services plan (“12b-1”) pursuant to rule 12b-1 under the 1940 Act. Each Fund is authorized to pay an amount up to a maximum annual rate of 0.25% of its average daily net assets for distribution related activities. No 12b-1 fees are currently paid by the Funds, and there are currently no plans to impose these fees.

Trustees’ Fees. The Trust compensates each Trustee who is not an officer or employee of the Adviser. No Trustee of the Trust who is also an officer or employee of the Adviser receives any compensation from the Trust for services to the Trust.

Licensing Fee Agreements. The Adviser has licensed each Fund to use certain trademarks that are owned by the Adviser. No fees were charged to the Funds for this license.

Related Party. The Interested Trustee and Officers of the Funds are also Officers or Trustees of companies affiliated with OFI Global Asset Management, Inc., OFDI, and the Adviser.

Organization and Offering Costs. As of October 31, 2016, VTL had directly assumed all organization and initial offering costs of Oppenheimer Global ESG Revenue ETF and Oppenheimer ESG Revenue ETF.

10.	Pending Litigation

In 2009, several putative class action lawsuits were filed and later consolidated before the U.S. District Court for the District of Colorado in connection with the investment performance of Oppenheimer Rochester California Municipal Fund (the “California Fund”), a fund advised by OppenheimerFunds, Inc. (“OFI”) — the parent company of the manager and distributed by OppenheimerFunds Distributor, Inc. (“OFDI”). The plaintiffs asserted claims against OFI, OFDI and certain present and former trustees and officers of the California Fund under the federal securities laws, alleging, among other things, that the disclosure documents of the California Fund contained misrepresentations and omissions and the investment policies of the California Fund were not followed. An amended complaint and a motion to dismiss were filed, and in 2011, the court issued an order which granted in part and denied in part the defendants’ motion to dismiss. In October 2015, following a successful appeal by defendants and a subsequent hearing, the court granted plaintiffs’ motion for class certification and appointed class representatives and class counsel.

OFI and OFDI believe the suit is without merit; that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them in the Suit; and that no estimate can yet be made as to the amount or range of any potential loss. Furthermore, OFI believes that the suit should not impair the ability of OFI or OFDI to perform their respective duties to the Fund and that the outcome of the suit should not have any material effect on the operations of any of the Oppenheimer funds.

Board Approval of Investment Advisory Agreements(Unaudited)

Board Approval of the Investment Advisory Agreement for Oppenheimer Revenue Weighted ETF Trust (the “Trust”)

The Trust, on behalf of Oppenheimer Global ESG Revenue ETF and Oppenheimer ESG Revenue ETF, each a series of the Trust, (each, a “Fund” and together, the “Funds”), has entered into an investment advisory agreement with VTL Associates, LLC (“VTL” or the “Manager”) (the “Agreement”). The Agreement was approved by the Funds’ Board of Trustees (the “Board”), including a majority of the independent Trustees, at a meeting held on August 23-24, 2016. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. The Board requested and received such information, including information regarding the proposed services, fees, and expenses of each Fund.

The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s proposed services, (ii) the proposed fees and projected expenses of each Fund, including estimated and comparative fee and expense information, (iii) the estimated cost to the Manager and its affiliates of providing services, (iv) whether economies of scale are expected to be realized as each Fund grows and whether fee levels reflect these economies of scale for each Fund’s investors, and (v) other benefits that are expected to accrue to the Manager from its relationship with the Funds. The Board was aware that there are alternatives to retaining the Manager.

Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.

Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services to be provided to each Fund and information regarding the Manager’s key personnel who provide such services. The Board also considered that the Manager’s duties will include providing each Fund with day-to-day general management and investment of each Fund’s securities portfolio. The Manager will also be responsible for daily review of each Fund’s creation and redemption baskets, daily monitoring of tracking error and quarterly reporting to the Board, implementing periodic rebalances and reconstitutions to track each Fund’s underlying indexes; and monitoring each Fund’s securities lending program. The Board took into account that the Manager will be responsible for overseeing third-party service providers who render certain administrative services to each Fund as well. Those services include supervising administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Funds; compiling and maintaining records with respect to the Funds’ operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Funds for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by federal and state securities laws for the sale of the Funds’ shares. The Manager will also provide the Funds with office space, facilities and equipment.

The Board also considered the quality of the services to be provided and the quality of the Manager’s resources that will be available to the Funds. In evaluating the Manager, the Board considered the history, reputation, qualification and background of the Manager, including its corporate parent, OppenheimerFunds, Inc. (“OFI”) and corporate affiliate, OFI Global Asset Management, Inc. (“OFI Global” and OFI and OFI Global are collectively referred to hereinafter as “OFI”), and the fact that OFI has over 50 years of experience as an investment adviser and that its assets under management rank among the top mutual fund managers in the United States. The Board evaluated the Manager’s and OFI’s advisory, administrative, accounting, legal, compliance services and risk management, and information the Board has received regarding the experience and professional qualifications of the Manager’s and OFI’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services to be provided, the Board considered the experience of Vincent T. Lowry, Michael J. Gompers, Justin V. Lowry and Sean P. Reichert, the proposed portfolio managers for each Fund, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager and OFI as trustees of the Funds and other funds advised by the Manager or OFI. The Board considered information regarding the quality of services to be provided by affiliates of the Manager, which its members have become knowledgeable about in connection with other funds advised by the Manager or OFI. The Board concluded, in light of the Manager’s and OFI’s experience, reputation, personnel, operations and resources that the Funds should benefit from the services to be provided under the Agreement.

Investment Performance. Because the Funds have no operating history, the Board was unable to consider performance.

Costs of Services to be Provided by the Manager. The Board reviewed the fees to be paid to the Manager and the other expenses to be borne by the Funds. The Manager provided comparative data in regard to the proposed fees and expenses of the Funds based on a subset of other funds classified by an independent service provider as being in the same category as the Funds. Based on this information, the Board considered that:

Board Approval of Investment Advisory Agreements — concluded

•	Oppenheimer Global ESG Revenue ETF’s contractual management fee and total expense ratio are expected to be higher than the selected peer group averages and peer group medians.
•	Oppenheimer ESG Revenue ETF’s contractual management fee is expected to be higher than the selected peer group average and equal to the selected peer group median, and its total expense ratio is expected to be lower than the selected peer group average and peer group median.

The Board also considered that the Funds will be party to the Expense Limitation Agreement between VTL and exchange-traded funds currently managed by VTL, pursuant to which VTL will waive a portion of its fees and/or reimburse expenses to the extent necessary to keep Oppenheimer Global ESG Revenue ETF’s total annual fund operating expenses from exceeding 0.55% of average daily net assets and Oppenheimer ESG Revenue ETF’s total annual fund operating expenses from exceeding 0.50% of average daily net assets. Subsequent to the Board meeting, the Manager amended the Expense Limitation Agreement and agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep Oppenheimer Global ESG Revenue ETF’s total annual fund operating expenses from exceeding 0.45% of average daily net assets and Oppenheimer ESG Revenue ETF’s total annual fund operating expenses from exceeding 0.40% of average daily net assets.

Economies of Scale to be Realized by the Manager. The Board considered information regarding the Manager’s anticipated costs in serving as the Funds’ investment adviser, including the costs associated with the personnel and systems necessary to manage the Funds. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Funds. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Funds.

Other Benefits to the Manager. In evaluating other benefits that accrue to the Manager from its relationship with the Funds, the Board noted that OppenheimerFunds Distributor, Inc., an affiliate of OFI, is each Fund’s Distributor. Each Fund compensates the Distributor in connection with the provision of those services. The Board reviewed and approved the distribution agreement for each Fund which sets forth the anticipated services to be provided by the Distributor and their estimated costs in so doing. The Board also considered information that was provided regarding the direct and indirect benefits the Manager is expected to receive as a result of its relationship with the Funds.

Conclusions. The Board, including the independent Board members, considered the data provided by the Manager and concluded that sufficient information had been provided to allow them to evaluate the terms of the Agreement and the reasonableness of the proposed investment advisory fee. They concluded that each Fund’s proposed management fee is reasonable in light of the services to be provided to each Fund.

The Board considered the Agreement in light of all the surrounding circumstances. It also considered that the Manager and its affiliates have been the investment advisers for other Oppenheimer funds and that it has found the performance of the Manager to be satisfactory.

The Board, including the independent Board members, concluded that the Board should approve the Agreement. In arriving at its decision, the Board did not identify any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fees, in light of all the surrounding circumstances.

Distribution Sources
(Unaudited)

For any distribution that took place over the reporting period, the table below details, on a per-share basis, the percentage of each ETF’s total distribution payment amount that was derived from the following sources: net income, net profit from the sale of securities, and other capital sources. This information is based upon income and capital gains using generally accepted accounting principles as of the date of each distribution. Because the ETFs are passively managed, the relative amount of each ETF’s total distributions derived from various sources over the calendar year may change. Please note that this information should not be used for tax reporting purposes as the tax character of distributable income may differ from the amounts used for this notification. You will receive IRS tax forms in the first quarter of each calendar year detailing the actual amount of the taxable and non-taxable portion of distributions paid to you during the tax year.

For the most current information, please go to oppenheimerfunds.com. Select your Fund, then the ‘Detailed’ tab; where ‘Dividends’ are shown, the Fund’s latest pay date will be followed by the sources of any distribution, updated daily.

Fund Name	Record Date	Ex-Div Date	Pay Date	Net Income	Net Profit from Sale	Other Capital Sources
Oppenheimer Large Cap Revenue ETF	12/30/16	12/28/16	1/4/2017	98.30%	0.00%	1.70%
Oppenheimer Mid Cap Revenue ETF	12/30/16	12/28/16	1/4/2017	99.00%	0.00%	1.00%
Oppenheimer Small Cap Revenue ETF	12/30/16	12/28/16	1/4/2017	95.70%	4.30%	0.00%
Oppenheimer Financials Sector Revenue ETF	12/30/16	12/28/16	1/4/2017	100.00%	0.00%	0.00%
Oppenheimer Ultra Dividend Revenue ETF	12/30/16	12/28/16	1/4/2017	93.20%	0.00%	6.80%
Oppenheimer ESG Revenue ETF	12/30/16	12/28/16	1/4/2017	97.60%	2.40%	0.00%
Oppenheimer ESG Global ESG Revenue ETF	12/30/16	12/28/16	1/4/2017	100.00%	0.00%	0.00%

Supplemental Information
(Unaudited)

Proxy Voting Policies, Procedures and Record

A description of the Trust’s proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and each Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge upon request, by calling (888) 854-8181. This information is also available on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Oppenheimer Revenue Weighted ETF Trust files its complete schedule of portfolio holdings with the SEC for its first and third quarters on Form N-Q. Copies of the filings are available on the SEC’s website at http://www.sec.gov. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to the following email box address: <publicinfo@sec.gov>.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of a Fund and the Fund’s net asset value may be found on the Funds’ website at http://www.revenueshares.com.

The Oppenheimer Revenue Weighted ETF Trust

Trustees and Officers
Robert J. Malone, Chairman of the Board of Trustees and Trustee
Jon S. Fossel, Trustee
Richard F. Grabish, Trustee
Beverly L. Hamilton, Trustee
Victoria J. Herget, Trustee
F. William Marshall, Jr., Trustee
Karen L. Stuckey, Trustee
James D. Vaughn, Trustee
Arthur P. Steinmetz, Trustee, President and Principal Executive Officer
Vincent T. Lowry, Vice President
Michael J. Gompers, Vice President
Justin V. Lowry, Vice President
Sean P. Reichert, Vice President
Cynthia Lo Bessette, Secretary and Chief Legal Officer
Jennifer Foxson, Vice President and Chief Business Officer
Mary Ann Picciotto, Chief Compliance Officer and Chief Anti-Money Laundering Officer
Brian S. Petersen, Treasurer and Principal Financial & Accounting Officer

Investment Adviser	Independent Registered Public Accounting Firm
VTL Associates, LLC	Cohen & Company, Ltd.

Distributor	Legal Counsel
OppenheimerFunds Distributor, Inc.	Ropes & Gray LLP

Administrator, Custodian and Transfer Agent
The Bank of New York Mellon (BNY Mellon)

Oppenheimer Revenue Weighted ETF Trust
One Commerce Square
2005 Market Street, Suite 2020
Philadelphia, PA 19103

This report is submitted for the general information of the shareholders of each Fund.

It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ risks, objectives, fees and expenses, experience of their management, and other information.

Visit Us oppenheimerfunds.com Call Us 888 854 8181

Oppenheimer Revenue Weighted ETF Trust is distributed by OppenheimerFunds Distributor, Inc.
225 Liberty Street, New York, NY 10281-1008
© 2017 OppenheimerFunds Distributor, Inc. All rights reserved.

RS0000.011.1216    December 31, 2016

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 1/29/2016, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Oppenheimer Revenue Weighted ETF Trust

By (Signature and Title)*  /s/ Arthur P. Steinmetz

Arthur P. Steinmetz

Principal Executive Officer

Date 2/17/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Arthur P. Steinmetz

Arthur P. Steinmetz

Principal Executive Officer

Date 2/17/2017

By (Signature and Title)*  /s/ Brian S. Petersen

Brian S. Petersen

Principal Financial Officer

Date 2/17/2017

* Print the name and title of each signing officer under his or her signature.